UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.6%
Financials - 18.2%
Capital Markets - 1.1%
Blackstone Group LP	100,917	$1,608,617
Deutsche Bank AG	11,900	592,490
Goldman Sachs Group, Inc. (The)	8,115	1,009,263
Legg Mason, Inc.	21,500	600,495
Macquarie Group Ltd.	17,920	542,135
Morgan Stanley	58,500	1,148,940
UBS AG (a)	67,882	951,350

		6,453,290

Commercial Banks - 2.7%
Australia & New Zealand Banking Group Ltd.	6,900	166,457
Banco Bilbao Vizcaya Argentaria SA	48,411	385,889
Banco do Brasil SA	23,900	339,755
Banco Santander SA	51,420	395,422
Barclays PLC	120,000	452,215
BB&T Corp. (b)	11,200	351,568
BNP Paribas SA	23,403	1,113,284
CIT Group, Inc. (a)	44,600	1,839,304
HSBC Holdings PLC	187,470	1,665,148
Intesa Sanpaolo SpA	282,850	506,979
Itau Unibanco Holding SA (ADR)	30,130	578,195
KB Financial Group, Inc.	8,875	325,436
KBC Groep NV	8,560	215,294
Lloyds Banking Group PLC (a)	739,400	397,894
Mitsubishi UFJ Financial Group, Inc. (b)	99,700	500,331
National Australia Bank Ltd.	26,400	673,942
PNC Financial Services Group, Inc.	7,100	457,879
Regions Financial Corp.	20,700	136,413
Societe Generale SA	14,469	424,561
Standard Chartered PLC	23,179	578,818
Sumitomo Mitsui Financial Group, Inc.	17,100	565,971
Turkiye Is Bankasi-Class C	61,920	152,753
Turkiye Vakiflar Bankasi Tao-Class D	96,100	182,430
Wells Fargo & Co.	96,400	3,291,096

		15,697,034

Consumer Finance - 0.1%
Shriram Transport Finance Co., Ltd.	23,765	278,722

Diversified Financial Services - 2.5%
Bank of America Corp.	74,700	714,879
Citigroup, Inc.	94,000	3,435,700
IG Group Holdings PLC	117,392	845,260
ING Groep NV (a)	74,480	620,273
JPMorgan Chase & Co.	163,417	7,513,914
Moody’s Corp.	20,500	863,050
ORIX Corp. (b)	3,580	343,951

		14,337,027

Insurance - 1.6%
ACE Ltd.	14,000	1,024,800
Admiral Group PLC	57,680	1,095,117
Aegon NV (a)	75,220	418,110
AIA Group Ltd.	411,400	1,510,297

Company	Shares	U.S. $ Value
Allianz SE	6,790	810,397
Aviva PLC	41,310	219,265
Berkshire Hathaway, Inc. (a)	7,600	616,740
Chubb Corp. (The)	6,400	442,304
Legal & General Group PLC	238,138	498,072
Muenchener Rueckversicherungs AG	3,290	496,135
Prudential PLC	52,620	630,515
Reinsurance Group of America, Inc.-Class A	10,900	648,223
Suncorp Group Ltd.	41,970	366,062
Travelers Cos., Inc. (The)	6,300	372,960
XL Group PLC	5,300	114,957

		9,263,954

Real Estate Investment Trusts (REITs) - 7.1%
Allied Properties Real Estate Investment Trust	9,976	259,139
Ashford Hospitality Trust, Inc.	29,958	269,922
Big Yellow Group PLC	129,970	590,431
Boston Properties, Inc.	8,334	874,987
BRE Properties, Inc.	17,920	905,856
British Land Co. PLC	111,441	855,382
Camden Property Trust	11,760	773,220
Canadian Real Estate Investment Trust	11,560	427,770
Chartwell Seniors Housing Real Estate Investment Trust	36,170	331,076
Cominar Real Estate Investment Trust	19,643	460,821
Corio NV	17,310	913,262
Corporate Office Properties Trust	11,651	270,420
CubeSmart	12,480	148,512
DDR Corp.	62,675	915,055
Derwent London PLC	5,580	155,724
Dexus Property Group	567,039	512,426
Digital Realty Trust, Inc. (b)	13,610	1,006,732
Douglas Emmett, Inc.	38,696	882,656
Duke Realty Corp.	64,370	923,066
Dundee International Real Estate Investment Trust	13,723	139,094
Dundee Real Estate Investment Trust	15,756	556,029
EastGroup Properties, Inc.	17,600	883,872
Equity Residential	9,160	573,599
Essex Property Trust, Inc.	3,950	598,464
Eurocommercial Properties NV	4,100	155,378
Extra Space Storage, Inc.	22,200	639,138
General Growth Properties, Inc.	45,160	767,268
Glimcher Realty Trust	90,449	924,389
Goodman Group	1,589,060	1,140,811
Great Portland Estates PLC	75,100	432,331
Hammerson PLC	125,510	834,714
HCP, Inc.	13,070	515,742
Health Care REIT, Inc.	11,270	619,399
InnVest Real Estate Investment Trust	87,344	460,604
Kilroy Realty Corp.	10,456	487,354
Klepierre	19,483	675,879
Lexington Realty Trust (b)	30,310	272,487
Link REIT (The)	161,268	600,069
Mack-Cali Realty Corp.	9,820	283,012
Morguard Real Estate Investment Trust	13,350	221,909
Nippon Building Fund, Inc.	31	295,110
Northern Property Real Estate Investment Trust	13,800	431,384
Pebblebrook Hotel Trust	14,210	320,862
Post Properties, Inc.	16,350	766,161

Company	Shares	U.S. $ Value
ProLogis, Inc.	48,233	1,737,353
Public Storage	5,200	718,484
Regency Centers Corp.	17,100	760,608
RioCan Real Estate Investment Trust (New York) (c)	1,400	37,939
RioCan Real Estate Investment Trust (Toronto)	23	623
Simon Property Group, Inc.	24,056	3,504,478
SL Green Realty Corp.	13,633	1,057,239
Sovran Self Storage, Inc.	15,712	782,929
Stockland	171,880	524,084
Strategic Hotels & Resorts, Inc. (a)	70,310	462,640
Unibail-Rodamco SE	9,499	1,900,327
Ventas, Inc.	24,630	1,406,373
Weingarten Realty Investors	20,070	530,450
Westfield Group	124,000	1,136,846
Westfield Retail Trust	268,650	719,567
Weyerhaeuser Co.	13,450	294,824

		40,646,280

Real Estate Management & Development - 3.0%
Aeon Mall Co., Ltd.	25,300	590,970
CapitaLand Ltd.	219,000	544,100
Castellum AB (b)	43,854	552,538
CBRE Group, Inc. (a)	51,663	1,031,193
China Overseas Land & Investment Ltd. (b)	108,000	204,522
Citycon OYJ	58,590	196,096
Daito Trust Construction Co., Ltd. (b)	8,100	731,450
Evergrande Real Estate Group Ltd. (b)	1,044,000	558,027
Forest City Enterprises, Inc. (a)	23,752	371,956
Global Logistic Properties Ltd. (a)	372,000	652,010
Great Eagle Holdings Ltd.	252,000	714,757
GSW Immobilien AG (a)	9,354	323,237
Hang Lung Group Ltd.	35,000	224,366
Hang Lung Properties Ltd.	456,000	1,678,858
Hufvudstaden AB-Class A (b)	32,931	348,179
Hysan Development Co., Ltd.	165,822	660,093
Mitsui Fudosan Co., Ltd.	125,100	2,415,796
New World Development Ltd.	657,958	792,245
Soho China Ltd.	730,500	530,392
Sun Hung Kai Properties Ltd.	162,708	2,024,630
Tokyu Land Corp.	126,000	621,670
Unite Group PLC	29,820	93,963
UOL Group Ltd.	83,516	315,007
Wharf Holdings Ltd.	217,000	1,183,280

		17,359,335

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	46,600	616,691

		104,652,333

Information Technology - 9.5%
Communications Equipment - 1.4%
Cisco Systems, Inc.	169,210	3,578,792
F5 Networks, Inc. (a)	2,490	336,050
Motorola Solutions, Inc.	5,000	254,150

Company	Shares	U.S. $ Value
QUALCOMM, Inc.	60,975	4,147,520

		8,316,512

Computers & Peripherals - 2.7%
Apple, Inc. (a)	16,300	9,771,361
Dell, Inc. (a)	6,800	112,880
EMC Corp./MA (a)	81,569	2,437,282
Fujitsu Ltd.	81,000	429,995
Hewlett-Packard Co.	102,200	2,435,426
Wistron Corp.	121,793	184,482

		15,371,426

Electronic Equipment, Instruments & Components - 0.3%
AU Optronics Corp.	537,310	247,322
Corning, Inc.	84,300	1,186,944
LG Display Co., Ltd. (a)	15,010	351,996

		1,786,262

Internet Software & Services - 1.2%
Baidu, Inc./China (Sponsored ADR) (a)	3,510	511,653
Google, Inc.-Class A (a)	8,180	5,245,343
Telecity Group PLC (a)	93,235	1,099,530

		6,856,526

IT Services - 0.3%
Visa, Inc.-Class A	14,400	1,699,200

Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	46,500	410,304

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Semiconductor Engineering, Inc.	349,685	354,884
Advanced Semiconductor Engineering, Inc. (ADR)	56,525	289,973
Applied Materials, Inc.	112,700	1,401,988
Broadcom Corp.-Class A (a)	44,862	1,763,077
GCL-Poly Energy Holdings Ltd. (b)	471,000	130,977
Intel Corp.	76,200	2,141,982
Lam Research Corp. (a)	21,500	959,330
Marvell Technology Group Ltd. (a)	129,159	2,031,671
Micron Technology, Inc. (a)	143,100	1,159,110
Samsung Electronics Co., Ltd.	510	575,307
Samsung Electronics Co., Ltd. (Preference Shares)	950	667,889
Sumco Corp. (a)(b)	15,900	195,758

		11,671,946

Software - 1.5%
Aveva Group PLC	8,660	229,847
Citrix Systems, Inc. (a)	19,370	1,528,487
Informatica Corp. (a)	7,160	378,764
Intuit, Inc.	26,870	1,615,693
Microsoft Corp.	14,800	477,300
Nintendo Co., Ltd.	1,000	151,885
Oracle Corp.	91,330	2,663,183
Salesforce.com, Inc. (a)	4,410	681,389

Company	Shares	U.S. $ Value
Temenos Group AG (a)	20,355	377,006
TIBCO Software, Inc. (a)	20,916	637,938

		8,741,492

		54,853,668

Consumer Discretionary - 8.7%
Auto Components - 0.9%
BorgWarner, Inc. (a)	18,328	1,545,784
Bridgestone Corp.	11,600	283,685
Faurecia	7,983	215,400
GKN PLC	124,100	409,398
Lear Corp.	21,200	985,588
Magna International, Inc.-Class A	7,540	359,519
NGK Spark Plug Co., Ltd.	13,000	186,956
Sumitomo Rubber Industries Ltd.	11,500	154,285
TRW Automotive Holdings Corp. (a)	23,700	1,100,865

		5,241,480

Automobiles - 1.0%
Bayerische Motoren Werke AG	3,230	290,559
Ford Motor Co.	68,100	850,569
General Motors Co. (a)	55,100	1,413,315
Harley-Davidson, Inc.	15,721	771,587
Honda Motor Co., Ltd.	6,300	242,639
Kia Motors Corp.	3,100	203,422
Mazda Motor Corp. (a)	215,000	380,841
Nissan Motor Co., Ltd.	75,200	808,553
Renault SA	7,830	412,998
Volkswagen AG (Preference Shares)	3,920	689,383

		6,063,866

Distributors - 0.3%
Imperial Holdings Ltd.	6,780	137,377
Jardine Cycle & Carriage Ltd.	2,000	76,942
Li & Fung Ltd.	690,000	1,579,106

		1,793,425

Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	15,800	190,419
Apollo Group, Inc.-Class A (a)	19,600	757,344
Estacio Participacoes SA	23,400	252,529

		1,200,292

Hotels, Restaurants & Leisure - 1.3%
Domino’s Pizza UK & IRL PLC	17,150	118,412
Hyatt Hotels Corp. (a)	14,280	610,042
Intercontinental Hotels Group PLC	35,780	831,300
Las Vegas Sands Corp.	14,140	814,040
MGM Resorts International (a)	84,500	1,150,890
Sands China Ltd.	156,800	611,241
Shangri-La Asia Ltd.	279,333	611,386
Starbucks Corp.	34,720	1,940,501
Starwood Hotels & Resorts Worldwide, Inc.	10,340	583,279

		7,271,091

Company	Shares	U.S. $ Value
Household Durables - 0.4%
MRV Engenharia e Participacoes SA	41,500	294,407
Newell Rubbermaid, Inc.	26,000	463,060
NVR, Inc. (a)	500	363,165
Rossi Residencial SA	78,000	421,310
Sharp Corp./Japan (b)	65,000	478,762
Sony Corp.	14,800	309,587
Taylor Wimpey PLC (a)	111,342	91,829

		2,422,120

Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	9,915	2,007,887
Rakuten, Inc.	597	625,777

		2,633,664

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	15,900	230,656

Media - 2.3%
CBS Corp.-Class B	26,900	912,179
Comcast Corp.-Class A	91,020	2,731,510
DIRECTV (a)	18,300	902,922
Gannett Co., Inc.	54,000	827,820
Informa PLC	30,090	212,653
McGraw-Hill Cos., Inc. (The)	12,600	610,722
News Corp.-Class A	37,400	736,406
Time Warner Cable, Inc.-Class A	17,800	1,450,700
Viacom, Inc.-Class B	25,500	1,210,230
Walt Disney Co. (The)	80,102	3,506,866

		13,102,008

Multiline Retail - 0.5%
Dollar General Corp. (a)	20,433	944,005
Don Quijote Co., Ltd.	20,300	739,174
Golden Eagle Retail Group Ltd. (b)	99,000	252,325
Macy’s, Inc.	25,800	1,025,034

		2,960,538

Specialty Retail - 0.9%
Belle International Holdings Ltd.	246,000	441,456
GameStop Corp.-Class A (b)	13,400	292,656
Hennes & Mauritz AB-Class B	7,158	258,757
Home Depot, Inc. (The)	10,300	518,193
L’Occitane International SA	4,750	11,325
Limited Brands, Inc.	8,700	417,600
Lowe’s Cos., Inc.	21,100	662,118
Nitori Holdings Co., Ltd.	10,800	976,693
Shimamura Co., Ltd.	1,000	112,303
Staples, Inc.	11,700	189,306
Tractor Supply Co.	2,300	208,288
Yamada Denki Co., Ltd.	17,170	1,078,371

		5,167,066

Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA	7,920	496,428
Coach, Inc.	5,530	427,358

Company	Shares	U.S. $ Value
PVH Corp.	12,032	1,074,819
Trinity Ltd.	236,000	194,187
Yue Yuen Industrial Holdings Ltd.	9,000	31,652

		2,224,444

		50,310,650

Energy - 6.7%
Energy Equipment & Services - 2.0%
AMEC PLC	44,808	794,930
FMC Technologies, Inc. (a)	21,680	1,093,106
National Oilwell Varco, Inc.	23,500	1,867,545
Oceaneering International, Inc.	12,180	656,380
Saipem SpA	4,910	253,677
Schlumberger Ltd.	60,245	4,212,933
Seadrill Ltd.	9,160	343,958
Technip SA	9,820	1,159,592
Transocean Ltd./Switzerland	22,400	1,225,280

		11,607,401

Oil, Gas & Consumable Fuels - 4.7%
Afren PLC (a)	117,135	250,440
Anadarko Petroleum Corp.	24,750	1,938,915
BG Group PLC	59,840	1,387,490
BP PLC	239,500	1,783,625
BP PLC (Sponsored ADR)	36,700	1,651,500
Chevron Corp.	22,900	2,455,796
China Petroleum & Chemical Corp.-Class H	258,000	280,573
Devon Energy Corp.	17,700	1,258,824
ENI SpA	20,300	475,733
EOG Resources, Inc.	22,385	2,486,974
Exxon Mobil Corp.	25,200	2,185,596
Gazprom OAO (Sponsored ADR)	36,290	448,907
JX Holdings, Inc.	57,500	358,754
LUKOIL OAO (London) (Sponsored ADR) (b)	4,040	245,632
Marathon Oil Corp.	37,400	1,185,580
Marathon Petroleum Corp.	24,500	1,062,320
Nexen, Inc. (Toronto)	21,590	395,891
Noble Energy, Inc.	24,844	2,429,246
NovaTek OAO (Sponsored GDR) (c)	820	111,110
Petroleo Brasileiro SA (Sponsored ADR)	15,740	402,314
PTT PCL	20,800	238,678
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	35,332	1,237,885
Suncor Energy, Inc. (New York)	36,670	1,199,109
Total SA	21,670	1,106,893
Valero Energy Corp.	9,600	247,392

		26,825,177

		38,432,578

Health Care - 6.3%
Biotechnology - 0.4%
Gilead Sciences, Inc. (a)	40,905	1,998,209
Vertex Pharmaceuticals, Inc. (a)	7,700	315,777

		2,313,986

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 0.8%
Covidien PLC	48,915	2,674,672
Stryker Corp.	29,810	1,653,859

		4,328,531

Health Care Providers & Services - 1.5%
Aetna, Inc.	6,900	346,104
Express Scripts, Inc.-Class A (a)	31,170	1,688,791
Health Net, Inc. (a)	15,100	599,772
UnitedHealth Group, Inc.	59,436	3,503,158
WellPoint, Inc.	31,200	2,302,560

		8,440,385

Life Sciences Tools & Services - 0.2%
Eurofins Scientific	1,735	189,418
Illumina, Inc. (a)(b)	19,262	1,013,374

		1,202,792

Pharmaceuticals - 3.4%
Allergan, Inc./United States	20,805	1,985,421
AstraZeneca PLC	32,349	1,437,856
AstraZeneca PLC (Sponsored ADR)	35,500	1,579,395
GlaxoSmithKline PLC	30,970	692,360
Johnson & Johnson	48,500	3,199,060
Merck & Co., Inc.	64,800	2,488,320
Novartis AG	15,284	846,086
Novo Nordisk A/S-Class B (b)	592	82,205
Otsuka Holdings Co., Ltd.	9,100	269,766
Perrigo Co.	8,240	851,274
Pfizer, Inc.	204,500	4,633,970
Roche Holding AG	4,230	736,148
Roche Holding AG (Sponsored ADR)	12,800	558,592
Shire PLC	14,270	456,588

		19,817,041

		36,102,735

Industrials - 6.0%
Aerospace & Defense - 1.2%
Boeing Co. (The)	32,160	2,391,739
General Dynamics Corp.	5,800	425,604
Northrop Grumman Corp.	19,100	1,166,628
Precision Castparts Corp.	15,795	2,730,955
Safran SA	4,652	170,968
Ultra Electronics Holdings PLC	345	9,658

		6,895,552

Air Freight & Logistics - 0.6%
Kuehne & Nagel International AG	3,120	422,087
United Parcel Service, Inc.-Class B	34,340	2,771,925

		3,194,012

Airlines - 0.2%
Cathay Pacific Airways Ltd.	52,000	96,232
Delta Air Lines, Inc. (a)	75,900	752,169

Company	Shares	U.S. $ Value
Deutsche Lufthansa (REG)	18,900	264,289

		1,112,690

Building Products - 0.1%
Asahi Glass Co., Ltd.	58,000	497,212
Fortune Brands Home & Security, Inc. (a)	17,300	381,811

		879,023

Commercial Services & Supplies - 0.2%
Aggreko PLC	3,391	122,108
Edenred	7,299	219,690
Serco Group PLC	101,025	877,472

		1,219,270

Construction & Engineering - 0.1%
Bouygues SA	19,525	595,412

Electrical Equipment - 0.7%
AMETEK, Inc.	12,188	591,240
Emerson Electric Co.	30,000	1,565,400
Rockwell Automation, Inc.	12,159	969,072
Roper Industries, Inc.	3,310	328,219
Sumitomo Electric Industries Ltd.	44,000	609,259

		4,063,190

Industrial Conglomerates - 1.5%
Cookson Group PLC	12,810	141,488
Danaher Corp.	58,669	3,285,464
General Electric Co.	179,800	3,608,586
Jardine Strategic Holdings Ltd. (b)	4,000	122,151
Keppel Corp., Ltd.	112,500	983,225
Tyco International Ltd.	10,900	612,362

		8,753,276

Machinery - 0.5%
Dover Corp.	8,640	543,802
Flowserve Corp.	15,329	1,770,653
IHI Corp.	32,000	81,341
Parker Hannifin Corp.	1,900	160,645
Weir Group PLC (The)	3,950	111,426

		2,667,867

Professional Services - 0.6%
Bureau Veritas SA	9,443	831,442
Capita PLC	107,370	1,259,281
Experian PLC	825	12,869
Hays PLC	85,260	115,362
Intertek Group PLC	30,838	1,238,993

		3,457,947

Road & Rail - 0.2%
DSV A/S (b)	10,405	236,862
East Japan Railway Co. (b)	1,700	107,319
Localiza Rent a Car SA	14,500	266,893
Union Pacific Corp.	2,500	268,700

		879,774

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	18,000	421,235
Mitsui & Co., Ltd.	13,400	221,158

		642,393

		34,360,406

Consumer Staples - 3.9%
Beverages - 0.4%
Anheuser-Busch InBev NV	7,024	511,549
Asahi Group Holdings Ltd.	16,500	366,672
Constellation Brands, Inc.-Class A (a)	42,100	993,139
Dr Pepper Snapple Group, Inc.	3,100	124,651

		1,996,011

Food & Staples Retailing - 1.1%
CVS Caremark Corp.	21,800	976,640
Delhaize Group SA	4,637	243,907
Empire Co., Ltd.	1,900	109,720
Jeronimo Martins SGPS SA (a)	40,230	819,436
Koninklijke Ahold NV	36,190	501,450
Kroger Co. (The)	72,800	1,763,944
Olam International Ltd.	790,412	1,485,375
Sugi Holdings Co., Ltd. (b)	13,900	425,113

		6,325,585

Food Products - 0.9%
Archer-Daniels-Midland Co.	11,100	351,426
ConAgra Foods, Inc.	30,200	793,052
General Mills, Inc.	46,900	1,850,205
Hershey Co. (The)	16,360	1,003,359
Nestle SA	7,690	483,828
Tyson Foods, Inc.-Class A	19,200	367,680
Unilever PLC	7,350	242,495

		5,092,045

Household Products - 0.4%
Procter & Gamble Co. (The)	30,800	2,070,068
Reckitt Benckiser Group PLC	3,241	183,369

		2,253,437

Personal Products - 0.0%
Natura Cosmeticos SA	10,400	226,180

Tobacco - 1.1%
Altria Group, Inc.	49,600	1,531,152
British American Tobacco PLC	23,602	1,188,941
Imperial Tobacco Group PLC	14,940	606,052
Japan Tobacco, Inc.	180	1,018,882
Lorillard, Inc.	12,100	1,566,708
Philip Morris International, Inc.	1,500	132,915
Reynolds American, Inc.	5,700	236,208

		6,280,858

		22,174,116

Company	Shares	U.S. $ Value
Materials - 2.7%
Chemicals - 1.3%
Agrium, Inc. (Toronto)	2,930	252,889
Air Water, Inc.	14,000	181,729
Filtrona PLC	44,730	340,123
Incitec Pivot Ltd.	6,901	22,623
Koninklijke DSM NV	12,691	734,689
LyondellBasell Industries NV	23,800	1,038,870
Mitsubishi Gas Chemical Co., Inc.	19,000	127,843
Monsanto Co.	26,198	2,089,553
OCI Co., Ltd.	750	152,832
Orica Ltd.	17,696	514,579
Potash Corp. of Saskatchewan, Inc.	44,090	2,014,472
Ube Industries Ltd./Japan	41,000	112,086

		7,582,288

Construction Materials - 0.1%
Taiheiyo Cement Corp.	87,000	193,913

Metals & Mining - 1.3%
Agnico-Eagle Mines Ltd.	5,906	197,142
Anglo American PLC	9,890	370,712
BHP Billiton PLC	14,710	450,820
Dowa Holdings Co., Ltd. (b)	19,000	127,467
Exxaro Resources Ltd.	6,700	173,464
Freeport-McMoRan Copper & Gold, Inc.	35,390	1,346,236
Goldcorp, Inc.	4,010	180,751
JFE Holdings, Inc.	9,600	208,723
KGHM Polska Miedz SA	4,600	212,093
Newcrest Mining Ltd.	24,720	760,305
Newmont Mining Corp.	2,500	128,175
OneSteel Ltd.	96,600	124,789
Rio Tinto Ltd.	19,280	1,307,863
Rio Tinto PLC	12,910	715,565
ThyssenKrupp AG	18,770	467,267
Vale SA (Sponsored ADR) (Local Preference Shares)	22,700	515,063
Xstrata PLC	18,410	315,397

		7,601,832

		15,378,033

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	64,700	2,020,581
CenturyLink, Inc.	51,100	1,975,015
Nippon Telegraph & Telephone Corp.	21,500	974,469
Telecom Italia SpA (ordinary shares)	463,414	551,600
Telecom Italia SpA (savings shares)	148,800	146,110
Vivendi SA	20,260	372,047

		6,039,822

Wireless Telecommunication Services - 0.3%
NTT DoCoMo, Inc. (b)	290	482,299
Vodafone Group PLC	376,033	1,037,228

		1,519,527

		7,559,349

Company	Shares		U.S. $ Value
Utilities - 1.2%
Electric Utilities - 0.6%
American Electric Power Co., Inc.		21,200	817,896
E.ON AG		23,166	554,989
Edison International		12,100	514,371
EDP - Energias de Portugal SA		91,200	265,280
Great Plains Energy, Inc.		28,900	585,803
NV Energy, Inc.		56,200	905,944

			3,644,283

Gas Utilities - 0.2%
Atmos Energy Corp.		17,100	537,966
Gas Natural SDG SA		25,900	414,004

			951,970

Independent Power Producers & Energy Traders - 0.0%
APR Energy PLC (a)		7,996	120,862

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.		33,000	650,760
DTE Energy Co.		7,800	429,234
National Grid PLC		35,730	360,118
NiSource, Inc.		16,500	401,775
Public Service Enterprise Group, Inc.		6,900	211,209

			2,053,096

			6,770,211

Other Instruments - 0.1%
Other Instruments - 0.1%
Retail Opportunity Investments Corp. (b)		44,721	538,441

Total Common Stocks (cost $320,643,586)			371,132,520

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 8.6%
Industrial - 3.9%
Basic - 0.4%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	104	107,465
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		290	295,800
ArcelorMittal
6.125%, 6/01/18		279	293,147
ArcelorMittal USA LLC
6.50%, 4/15/14		105	112,233
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		203	244,467
Dow Chemical Co. (The)
4.125%, 11/15/21		165	169,743
5.25%, 11/15/41		160	165,266
8.55%, 5/15/19		253	331,561
International Paper Co.
4.75%, 2/15/22		126	132,781
7.95%, 6/15/18		190	238,749

	Principal Amount (000)	U.S. $ Value
Packaging Corp. of America
5.75%, 8/01/13	30	31,512
PPG Industries, Inc.
5.75%, 3/15/13	129	134,466
Teck Resources Ltd.
4.75%, 1/15/22 (b)	204	215,967

		2,473,157

Capital Goods - 0.1%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	40	41,324
Owens Corning
6.50%, 12/01/16	178	197,753
Republic Services, Inc.
3.80%, 5/15/18	17	18,253
5.25%, 11/15/21	165	188,134
5.50%, 9/15/19	233	269,627

		715,091

Communications - Media - 0.8%
CBS Corp.
3.375%, 3/01/22	305	294,422
5.75%, 4/15/20	250	287,357
8.875%, 5/15/19	190	249,628
Comcast Corp.
5.15%, 3/01/20	740	851,363
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (c)	215	212,862
4.60%, 2/15/21	255	268,688
4.75%, 10/01/14	155	168,476
Interpublic Group of Cos., Inc. (The)
4.00%, 3/15/22	47	46,023
News America, Inc.
6.15%, 3/01/37-2/15/41	352	397,068
9.25%, 2/01/13	144	153,324
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	435	548,450
Time Warner Cable, Inc.
5.00%, 2/01/20	157	173,353
7.50%, 4/01/14	145	163,207
Time Warner Entertainment Co. LP
8.375%, 3/15/23	311	413,686
Virgin Media Secured Finance PLC
5.25%, 1/15/21	200	215,002
WPP Finance 2010
4.75%, 11/21/21 (c)	77	80,521
WPP Finance UK
8.00%, 9/15/14	350	401,282

		4,924,712

Communications - Telecommunications - 0.5%
American Tower Corp.
5.05%, 9/01/20	380	392,654
AT&T Corp.
8.00%, 11/15/31	15	21,071

	Principal Amount (000)	U.S. $ Value
AT&T, Inc.
4.45%, 5/15/21	251	277,129
5.35%, 9/01/40	328	348,766
BellSouth Corp.
5.20%, 9/15/14	94	103,453
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)	490	462,897
Telecom Italia Capital SA
6.00%, 9/30/34	65	57,200
6.175%, 6/18/14	305	321,013
6.375%, 11/15/33	60	54,000
7.175%, 6/18/19	170	181,050
Telefonica Emisiones SAU
5.462%, 2/16/21	185	179,851
United States Cellular Corp.
6.70%, 12/15/33	135	131,331
Vodafone Group PLC
6.15%, 2/27/37	375	453,465
7.875%, 2/15/30	100	137,890

		3,121,770

Consumer Cyclical - Automotive - 0.1%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)	341	371,789

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
4.70%, 1/15/21	123	134,380
7.625%, 4/15/31	275	352,098
Turner Broadcasting System, Inc.
8.375%, 7/01/13	225	244,778
Viacom, Inc.
5.625%, 9/15/19	473	546,835

		1,278,091

Consumer Cyclical - Other - 0.1%
Marriott International, Inc./DE
3.00%, 3/01/19	242	238,013
Series J
5.625%, 2/15/13	216	224,324

		462,337

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.125%, 8/15/16	100	117,281
6.60%, 3/15/19	195	240,541

		357,822

Consumer Non-Cyclical - 0.2%
Ahold Finance USA LLC
6.875%, 5/01/29	420	512,824
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	69	73,367
5.875%, 5/15/13	180	187,890
8.50%, 6/15/19	153	186,903

	Principal Amount (000)	U.S. $ Value
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)	260	274,891
Delhaize Group SA
5.875%, 2/01/14	105	112,905
Whirlpool Corp.
8.60%, 5/01/14	45	50,488

		1,399,268

Energy - 0.7%
Anadarko Petroleum Corp.
5.95%, 9/15/16	432	498,052
6.45%, 9/15/36	109	126,179
Canadian Natural Resources Ltd.
5.15%, 2/01/13	100	103,665
ConocoPhillips Holding Co.
6.95%, 4/15/29	66	88,668
Encana Corp.
3.90%, 11/15/21	543	528,611
Marathon Petroleum Corp.
3.50%, 3/01/16	67	69,804
5.125%, 3/01/21	270	293,663
Nabors Industries, Inc.
9.25%, 1/15/19	269	345,323
Noble Energy, Inc.
8.25%, 3/01/19	303	380,502
Noble Holding International Ltd.
4.90%, 8/01/20	36	38,462
Phillips 66
4.30%, 4/01/22 (c)	490	499,100
Southwestern Energy Co.
4.10%, 3/15/22 (c)	135	133,819
Valero Energy Corp.
6.125%, 2/01/20	275	315,944
Weatherford International Ltd./Bermuda
5.125%, 9/15/20	175	186,177
9.625%, 3/01/19	285	377,708

		3,985,677

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (c)	445	438,325

Services - 0.0%
Western Union Co. (The)
5.93%, 10/01/16	90	103,774

Technology - 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/20	71	78,929
Hewlett-Packard Co.
4.65%, 12/09/21	214	223,873
Intel Corp.
4.80%, 10/01/41	265	282,279
Motorola Solutions, Inc.
7.50%, 5/15/25	35	41,593
Xerox Corp.
2.95%, 3/15/17	91	91,953

	Principal Amount (000)	U.S. $ Value
8.25%, 5/15/14	280	316,173

		1,034,800

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	307	330,139
5.75%, 12/15/16	155	173,379

		503,518

Transportation - Railroads - 0.1%
CSX Corp.
4.75%, 5/30/42	465	450,966
5.50%, 8/01/13	35	37,126

		488,092

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (c)	470	467,230
Con-way, Inc.
6.70%, 5/01/34	291	278,316
Ryder System, Inc.
5.85%, 11/01/16	127	144,563
7.20%, 9/01/15	127	147,829

		1,037,938

		22,696,161

Financial Institutions - 3.5%
Banking - 2.2%
Bank of America Corp.
3.875%, 3/22/17	360	361,985
5.70%, 1/24/22	90	95,273
5.875%, 1/05/21-2/07/42	459	469,172
7.375%, 5/15/14	340	369,080
Series L
5.65%, 5/01/18	90	96,075
Barclays Bank PLC
5.125%, 1/08/20	345	360,856
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	290	320,195
5.70%, 11/15/14	190	209,946
Citigroup, Inc.
4.50%, 1/14/22 (b)	395	396,546
5.375%, 8/09/20	232	249,188
5.50%, 4/11/13	230	238,682
6.50%, 8/19/13	260	275,059
8.50%, 5/22/19	190	234,247
Compass Bank
5.50%, 4/01/20	314	302,834
Countrywide Financial Corp.
6.25%, 5/15/16	92	95,870
DNB Bank ASA
3.20%, 4/03/17 (c)	485	486,911
Fifth Third Bancorp
3.50%, 3/15/22	188	183,694
Goldman Sachs Group, Inc. (The)

	Principal Amount (000)	U.S. $ Value
5.25%, 7/27/21	213	210,852
5.75%, 1/24/22	450	462,933
6.00%, 6/15/20	440	462,971
7.50%, 2/15/19	335	382,749
HSBC Holdings PLC
4.00%, 3/30/22	327	324,129
5.10%, 4/05/21	320	345,940
JPMorgan Chase & Co.
4.40%, 7/22/20	390	404,591
4.50%, 1/24/22	515	535,775
4.625%, 5/10/21	233	243,502
Macquarie Bank Ltd.
5.00%, 2/22/17 (c)	90	90,685
Macquarie Group Ltd.
4.875%, 8/10/17 (b)(c)	379	381,691
Morgan Stanley
5.50%, 7/24/20-7/28/21	676	660,190
6.625%, 4/01/18	345	363,290
National Capital Trust II
5.486%, 3/23/15 (c)	91	87,287
Nationwide Building Society
6.25%, 2/25/20 (c)	465	481,995
North Fork Bancorporation, Inc.
5.875%, 8/15/12	100	101,593
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	345	369,269
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (c)	500	497,621
Societe Generale SA
2.50%, 1/15/14 (c)	245	242,125
SouthTrust Corp.
5.80%, 6/15/14	225	243,647
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (c)	230	204,410
Union Bank NA
5.95%, 5/11/16	250	272,990
Wachovia Corp.
5.50%, 5/01/13	320	336,072

		12,451,920

Brokerage - 0.0%
Lazard Group LLC
6.85%, 6/15/17	160	175,902

Finance - 0.3%
General Electric Capital Corp.
4.65%, 10/17/21	193	205,414
5.625%, 5/01/18	480	556,362
SLM Corp.
7.25%, 1/25/22	340	355,240
Series A
5.375%, 5/15/14	270	278,803

		1,395,819

	Principal Amount (000)	U.S. $ Value
Insurance - 0.7%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16	160	183,243
Allstate Corp. (The)
6.125%, 5/15/37	209	205,081
American International Group, Inc.
6.40%, 12/15/20	300	339,519
Coventry Health Care, Inc.
5.95%, 3/15/17	90	101,802
6.125%, 1/15/15	40	43,310
6.30%, 8/15/14	275	301,639
Genworth Financial, Inc.
6.515%, 5/22/18	303	313,201
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)	163	200,864
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	95	98,230
5.50%, 3/30/20	242	258,624
Humana, Inc.
6.45%, 6/01/16	40	45,486
7.20%, 6/15/18	285	341,480
Lincoln National Corp.
8.75%, 7/01/19	98	124,056
Markel Corp.
7.125%, 9/30/19	230	258,416
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)	90	127,716
MetLife, Inc.
7.717%, 2/15/19	112	141,308
10.75%, 8/01/39	140	192,150
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)	335	424,286
XL Group PLC
5.25%, 9/15/14	135	143,005
6.375%, 11/15/24	157	173,623

		4,017,039

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)	173	174,682
ORIX Corp.
4.71%, 4/27/15	369	388,927

		563,609

REITS - 0.2%
ERP Operating LP
5.25%, 9/15/14	105	113,718
HCP, Inc.
5.375%, 2/01/21	505	544,178
Health Care REIT, Inc.
5.25%, 1/15/22	505	528,234

	Principal Amount (000)	U.S. $ Value
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	131	136,529

		1,322,659

		19,926,948

Utility - 1.0%
Electric - 0.5%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (c)	205	222,328
Ameren Corp.
8.875%, 5/15/14	49	55,578
Constellation Energy Group, Inc.
5.15%, 12/01/20	210	231,261
FirstEnergy Corp.
Series C
7.375%, 11/15/31	275	338,542
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	395	469,535
Nisource Finance Corp.
6.80%, 1/15/19	502	594,270
Pacific Gas & Electric Co.
4.50%, 12/15/41	190	190,203
6.05%, 3/01/34	38	46,192
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (c)	348	366,100
TECO Finance, Inc.
4.00%, 3/15/16	100	106,293
5.15%, 3/15/20	125	138,121
Union Electric Co.
6.70%, 2/01/19	45	55,304

		2,813,727

Natural Gas - 0.5%
DCP Midstream LLC
5.35%, 3/15/20 (c)	137	150,283
Energy Transfer Partners LP
6.70%, 7/01/18	127	145,599
7.50%, 7/01/38	410	465,603
Enterprise Products Operating LLC
5.20%, 9/01/20	305	340,640
EQT Corp.
8.125%, 6/01/19	234	273,415
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	424	419,786
4.15%, 3/01/22	220	221,989
ONEOK, Inc.
4.25%, 2/01/22	480	485,825
TransCanada PipeLines Ltd.
6.35%, 5/15/67	120	124,033
Williams Partners LP
5.25%, 3/15/20	298	328,511

		2,955,684

		5,769,411

	Principal Amount (000)	U.S. $ Value
Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)	290	314,998
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)	465	473,137
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20	345	382,191

		1,170,326

Total Corporates - Investment Grades (cost $46,815,311)		49,562,846

MORTGAGE PASS-THROUGHS - 8.4%
Agency Fixed Rate 30-Year - 6.6%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39	3,619	3,839,242
5.50%, 4/01/38	2,905	3,153,633
Series 2005
5.50%, 1/01/35	948	1,039,246
Series 2007
5.50%, 7/01/35	98	107,468
Federal National Mortgage Association
3.50%, 12/01/41	2,741	2,817,274
4.00%, TBA	5,505	5,771,218
4.00%, 1/01/41	1,445	1,514,780
4.50%, TBA	2,750	2,924,883
4.50%, 8/01/40	1,097	1,167,223
5.00%, 12/01/39	509	550,021
5.50%, 5/01/38 - 6/01/38	2,047	2,229,427
6.00%, 8/01/37 - 2/01/40	4,006	4,407,635
Series 2003
5.00%, 11/01/33	272	294,293
Series 2004
5.50%, 2/01/34-11/01/34	383	419,501
6.00%, 9/01/34-11/01/34	340	377,961
Series 2005
4.50%, 8/01/35	295	313,522
Series 2006
5.00%, 2/01/36	1,010	1,092,431
6.00%, 3/01/36	140	154,614
Series 2007
4.50%, 9/01/35	243	258,514
5.00%, 11/01/35-7/01/36	304	329,107
5.50%, 1/01/37-8/01/37	1,463	1,602,981
Series 2008
5.50%, 8/01/37	686	751,321
6.00%, 3/01/37-5/01/38	2,083	2,298,455
Series 2010
6.00%, 4/01/40	644	708,613

		38,123,363

Agency Fixed Rate 15-Year - 1.1%
Federal National Mortgage Association
3.00%, TBA	1,890	1,956,445

	Principal Amount (000)	U.S. $ Value
4.50%, TBA	792	847,688
4.50%, 6/01/26	3,143	3,362,569

		6,166,702

Agency ARMs - 0.7%
Federal Home Loan Mortgage Corp.
2.44%, 4/01/35 (d)	937	990,312
3.419%, 10/01/39 (e)	801	849,576
Series 2008
3.16%, 11/01/37 (e)	93	97,242
Federal National Mortgage Association
3.31%, 8/01/37 (d)	451	474,169
4.529%, 8/01/38 (d)	757	805,446
Series 2006
2.332%, 3/01/36 (e)	87	91,668
2.374%, 2/01/36 (e)	154	163,921
2.549%, 11/01/36 (d)	25	26,637
Series 2007
2.348%, 3/01/34 (e)	256	269,876

		3,768,847

Total Mortgage Pass-Throughs (cost $46,951,052)		48,058,912

GOVERNMENTS - TREASURIES - 7.5%
United States - 7.5%
U.S. Treasury Bonds
4.50%, 2/15/36	1,845	2,252,053
4.625%, 2/15/40	3,835	4,789,554
5.375%, 2/15/31	595	800,275
U.S. Treasury Notes
0.875%, 11/30/16-1/31/17	12,395	12,338,731
1.00%, 8/31/16-3/31/17	15,705	15,754,612
2.00%, 11/15/21	7,190	7,078,217

Total Governments - Treasuries (cost $41,981,133)		43,013,442

ASSET-BACKED SECURITIES - 3.4%
Autos - Fixed Rate - 1.7%
Ally Auto Receivables Trust
Series 2011-5, Class A2
0.80%, 6/16/14	640	640,626
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class A2
1.19%, 8/08/15	225	225,829
Series 2011-3, Class A2
0.84%, 11/10/14	624	624,836
Series 2011-4, Class A2
0.92%, 3/09/15	300	300,411
BMW Vehicle Lease Trust
Series 2011-1, Class A2
0.64%, 4/22/13	644	644,232

	Principal Amount (000)		U.S. $ Value
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (c)		382	382,172
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (c)	CAD	655	656,622
Ford Credit Auto Lease Trust
Series 2011-B, Class A2
0.82%, 1/15/14	U.S.$	285	285,279
Series 2011-A, Class A2
0.74%, 9/15/13		735	734,769
Ford Credit Auto Owner Trust
Series 2011-B, Class A2
0.68%, 1/15/14		562	562,625
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (c)		297	298,444
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (c)		356	356,025
Mercedes-Benz Auto Lease Trust
Series 2011-1A, Class A2
0.79%, 4/15/13 (c)		383	382,997
Series 2012-A, Class A2
0.66%, 4/15/14		605	604,983
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		440	440,096
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (c)		654	654,614
Volkswagen Auto Loan Enhanced Trust
Series 2011-1, Class A3
1.22%, 6/22/15		1,040	1,047,537
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A2
0.81%, 10/15/13		794	794,771

			9,636,868

Credit Cards - Floating Rate - 0.8%
American Express Credit Account Master Trust		935	935,924
Series 2011-1, Class A
0.412%, 4/17/17 (d)
Discover Card Master Trust
Series 2010-A1, Class A1
0.892%, 9/15/15 (d)		184	184,979
Series 2009-A1, Class A1
1.542%, 12/15/14 (d)		190	190,467
Series 2009-A2, Class A
1.542%, 2/17/15 (d)		200	200,856
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.792%, 1/15/17 (d)		425	428,319

	Principal Amount (000)	U.S. $ Value
Series 2011-2, Class A
0.722%, 5/15/19 (d)	715	719,660
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
1.055%, 2/15/17 (c)(d)	490	490,000
Penarth Master Issuer PLC
Series 2010-2A, Class A2
0.992%, 12/18/14 (c)(d)	1,160	1,162,280

		4,312,485

Autos - Floating Rate - 0.4%
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class A
0.712%, 1/15/16 (d)	931	933,847
GE Dealer Floorplan Master Note Trust
Series 2009-2A, Class A
1.792%, 10/20/14 (c)(d)	794	799,532
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.492%, 11/17/14 (c)(d)	595	597,324
Navistar Financial Dealer Note Master Trust
Series 2011-1, Class A
1.399%, 10/25/16 (c)(d)	237	239,139

		2,569,842

Other ABS - Fixed Rate - 0.3%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	326	327,425
Series 2012-A, Class A3
0.94%, 5/15/17	375	375,033
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	195	195,485
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (c)	275	275,292
John Deere Owner Trust
Series 2011-A, Class A2
0.64%, 6/16/14	417	417,174

		1,590,409

Other ABS - Floating Rate - 0.1%
GE Dealer Floorplan Master Note Trust
Series 2012-1, Class A
0.812%, 2/20/17 (d)	720	723,125

Credit Cards - Fixed Rate - 0.1%
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17	304	303,381

	Principal Amount (000)	U.S. $ Value
Home Equity Loans - Floating Rate - 0.0%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.692%, 4/25/37 (d)(f)	100	1,744
HSBC Home Equity Loan Trust
Series 2007-1, Class M1
0.622%, 3/20/36 (d)	365	268,510
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.602%, 3/25/37 (d)(f)	105	284
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
0.842%, 5/25/33 (d)	1	942

		271,480

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	133	120,263

Total Asset-Backed Securities (cost $19,798,171)		19,527,853

AGENCIES - 3.1%
Agency Debentures - 3.1%
Federal Farm Credit Bank
0.252%, 11/13/12 (d)	900	900,524
0.262%, 10/12/12 (d)	1,200	1,200,685
0.272%, 9/20/12 (d)	1,100	1,100,623
0.302%, 6/26/13 (d)	2,500	2,503,425
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22	2,198	2,157,733
Federal National Mortgage Association
0.272%, 9/17/12-10/18/12 (d)	1,810	1,810,977
6.25%, 5/15/29	740	1,004,415
6.625%, 11/15/30	2,277	3,230,722
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	4,770	3,914,004

Total Agencies (cost $16,784,807)		17,823,108

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Non-Agency Fixed Rate CMBS - 1.7%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.361%, 4/15/40	110	118,021
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37	70	73,481
Series 2005-C1, Class A4
5.014%, 2/15/38	260	283,007

	Principal Amount (000)	U.S. $ Value
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.815%, 6/15/38	620	700,114
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.241%, 4/10/37	215	150,922
Series 2007-GG9, Class A4
5.444%, 3/10/39	885	973,872
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	80	86,311
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11, Class A4
5.335%, 8/12/37	170	187,211
Series 2006-CB14, Class A4
5.481%, 12/12/44	315	349,297
Series 2006-CB16, Class A4
5.552%, 5/12/45	335	374,786
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)	415	427,803
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.281%, 6/15/29	40	43,113
Series 2006-C1, Class A4
5.156%, 2/15/31	1,095	1,218,271
Series 2006-C3, Class A4
5.661%, 3/15/39	285	320,264
Series 2006-C4, Class A4
5.866%, 6/15/38	275	312,819
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	560	568,055
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.898%, 6/12/46	110	125,298
Series 2006-3, Class A2
5.291%, 7/12/46	907	929,505
Series 2006-3, Class A4
5.414%, 7/12/46	480	537,510
Series 2006-4, Class AM
5.204%, 12/12/49	265	260,246
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/43	780	877,609
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A2
3.24%, 3/15/44 (c)	428	446,717

		9,364,232

Agency CMBS - 0.1%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20	634	673,090

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 0.0%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (c)(d)		75	72,421

Total Commercial Mortgage-Backed Securities (cost $9,332,996)			10,109,743

CORPORATES - NON-INVESTMENT GRADES - 0.4% Industrial - 0.3% Basic - 0.1%
LyondellBasell Industries NV
5.75%, 4/15/24 (c)		200	199,631
Weyerhaeuser Co.
7.375%, 3/15/32		110	117,182

			316,813

Capital Goods - 0.1%
Ball Corp.
5.00%, 3/15/22		290	290,725
BE Aerospace, Inc.
5.25%, 4/01/22		295	297,950
Hanson Australia Funding Ltd.
5.25%, 3/15/13		120	122,400

			711,075

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22 (c)		195	194,025
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (b)(c)		295	289,100

			483,125

Energy - 0.0%
Cimarex Energy Co.
5.875%, 5/01/22		123	125,460

			1,636,473

Financial Institutions - 0.1% Banking - 0.1%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	90	90,925
LBG Capital No.1 PLC
8.00%, 6/15/20 (c)	U.S.$	235	202,029

			292,954

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (g)		80	23,400
6.20%, 9/26/14 (g)		33	9,859
7.875%, 11/01/09-8/15/10 (g)		370	108,225
Series G
4.80%, 3/13/14 (g)		42	12,285

			153,769

	Principal Amount (000)	U.S. $ Value
Insurance - 0.0%
XL Group PLC
Series E
6.50%, 4/15/17	245	206,413

		653,136

Utility - 0.0% Electric - 0.0%
CMS Energy Corp.
5.05%, 3/15/22	155	155,970

Total Corporates - Non-Investment Grades (cost $2,613,589)		2,445,579

QUASI-SOVEREIGNS - 0.3% Quasi-Sovereign Bonds - 0.3%
Indonesia - 0.0%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)	250	261,875

Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20 (c)	251	285,354

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)	460	512,797

South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (c)	485	483,954

Total Quasi-Sovereigns (cost $1,442,616)		1,543,980

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Indonesia - 0.1%
Republic of Indonesia
5.25%, 1/17/42 (c)	475	496,375

Qatar - 0.0%
State of Qatar
4.50%, 1/20/22 (c)	270	281,745

Russia - 0.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (c)	250	298,462

Total Governments - Sovereign Bonds (cost $1,010,214)		1,076,582

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
United Kingdom - 0.1%
Royal Bank of Scotland PLC (The) 2.625%, 5/11/12 (c) (cost $694,998)	695	696,238

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
California GO 7.625%, 3/01/40 (cost $464,476)	455	592,619

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Non-Agency Fixed Rate - 0.1%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
2.584%, 2/25/36	140	79,799
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.288%, 5/25/35	52	45,691
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.396%, 5/25/36	53	24,993
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	31	30,636

		181,119

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.159%, 12/25/35 (d)	32	18,995
Series 2006-OA14, Class 3A1
1.009%, 11/25/46 (d)	151	69,849

		88,844

Non-Agency ARMs - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.52%, 3/25/36 (d)	77	48,600

Total Collateralized Mortgage Obligations (cost $535,570)		318,563

	Shares
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Finance - 0.0%
Citigroup Capital XII 8.50% (cost $175,000)	7,000	179,157

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.5%
Time Deposit - 2.2%
State Street Time Deposit 0.01%, 4/02/12 (cost $12,539,005)	12,539	12,539,005

U.S. Treasury Bill - 1.3%
U.S. Treasury Bill Zero Coupon, 4/12/12 (cost $7,809,924)	7,810	7,809,924

Total Investments Before Security Lending Collateral for Securities Loaned - 102.1% (cost $529,592,448)		586,430,071

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.7%
Investment Companies - 1.7%
AllianceBernstein Exchange Reserves - Class I, 0.22% (h) (cost $9,886,824)	9,886,824	9,886,824

Total Investments - 103.8% (cost $539,479,272) (i)		596,316,895
Other assets less liabilities - (3.8)% (j)		(21,799,079)

Net Assets - 100.0%		$574,517,816

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index Futures	7	June 2012	$230,372	$224,902	$(5,470)
Topix Index Futures	1	June 2012	99,646	103,540	3,894

					$(1,576)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Australian Dollar settling 6/15/12	1,186	$1,239,222	$1,218,636	$(20,586)
Japanese Yen settling 5/15/12	32,004	412,774	386,799	(25,975)
Japanese Yen settling 6/15/12	87,940	1,135,844	1,063,156	(72,688)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Singapore Dollar settling 5/15/12	579	464,968	460,624	(4,344)
BNP Paribas SA:
Norwegian Krone settling 6/15/12	3,213	561,747	562,624	877
Citibank N.A.:
Australian Dollar settling 5/15/12	480	513,972	494,872	(19,100)
Japanese Yen settling 6/15/12	74,576	925,854	901,591	(24,263)
New Zealand Dollar settling 5/15/12	662	542,065	540,497	(1,568)
Swedish Krona settling 5/15/12	8,754	1,297,904	1,320,969	23,065
Swiss Franc settling 5/15/12	729	799,565	807,970	8,405
Credit Suisse London Branch (GFX):
Australian Dollar settling 5/15/12	972	1,026,607	1,002,115	(24,492)
Japanese Yen settling 5/15/12	27,379	360,037	330,902	(29,135)
Swiss Franc settling 5/15/12	914	959,318	1,013,010	53,692
Deutsche Bank AG London:
Norwegian Krone settling 5/15/12	12,153	2,100,016	2,130,632	30,616
Swiss Franc settling 5/15/12	1,760	1,948,584	1,950,655	2,071
Swiss Franc settling 5/15/12	960	1,062,864	1,063,993	1,129
Goldman Sachs International:
Euro settling 5/15/12	2,092	2,771,021	2,790,643	19,622
Royal Bank of Canada:
Canadian Dollar settling 4/03/12	2,895	2,912,887	2,902,024	(10,863)
Canadian Dollar settling 5/15/12	367	369,332	367,622	(1,710)
Euro settling 6/15/12	934	1,245,718	1,246,147	429
Norwegian Krone settling 5/15/12	2,748	493,357	481,772	(11,585)
Royal Bank of Scotland PLC:
Norwegian Krone settling 6/15/12	2,118	368,953	370,880	1,927
Swedish Krona settling 6/15/12	6,157	921,693	927,997	6,304
State Street Bank and Trust Co.:
Australian Dollar settling 5/15/12	210	224,927	216,507	(8,420)
Australian Dollar settling 5/15/12	206	220,931	212,383	(8,548)
Australian Dollar settling 6/15/12	159	168,414	163,375	(5,039)
Euro settling 5/15/12	179	235,587	238,778	3,191
Great British Pound settling 5/15/12	1,135	1,799,997	1,814,934	14,937
Great British Pound settling 5/15/12	189	297,142	302,222	5,080
Norwegian Krone settling 5/15/12	1,209	209,313	211,958	2,645
Swedish Krona settling 5/15/12	1,608	239,589	242,646	3,057
Swedish Krona settling 5/15/12	1,265	191,997	190,888	(1,109)
Swiss Franc settling 5/15/12	309	324,386	342,473	18,087
Swiss Franc settling 5/15/12	297	325,790	329,173	3,383
UBS AG:
Australian Dollar settling 5/15/12	324	335,768	334,038	(1,730)
Euro settling 5/15/12	2,293	3,057,495	3,058,769	1,274
Euro settling 5/15/12	404	541,107	538,920	(2,187)
Japanese Yen settling 5/15/12	36,418	469,633	440,147	(29,486)
Japanese Yen settling 5/15/12	257,081	3,346,385	3,107,070	(239,315)
Norwegian Krone settling 6/15/12	4,582	800,723	802,348	1,625
Swedish Krona settling 5/15/12	14,377	2,152,407	2,169,475	17,068
Swedish Krona settling 6/15/12	3,567	523,529	537,627	14,098
Westpac Banking Corp.:
Australian Dollar settling 5/15/12	870	885,503	896,955	11,452

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar settling 5/15/12	581	477,727	474,364	(3,363)
New Zealand Dollar settling 6/15/12	964	778,497	785,369	6,872
New Zealand Dollar settling 6/15/12	670	554,670	545,849	(8,821)
Sale Contracts
Bank of America N.A.:
Canadian Dollar settling 5/15/12	876	879,359	877,485	1,874
Canadian Dollar settling 5/15/12	860	863,298	861,458	1,840
Canadian Dollar settling 5/15/12	930	929,117	931,576	(2,459)
Singapore Dollar settling 5/15/12	579	459,675	460,624	(949)
Barclays Bank PLCWholesale:
Indian Rupee settling 5/15/12(1)	14,146	282,496	275,505	6,991
Japanese Yen settling 5/15/12	132,141	1,630,756	1,597,050	33,706
Citibank N.A.:
Japanese Yen settling 5/15/12	45,564	592,975	550,685	42,290
Credit Suisse London Branch (GFX):
Euro settling 5/15/12	484	613,412	645,637	(32,225)
Deutsche Bank AG London:
Canadian Dollar settling 6/15/12	935	930,932	935,964	(5,032)
Euro settling 5/15/12	1,385	1,826,677	1,847,535	(20,858)
Great British Pound settling 5/15/12	601	959,463	961,035	(1,572)
Great British Pound settling 6/15/12	223	355,930	356,515	(585)
Goldman Sachs International:
Euro settling 5/15/12	2,679	3,548,550	3,573,678	(25,128)
HSBC Bank USA:
Canadian Dollar settling 4/03/12	3,548	3,590,787	3,557,129	33,658
Hong Kong Dollar settling 5/15/12	23,207	2,993,254	2,988,965	4,289
Hong Kong Dollar settling 5/15/12	3,040	391,407	391,539	(132)
Morgan Stanley and Co., Inc.:
Euro settling 5/10/12	127	168,953	168,950	3
Royal Bank of Scotland PLC:
Canadian Dollar settling 5/15/12	653	655,091	654,554	537
Euro settling 6/15/12	1,076	1,422,849	1,435,604	(12,755)
Euro settling 6/15/12	1,188	1,558,110	1,585,035	(26,925)
Great British Pound settling 6/15/12	400	631,468	639,488	(8,020)
Japanese Yen settling 5/15/12	71,856	857,368	868,449	(11,081)
Standard Chartered Bank:
Hong Kong Dollar settling 5/15/12	2,677	345,221	344,786	435
Japanese Yen settling 5/15/12	459,693	5,529,476	5,555,829	(26,353)
Japanese Yen settling 6/15/12	109,320	1,315,334	1,321,632	(6,298)
State Street Bank and Trust Co.:
Australian Dollar settling 5/15/12	210	221,718	216,506	5,212
Canadian Dollar settling 5/15/12	199	192,942	199,338	(6,396)
Great British Pound settling 5/15/12	121	192,781	193,487	(706)
Great British Pound settling 5/15/12	189	299,735	302,222	(2,487)
Great British Pound settling 6/15/12	183	288,463	292,566	(4,103)
Hong Kong Dollar settling 5/15/12	2,569	331,254	330,876	378
Hong Kong Dollar settling 5/15/12	4,487	578,033	577,907	126
UBS AG:
Japanese Yen settling 5/15/12	108,392	1,410,922	1,310,021	100,901
Swiss Franc settling 5/15/12	960	1,046,921	1,063,994	(17,073)
Swiss Franc settling 5/15/12	1,643	1,791,761	1,820,980	(29,219)

				$(311,537)

(1)	Contract represents a non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$1,970	1/30/17	1.059%	3 Month LIBOR	$15,315
JPMorgan Chase Bank, N.A.	2,200	2/7/22	2.042%	3 Month LIBOR	41,711

					$57,026

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate market value of these securities amounted to $19,501,893 or 3.4% of net assets.
(d)	Floating Rate Security. Stated interest rate was in effect at March 31, 2012.
(e)	Variable rate coupon, rate shown as of March 31, 2012.
(f)	Illiquid security.
(g)	Security is in default and is non-income producing.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,019,682 and gross unrealized depreciation of investments was $(10,182,059), resulting in net unrealized appreciation of $56,837,623.
(j)	An amount of $18,633 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Currency Abbreviation:

CAD	-	Canadian Dollar
EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GDR	-	Global Depositary Receipt
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
REG	-	Registered Shares
TBA	-	To Be Announced

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$58,195,123		$46,457,210		$	– 0	–	$104,652,333
Information Technology	49,446,486		5,407,182			– 0	–	54,853,668
Consumer Discretionary	35,524,832		14,785,818			– 0	–	50,310,650
Energy	27,663,497		10,769,081			– 0	–	38,432,578
Health Care	30,833,716		5,269,019			– 0	–	36,102,735
Industrials	24,591,867		9,768,539			– 0	–	34,360,406
Consumer Staples	14,097,047		8,077,069			– 0	–	22,174,116
Materials	7,248,088		8,129,945			– 0	–	15,378,033
Telecommunication Services	3,995,596		3,563,753			– 0	–	7,559,349
Utilities	5,175,820		1,594,391			– 0	–	6,770,211
Other Instruments	538,441		– 0	–		– 0	–	538,441
Corporates - Investment Grades	– 0	–	49,562,846			– 0	–	49,562,846
Mortgage Pass-Throughs	– 0	–	48,058,912			– 0	–	48,058,912
Governments - Treasuries	– 0	–	43,013,442			– 0	–	43,013,442
Asset-Backed Securities	– 0	–	16,822,576			2,705,277		19,527,853
Agencies	– 0	–	17,823,108			– 0	–	17,823,108
Commercial Mortgage-Backed Securities	– 0	–	9,626,154			483,589		10,109,743
Corporates - Non-Investment Grades	– 0	–	2,445,579			– 0	–	2,445,579
Quasi-Sovereigns	– 0	–	1,543,980			– 0	–	1,543,980
Governments - Sovereign Bonds	– 0	–	1,076,582			– 0	–	1,076,582
Governments - Sovereign Agencies	– 0	–	696,238			– 0	–	696,238
Local Governments - Municipal Bonds	– 0	–	592,619			– 0	–	592,619
Collateralized Mortgage Obligations	– 0	–	– 0	–		318,563		318,563
Preferred Stocks	179,157		– 0	–		– 0	–	179,157
Short-Term Investments:
Time Deposit	– 0	–	12,539,005			– 0	–	12,539,005
Governments - Treasuries	– 0	–	7,809,924			– 0	–	7,809,924
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	9,886,824		– 0	–		– 0	–	9,886,824

Total Investments in Securities	267,376,494		325,432,972	+		3,507,429		596,316,895
Other Financial Instruments* :
Assets:
Futures Contracts	3,894		– 0	–		– 0	–	3,894
Forward Currency Exchange Contracts	– 0	–	483,146			– 0	–	483,146
Interest Rate Swap Contracts	– 0	–	57,026			– 0	–	57,026
Liabilities:
Futures Contracts	(5,470)		– 0	–		– 0	–	(5,470)
Forward Currency Exchange Contracts	– 0	–	(794,683)			– 0	–	(794,683)

Total	$267,374,918		$325,178,461			$3,507,429		$596,060,808

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

There were no significant transfers between level 1 and level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/11	$1,850,013		$453,065		$311,631
Accrued discounts/(premiums)	308		6,425		12
Realized gain (loss)	(15,236)		– 0	–	(85,522)
Change in unrealized appreciation/depreciation	34,354		24,099		108,047
Purchases	1,094,510		– 0	–	– 0	–
Sales	(258,672)		– 0	–	(15,605)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/12	$2,705,277		$483,589		$318,563

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$34,354		$24,099		$24,636

	Total
Balance as of 12/31/11	$2,614,709
Accrued discounts/(premiums)	6,745
Realized gain (loss)	(100,758)
Change in unrealized appreciation/depreciation	166,500
Purchases	1,094,510
Sales	(274,277)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 3/31/12	$3,507,429

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$83,089

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 26.5%
United States - 26.5%
U.S. Treasury Bonds
3.125%, 11/15/41-2/15/42	$1,005	$963,815
3.50%, 2/15/39	152	157,914
3.75%, 8/15/41	220	237,841
3.875%, 8/15/40	110	121,670
4.375%, 11/15/39-5/15/41	593	712,692
4.75%, 2/15/37	111	140,484
5.375%, 2/15/31	430	578,350
6.00%, 2/15/26	134	184,878
6.25%, 8/15/23-5/15/30	314	449,912
7.25%, 5/15/16	108	136,046
7.50%, 11/15/16	92	119,169
7.625%, 2/15/25	55	85,551
8.00%, 11/15/21	123	186,835
U.S. Treasury Notes
0.125%, 9/30/13-12/31/13	630	627,870
0.25%, 11/30/13-2/15/15	2,345	2,339,597
0.375%, 8/31/12-11/15/14	325	324,747
0.50%, 10/15/13	428	429,254
0.625%, 1/31/13	320	321,113
0.75%, 3/31/13-8/15/13	974	979,858
0.875%, 11/30/16-2/28/17	1,815	1,804,572
1.00%, 1/15/14-10/31/16	1,655	1,665,711
1.125%, 12/15/12-6/15/13	809	816,762
1.25%, 2/15/14-3/15/14	995	1,012,431
1.375%, 11/30/15-2/28/19	902	901,861
1.75%, 7/31/15	60	62,217
2.00%, 11/30/13-2/15/22	2,139	2,164,289
2.125%, 12/31/15-8/15/21	825	846,337
2.25%, 1/31/15-11/30/17	739	778,618
2.375%, 8/31/14-7/31/17	1,294	1,360,753
2.50%, 3/31/15	148	156,603
2.625%, 1/31/18-11/15/20	860	911,394
2.75%, 5/31/17-2/15/19	605	654,197
3.00%, 2/28/17	889	972,899
3.125%, 10/31/16-5/15/21	931	1,019,853
3.25%, 7/31/16	232	255,272
3.375%, 11/15/19	380	424,234
3.625%, 2/15/21	295	333,949
4.00%, 11/15/12	57	58,345
4.375%, 8/15/12	110	111,723

Total Governments - Treasuries (cost $25,319,089)		25,409,616

	Shares
COMMON STOCKS - 17.3%
Information Technology - 3.5%
Communications Equipment - 0.4%
Cisco Systems, Inc.	6,960	147,204
F5 Networks, Inc. (a)	110	14,846
Harris Corp.	145	6,537
JDS Uniphase Corp. (a)	290	4,202
Juniper Networks, Inc. (a)	680	15,558

Company	Shares	U.S. $ Value
Motorola Mobility Holdings, Inc. (a)	335	13,145
Motorola Solutions, Inc.	375	19,061
QUALCOMM, Inc.	2,180	148,284

		368,837

Computers & Peripherals - 1.0%
Apple, Inc. (a)	1,213	727,157
Dell, Inc. (a)	1,970	32,702
EMC Corp./MA (a)	2,635	78,734
Hewlett-Packard Co.	2,570	61,243
Lexmark International, Inc.-Class A	90	2,992
NetApp, Inc. (a)	460	20,594
SanDisk Corp. (a)	310	15,373
Western Digital Corp. (a)	300	12,417

		951,212

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.-Class A	215	12,851
Corning, Inc.	2,035	28,653
FLIR Systems, Inc.	200	5,062
Jabil Circuit, Inc.	235	5,903
Molex, Inc. (b)	175	4,921
TE Connectivity Ltd.	550	20,212

		77,602

Internet Software & Services - 0.3%
Akamai Technologies, Inc. (a)	225	8,257
eBay, Inc. (a)	1,485	54,782
Google, Inc.-Class A (a)	327	209,685
VeriSign, Inc.	205	7,860
Yahoo!, Inc. (a)	1,605	24,428

		305,012

IT Services - 0.7%
Accenture PLC	825	53,212
Automatic Data Processing, Inc.	630	34,770
Cognizant Technology Solutions Corp.-Class A (a)	395	30,395
Computer Sciences Corp.	200	5,988
Fidelity National Information Services, Inc.	310	10,267
Fiserv, Inc. (a)	180	12,490
International Business Machines Corp.	1,535	320,278
Mastercard, Inc.-Class A	135	56,773
Paychex, Inc.	415	12,861
SAIC, Inc. (a)	355	4,686
Teradata Corp. (a)	215	14,652
Total System Services, Inc.	200	4,614
Visa, Inc.-Class A	665	78,470
Western Union Co. (The)-Class W	800	14,080

		653,536

Office Electronics - 0.0%
Xerox Corp.	1,795	14,504

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. (a)	755	6,055
Altera Corp.	410	16,326
Analog Devices, Inc.	380	15,352
Applied Materials, Inc.	1,685	20,961
Broadcom Corp.-Class A (a)	620	24,366
Intel Corp.	6,590	185,245
KLA-Tencor Corp.	210	11,428
Linear Technology Corp.	290	9,773
LSI Corp. (a)	720	6,250
Microchip Technology, Inc. (b)	245	9,114
Micron Technology, Inc. (a)	1,270	10,287
Novellus Systems, Inc. (a)	90	4,492
NVIDIA Corp. (a)	785	12,081
Teradyne, Inc. (a)	230	3,885
Texas Instruments, Inc.	1,475	49,575
Xilinx, Inc.	335	12,204

		397,394

Software - 0.6%
Adobe Systems, Inc. (a)	630	21,615
Autodesk, Inc. (a)	285	12,061
BMC Software, Inc. (a)	215	8,634
CA, Inc.	475	13,091
Citrix Systems, Inc. (a)	240	18,938
Electronic Arts, Inc. (a)	425	7,004
Intuit, Inc.	380	22,849
Microsoft Corp.	9,690	312,503
Oracle Corp.	5,090	148,425
Red Hat, Inc. (a)	250	14,973
Salesforce.com, Inc. (a)	181	27,966
Symantec Corp. (a)	945	17,672

		625,731

		3,393,828

Financials - 2.6%
Capital Markets - 0.4%
Ameriprise Financial, Inc.	295	16,853
Bank of New York Mellon Corp. (The)	1,565	37,763
BlackRock, Inc.-Class A	137	28,071
Charles Schwab Corp. (The)	1,390	19,974
E*Trade Financial Corp. (a)	320	3,504
Federated Investors, Inc.-Class B (b)	110	2,465
Franklin Resources, Inc.	190	23,566
Goldman Sachs Group, Inc. (The)	638	79,348
Invesco Ltd.	580	15,469
Legg Mason, Inc.	160	4,469
Morgan Stanley	1,920	37,709
Northern Trust Corp.	310	14,710
State Street Corp.	635	28,892
T Rowe Price Group, Inc.	325	21,223

		334,016

Company	Shares	U.S. $ Value
Commercial Banks - 0.5%
BB&T Corp.	900	28,251
Comerica, Inc.	250	8,090
Fifth Third Bancorp	1,190	16,720
First Horizon National Corp.	335	3,477
Huntington Bancshares, Inc./OH	1,115	7,192
KeyCorp	1,225	10,413
M&T Bank Corp.	165	14,335
PNC Financial Services Group, Inc.	680	43,853
Regions Financial Corp.	1,625	10,709
SunTrust Banks, Inc.	690	16,677
US Bancorp	2,465	78,091
Wells Fargo & Co.	6,825	233,005
Zions Bancorporation	230	4,936

		475,749

Consumer Finance - 0.2%
American Express Co.	1,310	75,797
Capital One Financial Corp.	713	39,743
Discover Financial Services	710	23,671
SLM Corp.	650	10,244

		149,455

Diversified Financial Services - 0.6%
Bank of America Corp.	13,895	132,975
Citigroup, Inc.	3,778	138,086
CME Group, Inc. - Class A	90	26,040
IntercontinentalExchange, Inc. (a)	100	13,742
JPMorgan Chase & Co.	4,915	225,992
Leucadia National Corp.	255	6,656
Moody’s Corp.	245	10,314
NASDAQ OMX Group, Inc. (The) (a)	160	4,144
NYSE Euronext	335	10,053

		568,002

Insurance - 0.6%
ACE Ltd.	435	31,842
Aflac, Inc.	605	27,824
Allstate Corp. (The)	650	21,398
American International Group, Inc. (a)	562	17,326
AON Corp.	415	20,360
Assurant, Inc. (b)	110	4,455
Berkshire Hathaway, Inc. (a)	2,280	185,022
Chubb Corp. (The)	360	24,880
Cincinnati Financial Corp.	210	7,247
Genworth Financial, Inc. - Class A (a)	635	5,283
Hartford Financial Services Group, Inc.	575	12,121
Lincoln National Corp.	390	10,280
Loews Corp.	390	15,549
Marsh & McLennan Cos., Inc.	690	22,625
MetLife, Inc.	1,370	51,170
Principal Financial Group, Inc. (b)	390	11,509
Progressive Corp. (The)	795	18,428
Prudential Financial, Inc.	615	38,985
Torchmark Corp.	135	6,730
Travelers Cos., Inc. (The)	530	31,376
Unum Group	370	9,058

Company	Shares	U.S. $ Value
XL Group PLC	410	8,893

		582,361

Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	505	31,825
Apartment Investment & Management Co.-Class A	155	4,094
AvalonBay Communities, Inc.	125	17,669
Boston Properties, Inc.	190	19,948
Equity Residential	380	23,796
HCP, Inc.	530	20,914
Health Care REIT, Inc.	265	14,564
Host Hotels & Resorts, Inc.	910	14,942
Kimco Realty Corp.	520	10,015
Plum Creek Timber Co., Inc.	210	8,728
ProLogis, Inc.	590	21,252
Public Storage	190	26,252
Simon Property Group, Inc.	386	56,232
Ventas, Inc.	371	21,184
Vornado Realty Trust	245	20,629
Weyerhaeuser Co.	690	15,125

		327,169

Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	415	8,283

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	680	4,971
People’s United Financial, Inc.	465	6,156

		11,127

		2,456,162

Health Care - 2.0%
Biotechnology - 0.2%
Amgen, Inc.	1,023	69,554
Biogen Idec, Inc. (a)	315	39,680
Celgene Corp. (a)	580	44,962
Gilead Sciences, Inc. (a)	975	47,629

		201,825

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	730	43,639
Becton Dickinson and Co.	280	21,742
Boston Scientific Corp. (a)	1,910	11,422
CareFusion Corp. (a)	290	7,520
Covidien PLC	625	34,175
CR Bard, Inc.	115	11,353
DENTSPLY International, Inc.	180	7,223
Edwards Lifesciences Corp. (a)	145	10,546
Intuitive Surgical, Inc. (a)	55	29,796
Medtronic, Inc.	1,360	53,298
St Jude Medical, Inc.	415	18,389
Stryker Corp.	425	23,579
Varian Medical Systems, Inc. (a)	145	9,999

Company	Shares	U.S. $ Value
Zimmer Holdings, Inc.	235	15,106

		297,787

Health Care Providers & Services - 0.4%
Aetna, Inc.	470	23,575
AmerisourceBergen Corp.-Class A	335	13,293
Cardinal Health, Inc.	445	19,184
CIGNA Corp.	365	17,976
Coventry Health Care, Inc.	180	6,403
DaVita, Inc. (a)	125	11,271
Express Scripts, Inc.-Class A (a)	630	34,133
Humana, Inc.	215	19,883
Laboratory Corp. of America Holdings (a)	125	11,443
McKesson Corp.	315	27,648
Medco Health Solutions, Inc. (a)	505	35,501
Patterson Cos., Inc.	110	3,674
Quest Diagnostics, Inc./DE	200	12,230
Tenet Healthcare Corp. (a)	525	2,788
UnitedHealth Group, Inc.	1,385	81,632
WellPoint, Inc.	450	33,210

		353,844

Health Care Technology - 0.0%
Cerner Corp. (a)	190	14,470

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	445	19,807
Life Technologies Corp. (a)	225	10,984
PerkinElmer, Inc.	145	4,011
Thermo Fisher Scientific, Inc.	485	27,344
Waters Corp. (a)	115	10,656

		72,802

Pharmaceuticals - 1.0%
Abbott Laboratories	2,015	123,500
Allergan, Inc./United States	400	38,172
Bristol-Myers Squibb Co.	2,195	74,081
Eli Lilly & Co.	1,315	52,955
Forest Laboratories, Inc. (a)	345	11,968
Hospira, Inc. (a)	210	7,852
Johnson & Johnson	3,535	233,169
Merck & Co., Inc.	3,945	151,488
Mylan, Inc./PA (a)	545	12,780
Perrigo Co.	120	12,397
Pfizer, Inc.	9,950	225,467
Watson Pharmaceuticals, Inc. (a)	165	11,065

		954,894

		1,895,622

Energy - 1.9%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	560	23,486
Cameron International Corp. (a)	320	16,906
Diamond Offshore Drilling, Inc. (b)	90	6,007

Company	Shares	U.S. $ Value
FMC Technologies, Inc. (a)	310	15,630
Halliburton Co.	1,190	39,496
Helmerich & Payne, Inc.	135	7,283
Nabors Industries Ltd. (a)	365	6,384
National Oilwell Varco, Inc.	555	44,106
Noble Corp. (a)	325	12,178
Rowan Cos., Inc. (a)	155	5,104
Schlumberger Ltd.	1,735	121,329

		297,909

Oil, Gas & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	282	4,289
Anadarko Petroleum Corp.	645	50,529
Apache Corp.	495	49,718
Cabot Oil & Gas Corp.	270	8,416
Chesapeake Energy Corp.	845	19,579
Chevron Corp.	2,580	276,679
ConocoPhillips	1,720	130,737
Consol Energy, Inc.	290	9,889
Denbury Resources, Inc. (a)	510	9,297
Devon Energy Corp.	520	36,982
El Paso Corp.	990	29,255
EOG Resources, Inc.	355	39,440
EQT Corp.	190	9,160
Exxon Mobil Corp.	6,119	530,701
Hess Corp.	390	22,991
Marathon Oil Corp.	905	28,689
Marathon Petroleum Corp.	462	20,032
Murphy Oil Corp.	255	14,349
Newfield Exploration Co. (a)	170	5,896
Noble Energy, Inc.	225	22,001
Occidental Petroleum Corp.	1,050	99,991
Peabody Energy Corp.	345	9,991
Pioneer Natural Resources Co.	165	18,412
QEP Resources, Inc.	225	6,863
Range Resources Corp.	200	11,628
Southwestern Energy Co. (a)	445	13,617
Spectra Energy Corp.	835	26,344
Sunoco, Inc.	135	5,150
Tesoro Corp. (a)	175	4,697
Valero Energy Corp.	725	18,683
Williams Cos., Inc. (The)	755	23,262
WPX Energy, Inc. (a)	245	4,412

		1,561,679

		1,859,588

Consumer Discretionary - 1.9%
Auto Components - 0.1%
BorgWarner, Inc. (a)	140	11,808
Goodyear Tire & Rubber Co. (The) (a)	310	3,478
Johnson Controls, Inc.	880	28,582

		43,868

Automobiles - 0.1%
Ford Motor Co.	4,920	61,451

Company	Shares	U.S. $ Value
Harley-Davidson, Inc.	300	14,724

		76,175

Distributors - 0.0%
Genuine Parts Co.	200	12,550

Diversified Consumer Services - 0.0%
Apollo Group, Inc.-Class A (a)	145	5,603
DeVry, Inc.	70	2,371
H&R Block, Inc.	370	6,094

		14,068

Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.	585	18,767
Chipotle Mexican Grill, Inc.-Class A (a)	44	18,392
Darden Restaurants, Inc.	170	8,697
International Game Technology	380	6,380
Marriott International, Inc./DE-Class A	345	13,058
McDonald’s Corp.	1,330	130,473
Starbucks Corp.	960	53,654
Starwood Hotels & Resorts Worldwide, Inc.	245	13,821
Wyndham Worldwide Corp.	200	9,302
Wynn Resorts Ltd.	110	13,737
Yum! Brands, Inc.	595	42,352

		328,633

Household Durables - 0.0%
DR Horton, Inc.	355	5,385
Harman International Industries, Inc.	90	4,213
Leggett & Platt, Inc.	175	4,027
Lennar Corp.-Class A (b)	200	5,436
Newell Rubbermaid, Inc.	375	6,678
Pulte Group, Inc. (a)	435	3,850
Whirlpool Corp.	100	7,686

		37,275

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	470	95,180
Expedia, Inc. (b)	122	4,080
NetFlix, Inc. (a)(b)	76	8,743
priceline.com, Inc. (a)	67	48,072
TripAdvisor, Inc. (a)	122	4,352

		160,427

Leisure Equipment & Products - 0.0%
Hasbro, Inc.	150	5,508
Mattel, Inc.	435	14,642

		20,150

Media - 0.6%
Cablevision Systems Corp.	280	4,110
CBS Corp.-Class B	840	28,484
Comcast Corp.-Class A	3,520	105,635
DIRECTV (a)	915	45,146
Discovery Communications, Inc.-Class A (a)	345	17,457

Company	Shares	U.S. $ Value
Gannett Co., Inc.	300	4,599
Interpublic Group of Cos., Inc. (The)	595	6,789
McGraw-Hill Cos., Inc. (The)	360	17,449
News Corp.-Class A	2,835	55,821
Omnicom Group, Inc.	360	18,234
Scripps Networks Interactive, Inc.-Class A	120	5,843
Time Warner Cable, Inc.-Class A	415	33,823
Time Warner, Inc.	1,295	48,886
Viacom, Inc.-Class B	710	33,697
Walt Disney Co. (The)	2,325	101,789
Washington Post Co. (The)-Class B (b)	11	4,109

		531,871

Multiline Retail - 0.1%
Big Lots, Inc. (a)	80	3,442
Dollar Tree, Inc. (a)	160	15,118
Family Dollar Stores, Inc.	155	9,808
JC Penney Co., Inc.	180	6,377
Kohl’s Corp.	330	16,510
Macy’s, Inc.	545	21,653
Nordstrom, Inc.	210	11,701
Sears Holdings Corp. (a)(b)	55	3,644
Target Corp.	865	50,404

		138,657

Specialty Retail - 0.4%
Abercrombie & Fitch Co.-Class A	110	5,457
AutoNation, Inc. (a)(b)	55	1,887
AutoZone, Inc. (a)	35	13,013
Bed Bath & Beyond, Inc. (a)	315	20,718
Best Buy Co., Inc.	380	8,998
CarMax, Inc. (a)	290	10,049
GameStop Corp.-Class A (b)	175	3,822
Gap, Inc. (The)	445	11,632
Home Depot, Inc. (The)	2,000	100,620
Limited Brands, Inc.	315	15,120
Lowe’s Cos., Inc.	1,620	50,836
O’Reilly Automotive, Inc. (a)	170	15,529
Ross Stores, Inc.	300	17,430
Staples, Inc.	905	14,643
Tiffany & Co.	165	11,406
TJX Cos., Inc.	970	38,519
Urban Outfitters, Inc. (a)	135	3,930

		343,609

Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	380	29,366
NIKE, Inc.-Class B	480	52,051
Ralph Lauren Corp.	90	15,690
VF Corp.	115	16,788

		113,895

		1,821,178

Company	Shares	U.S. $ Value
Consumer Staples - 1.9%
Beverages - 0.4%
Beam, Inc.	200	11,714
Brown-Forman Corp.-Class B	135	11,257
Coca-Cola Co. (The)	2,940	217,589
Coca-Cola Enterprises, Inc.	400	11,440
Constellation Brands, Inc.-Class A (a)	220	5,190
Dr Pepper Snapple Group, Inc.	270	10,857
Molson Coors Brewing Co.-Class B	200	9,050
PepsiCo, Inc./NC	2,025	134,359

		411,456

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	565	51,302
CVS Caremark Corp.	1,680	75,264
Kroger Co. (The)	765	18,536
Safeway, Inc. (b)	345	6,973
SUPERVALU, Inc. (b)	265	1,513
Sysco Corp.	755	22,544
Wal-Mart Stores, Inc.	2,263	138,496
Walgreen Co.	1,145	38,346
Whole Foods Market, Inc.	210	17,472

		370,446

Food Products - 0.3%
Archer-Daniels-Midland Co.	865	27,386
Campbell Soup Co. (b)	225	7,616
ConAgra Foods, Inc.	535	14,049
Dean Foods Co. (a)	230	2,785
General Mills, Inc.	835	32,941
Hershey Co. (The)	200	12,266
HJ Heinz Co.	415	22,223
Hormel Foods Corp.	175	5,166
JM Smucker Co. (The)	145	11,797
Kellogg Co.	315	16,894
Kraft Foods, Inc.-Class A	2,285	86,853
McCormick & Co., Inc./MD	175	9,525
Mead Johnson Nutrition Co.-Class A	260	21,445
Sara Lee Corp.	760	16,363
Tyson Foods, Inc.-Class A	375	7,181

		294,490

Household Products - 0.4%
Clorox Co. (The)	170	11,688
Colgate-Palmolive Co.	625	61,112
Kimberly-Clark Corp.	515	38,053
Procter & Gamble Co. (The)	3,565	239,604

		350,457

Personal Products - 0.0%
Avon Products, Inc.	555	10,745
Estee Lauder Cos., Inc. (The)-Class A	290	17,962

		28,707

Tobacco - 0.4%
Altria Group, Inc.	2,660	82,114
Lorillard, Inc.	180	23,307

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	2,250	199,373
Reynolds American, Inc.	435	18,026
		322,820
		1,778,376
Industrials - 1.8%
Aerospace & Defense - 0.4%
Boeing Co. (The)	960	71,395
General Dynamics Corp.	460	33,755
Goodrich Corp.	160	20,070
Honeywell International, Inc.	1,005	61,355
L-3 Communications Holdings, Inc.	125	8,846
Lockheed Martin Corp.	350	31,451
Northrop Grumman Corp.	340	20,767
Precision Castparts Corp.	190	32,851
Raytheon Co.	450	23,751
Rockwell Collins, Inc.	200	11,512
Textron, Inc.	355	9,880
United Technologies Corp.	1,175	97,455
		423,088
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	215	14,080
Expeditors International of Washington, Inc.	270	12,558
FedEx Corp.	415	38,163
United Parcel Service, Inc.-Class B	1,255	101,304
		166,105
Airlines - 0.0%
Southwest Airlines Co.	1,005	8,281
Building Products - 0.0%
Masco Corp.	455	6,083
Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	135	4,068
Cintas Corp.	135	5,281
Iron Mountain, Inc.	235	6,768
Pitney Bowes, Inc. (b)	255	4,483
Republic Services, Inc.-Class A	400	12,224
RR Donnelley & Sons Co. (b)	235	2,912
Stericycle, Inc. (a)	110	9,200
Waste Management, Inc.	595	20,801
		65,737
Construction & Engineering - 0.0%
Fluor Corp.	215	12,909
Jacobs Engineering Group, Inc. (a)	165	7,321
Quanta Services, Inc. (a)	265	5,538
		25,768
Electrical Equipment - 0.1%
Cooper Industries PLC	200	12,790
Emerson Electric Co.	950	49,571
First Solar, Inc. (a)(b)	70	1,754
Rockwell Automation, Inc.	180	14,346

Company	Shares	U.S. $ Value
Roper Industries, Inc.	125	12,395
		90,856
Industrial Conglomerates - 0.5%
3M Co.	905	80,735
Danaher Corp.	740	41,440
General Electric Co.	13,670	274,357
Tyco International Ltd.	595	33,427
		429,959
Machinery - 0.4%
Caterpillar, Inc.	835	88,944
Cummins, Inc.	250	30,010
Deere & Co.	535	43,282
Dover Corp.	235	14,791
Eaton Corp.	435	21,676
Flowserve Corp.	70	8,086
Illinois Tool Works, Inc.	625	35,700
Ingersoll-Rand PLC	405	16,747
Joy Global, Inc.	135	9,923
PACCAR, Inc.	460	21,542
Pall Corp.	145	8,646
Parker Hannifin Corp.	195	16,487
Snap-On, Inc.	70	4,268
Stanley Black & Decker, Inc.	215	16,546
Xylem, Inc.	235	6,521
		343,169
Professional Services - 0.0%
Dun & Bradstreet Corp. (The)	65	5,507
Equifax, Inc.	155	6,860
Robert Half International, Inc.	185	5,606
		17,973
Road & Rail - 0.1%
CSX Corp.	1,360	29,267
Norfolk Southern Corp.	440	28,965
Ryder System, Inc.	65	3,432
Union Pacific Corp.	625	67,175
		128,839
Trading Companies & Distributors - 0.0%
Fastenal Co.	380	20,558
WW Grainger, Inc.	80	17,185
		37,743
		1,743,601
Materials - 0.6%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	270	24,786
Airgas, Inc.	90	8,007
CF Industries Holdings, Inc.	90	16,439
Dow Chemical Co. (The)	1,525	52,826
Eastman Chemical Co.	180	9,304
Ecolab, Inc.	390	24,071
EI du Pont de Nemours & Co.	1,195	63,216
FMC Corp.	90	9,527

Company	Shares	U.S. $ Value
International Flavors & Fragrances, Inc.	100	5,860
Monsanto Co.	690	55,034
Mosaic Co. (The)	380	21,010
PPG Industries, Inc.	200	19,160
Praxair, Inc.	390	44,710
Sherwin-Williams Co. (The)	115	12,497
Sigma-Aldrich Corp.	155	11,324
		377,771
Construction Materials - 0.0%
Vulcan Materials Co. (b)	165	7,051
Containers & Packaging - 0.0%
Ball Corp.	210	9,005
Bemis Co., Inc.	130	4,198
Owens-Illinois, Inc. (a)	210	4,901
Sealed Air Corp.	240	4,634
		22,738
Metals & Mining - 0.2%
Alcoa, Inc.	1,370	13,727
Allegheny Technologies, Inc.	135	5,558
Cliffs Natural Resources, Inc.	180	12,467
Freeport-McMoRan Copper & Gold, Inc.	1,225	46,599
Newmont Mining Corp.	645	33,069
Nucor Corp.	410	17,610
Titanium Metals Corp. (b)	100	1,356
United States Steel Corp. (b)	180	5,287
		135,673
Paper & Forest Products - 0.0%
International Paper Co.	565	19,831
MeadWestvaco Corp.	220	6,950
		26,781
		570,014
Utilities - 0.6%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	625	24,112
Duke Energy Corp.	1,725	36,242
Edison International	415	17,642
Entergy Corp.	225	15,120
Exelon Corp.	1,097	43,013
FirstEnergy Corp.	535	24,391
NextEra Energy, Inc.	545	33,289
Northeast Utilities	230	8,538
Pepco Holdings, Inc.	290	5,478
Pinnacle West Capital Corp.	135	6,466
PPL Corp.	745	21,054
Progress Energy, Inc.	380	20,182
Southern Co. (The)	1,110	49,872
		305,399
Gas Utilities - 0.0%
AGL Resources, Inc.	148	5,805

Company	Shares	U.S. $ Value
Oneok, Inc.	135	11,024
		16,829
Independent Power Producers & Energy Traders - 0.0%
AES Corp. (The) (a)	835	10,914
NRG Energy, Inc. (a)	290	4,544
		15,458
Multi-Utilities - 0.3%
Ameren Corp.	310	10,100
CenterPoint Energy, Inc.	545	10,747
CMS Energy Corp.	320	7,040
Consolidated Edison, Inc.	380	22,200
Dominion Resources, Inc./VA	735	37,639
DTE Energy Co.	220	12,107
Integrys Energy Group, Inc.	100	5,299
NiSource, Inc.	355	8,644
PG&E Corp.	525	22,790
Public Service Enterprise Group, Inc.	655	20,050
SCANA Corp.	145	6,613
Sempra Energy	310	18,588
TECO Energy, Inc.	275	4,826
Wisconsin Energy Corp.	300	10,554
Xcel Energy, Inc.	620	16,411
		213,608
		551,294
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	7,670	239,534
CenturyLink, Inc.	800	30,920
Frontier Communications Corp. (b)	1,280	5,338
Verizon Communications, Inc.	3,665	140,113
Windstream Corp.	745	8,724
		424,629
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. (a)	320	17,069
MetroPCS Communications, Inc. (a)	375	3,382
Sprint Nextel Corp. (a)	3,880	11,058
		31,509
		456,138
Total Common Stocks (cost $15,250,773)		16,525,801
INVESTMENT COMPANIES - 15.0%
Funds and Investment Trusts - 15.0%
iShares Russell 2000 Index Fund (b)	7,720	639,602
SPDR S&P MidCap 400 ETF Trust (b)	13,870	2,505,893
Vanguard MSCI EAFE ETF	165,000	5,614,950
Vanguard MSCI Emerging Markets ETF	128,610	5,590,677

Company	Shares	U.S. $ Value
Total Investment Companies (cost $13,336,074)		14,351,122
SHORT-TERM INVESTMENTS - 39.8%
Investment Companies - 39.8%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (c) (cost $38,131,721)	38,131,721	38,131,721
Total Investments Before Security Lending Collateral for Securities Loaned - 98.6% (cost $92,037,657)		94,418,260
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 3.2%
INVESTMENT COMPANIES - 3.2%
AllianceBernstein Exchange Reserves-Class I, 0.22% (c) (cost $3,068,571)	3,068,571	3,068,571
Total Investments - 101.8% (cost $95,106,228) (d)		97,486,831
Other assets less liabilities-(1.8)% (e)		(1,686,052)
Net Assets - 100.0%		$ 95,800,779

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10YR JGB Mini Futures SGX XSES	4	June 2012	$688,133	$686,046	$(2,087)
ASX SPI 200 Index Futures	16	June 2012	1,770,780	1,800,307	29,527
CAC 40 Index Futures	13	April 2012	611,190	593,743	(17,447)
DAX Index Futures	3	June 2012	697,249	696,291	(958)
EURO STOXX 50 Index Futures	98	June 2012	3,232,519	3,148,625	(83,894)
FTSE 100 Index Futures	46	June 2012	4,330,148	4,215,597	(114,551)
German Euro Bobl Futures	1	June 2012	165,700	165,525	(175)
German Euro Bund Futures	2	June 2012	369,065	369,408	343
Hang Seng Index Futures	5	April 2012	675,975	659,966	(16,009)
MSCI Emerging Market Mini Futures	9	June 2012	469,365	467,640	(1,725)
S&P 500 E Mini Index Futures	100	June 2012	6,898,623	7,016,000	117,377
S&P Mid Cap 400 E Mini Index Futures	1	June 2012	98,291	99,230	939
Topix Index Futures	39	June 2012	3,916,595	4,038,057	121,462
U.S. T-Note 10 Yr Futures	9	June 2012	1,172,920	1,165,359	(7,561)

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 5 Yr Futures	2	June 2012	$246,331	$245,078	$(1,253)
UK Long Gilt Bond Futures	1	June 2012	184,072	183,159	(913)
Ultra Long U.S. T-Bond Futures	3	June 2012	462,005	452,906	(9,099)
					$13,976

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholselale:
Australian Dollar settling 6/15/12	989	$1,033,381	$1,016,214	$(17,167)
Great British Pound settling 6/15/12	971	1,534,316	1,552,358	18,042
Great British Pound settling 6/15/12	111	176,033	177,458	1,425
Japanese Yen settling 6/15/12	12,442	163,642	150,418	(13,224)
Credit Suisse London Branch (GFX):
Swiss Franc settling 6/15/12	180	199,364	199,577	213
Deutsche Bank AG London:
Swiss Franc settling 6/15/12	329	360,959	364,783	3,824
HSBC Bank USA:
Euro settling 6/15/12	448	586,938	597,723	10,785
Great British Pound settling
6/15/12	569	903,168	909,672	6,504
Royal Bank of Canada:
Euro settling 6/15/12	368	482,960	490,988	8,028
Royal Bank of Scotland PLC:
Euro settling 6/15/12	372	488,265	496,324	8,059
Euro settling 6/15/12	296	391,427	394,924	3,497
Great British Pound settling 6/15/12	166	260,711	265,387	4,676
Japanese Yen settling 6/15/12	76,949	934,766	930,280	(4,486)
Swedish Krona settling 6/15/12	536	78,487	80,788	2,301
State Street Bank and Trust Co.:
Australian Dollar settling 6/15/12	96	98,802	98,641	(161)
Australian Dollar settling 6/15/12	72	75,064	73,982	(1,082)
Australian Dollar settling 6/15/12	66	69,714	67,816	(1,898)
Euro settling 6/15/12	93	122,301	124,081	1,780
Euro settling 6/15/12	90	118,940	120,079	1,139
Euro settling 6/15/12	75	99,060	100,065	1,005
Euro settling 6/15/12	57	75,421	76,050	629
Euro settling 6/15/12	99	132,090	132,087	(3)
Great British Pound settling 6/15/12	63	98,954	100,719	1,765
Great British Pound settling 6/15/12	68	106,960	108,713	1,753
Great British Pound settling 6/15/12	73	115,751	116,707	956
Great British Pound settling 6/15/12	63	99,868	100,720	852
Great British Pound settling 6/15/12	59	93,517	94,324	807
Great British Pound settling 6/15/12	75	119,130	119,904	774
Great British Pound settling 6/15/12	73	115,952	116,707	755

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 6/15/12	73	$116,120	$116,707	$587
Great British Pound settling 6/15/12	92	147,102	147,083	(19)
Japanese Yen settling 6/15/12	7,370	90,611	89,100	(1,511)
Japanese Yen settling 6/15/12	7,215	94,014	87,226	(6,788)
Swedish Krona settling 6/15/12	558	82,143	84,104	1,961
Swedish Krona settling 6/15/12	245	35,954	36,927	973
Swedish Krona settling 6/15/12	504	74,995	75,964	969
Swiss Franc settling 6/15/12	93	102,935	103,115	180
UBS AG:
Great British Pound settling 6/15/12	128	203,033	204,637	1,604
Japanese Yen settling 6/15/12	72,269	877,317	873,701	(3,616)
Swiss Franc settling 6/15/12	148	160,772	164,097	3,325
Sale Contracts:
Royal Bank of Scotland PLC:
Euro settling 6/15/12	710	942,277	947,286	(5,009)
Japanese Yen settling 6/15/12	122,356	1,486,147	1,479,230	6,917
Japanese Yen settling 6/15/12	23,922	294,533	289,206	5,327
Japanese Yen settling 6/15/12	19,657	242,022	237,645	4,377
State Street Bank and Trust Co.:
Canadian Dollar settling 6/15/12	72	72,124	72,074	50
Canadian Dollar settling 6/15/12	129	128,512	129,133	(621)
Euro settling 6/15/12	90	118,429	120,078	(1,649)
Great British Pound settling 6/15/12	59	92,453	94,325	(1,872)
Japanese Yen settling 6/15/12	10,310	123,856	124,644	(788)
UBS AG:
Euro settling 6/15/12	642	851,786	856,559	(4,773)
Westpac Banking Corp:
Australian Dollar settling 6/15/12	594	619,007	610,345	8,662
				$ 49,834

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	FTSE
EPRA/NAREIT
	Developed Real					Credit Suisse
	Estate index	141	0.36%	$437	11/15/12	International	$(1,456)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	16	1.00%	50	8/15/12	N.A.	(168)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	13	0.49%	40	10/15/12	N.A.	(136)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	7	0.48%	22	6/15/12	N.A.	(73)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	11	0.47%	34	6/15/12	N.A.	(115)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	1	0.46%	$3	6/15/12	N.A.	$(10)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	10	0.47%	31	7/16/12	N.A.	(105)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	8	0.47%	25	7/16/12	N.A.	(84)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	6	0.47%	19	7/16/12	N.A.	(63)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	6	0.47%	19	7/16/12	N.A.	(63)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	5	0.47%	15	7/16/12	N.A.	(52)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	5	0.47%	15	7/16/12	N.A.	(52)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	9	0.46%	28	7/16/12	N.A.	(94)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	29	1.00%	90	8/15/12	N.A.	(304)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	20	0.49%	62	8/15/12	N.A.	(210)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	14	0.49%	43	8/15/12	N.A.	(147)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	14	0.49%	43	8/15/12	N.A.	(147)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	7	1.00%	22	8/15/12	N.A.	(73)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	14	0.49%	43	9/17/12	N.A.	(147)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	14	0.49%	43	9/17/12	N.A.	(147)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	13	0.49%	40	9/17/12	N.A.	(136)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	11	1.00%	$34	9/17/12	N.A.	$(115)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	7	1.00%	22	9/17/12	N.A.	(73)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	29	0.49%	90	10/15/12	N.A.	(304)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	16	0.49%	50	10/15/12	N.A.	(168)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	16	0.49%	50	10/15/12	N.A.	(168)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	15	0.49%	46	10/15/12	N.A.	(157)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	10	0.49%	31	10/15/12	N.A.	(105)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	50	0.49%	155	11/15/12	N.A.	(524)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	35	0.49%	108	11/15/12	N.A.	(367)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	21	0.49%	65	11/15/12	N.A.	(220)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	14	0.49%	43	11/15/12	N.A.	(147)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	9	0.47%	28	11/15/12	N.A.	(94)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	38	0.49%	118	12/17/12	N.A.	(398)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	31	0.49%	96	12/17/12	N.A.	(325)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	23	0.49%	71	12/17/12	N.A.	(241)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	22	0.49%	68	12/17/12	N.A.	(230)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	19	0.49%	$59	12/17/12	N.A.	$(199)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	19	0.49%	59	12/17/12	N.A.	(199)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	18	0.49%	56	12/17/12	N.A.	(189)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	18	0.49%	56	12/17/12	N.A.	(189)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	8	0.49%	25	12/17/12	N.A.	(84)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	66	0.49%	205	1/15/13	N.A.	(691)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	21	0.56%	65	2/15/13	N.A.	(222)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	89	0.56%	276	3/15/13	N.A.	(939)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	48	0.56%	149	3/15/13	N.A.	(507)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	42	0.56%	130	3/15/13	N.A.	(443)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	38	0.56%	118	3/15/13	N.A.	(401)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	28	0.56%	87	3/15/13	N.A.	(295)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	21	0.56%	65	3/15/13	N.A.	(222)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	32	0.58%	99	4/15/13	N.A.	85
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	20	0.58%	62	4/15/13	N.A.	(462)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	70	0.58%	216	4/15/13	N.A.	319

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE
	EPRA/NAREIT					JPMorgan
	Developed Real					Chase Bank,
	Estate index	69	1.00%	$213	4/15/13	N.A.	$(126)
Receive	Russell 2000					JPMorgan
	Total Return					Chase Bank,
	index	40	0.49%	124	1/15/13	N.A.	(419)
Receive	Russell 2000					JPMorgan
	Total Return					Chase Bank,
	index	30	0.24%	113	3/15/13	N.A.	(41)
Receive	FTSE					Morgan
	EPRA/NAREIT					Stanley
	Developed Real					Capital
	Estate index	19	0.24%	59	4/15/13	Services Inc.	(597)
Receive	FTSE
	EPRA/NAREIT
	Developed Real
	Estate index	233	0.44%	722	4/16/12	UBS AG	(2,428)
Receive	FTSE
	EPRA/NAREIT
	Developed Real
	Estate index	11	0.47%	34	6/15/12	UBS AG	(115)
Receive	FTSE
	EPRA/NAREIT
	Developed Real
	Estate index	8	0.47%	25	6/15/12	UBS AG	(84)
Receive	FTSE
	EPRA/NAREIT
	Developed Real
	Estate index	33	0.44%	102	10/15/12	UBS AG	(344)
Receive	FTSE
	EPRA/NAREIT
	Developed Real
	Estate index	23	0.54%	71	2/15/13	UBS AG	(242)
Receive	Russell 2000
	Total Return
	index	476	0.24%	1,796	2/15/13	UBS AG	(543)
Receive	Russell 2000
	Total Return
	index	11	0.24%	42	2/15/13	UBS AG	(15)

							$(17,010)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,600,416 and gross unrealized depreciation of investments was $(219,813), resulting in net unrealized appreciation of $2,380,603.
(e)	An amount of U.S. $1,258,568 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

EPRA	-	European Public Real Estate Association
FTSE	-	Financial Times Stock Exchange
NAREIT	-	National Association of Real Estate Investments Trust
REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$25,409,616		$	– 0	–	$25,409,616
Common Stocks*		16,525,801		– 0	–		– 0	–	16,525,801
Investment Companies		5,590,677		8,760,445			– 0	–	14,351,122
Short-Term Investments		38,131,721		– 0	–		– 0	–	38,131,721
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund		3,068,571		– 0	–		– 0	–	3,068,571

Total Investments in Securities		63,316,770		34,170,061			– 0	–	97,486,831
Other Financial Instruments** :
Assets:
Futures Contracts		269,648		– 0	–		– 0	–	269,648
Forward Currency Exchange Contracts		– 0	–	114,501			– 0	–	114,501
Total Return Swap Contracts		– 0	–	404			– 0	–	404
Liabilities:
Futures Contracts		(255,672)		– 0	–		– 0	–	(255,672)
Forward Currency Exchange Contracts		– 0	–	(64,667)			– 0	–	(64,667)
Total Return Swap Contracts		– 0	–	(17,414)			– 0	–	(17,414)

Total		$63,330,746		$34,202,885		$	– 0	–	$97,533,631

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no significant transfers between level 1 and level 2 during the reporting period.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Information Technology - 24.5%
Communications Equipment - 4.3%
F5 Networks, Inc. (a)	12,420	$1,676,203
Juniper Networks, Inc. (a)	104,237	2,384,942
QUALCOMM, Inc.	38,590	2,624,892

		6,686,037

Computers & Peripherals - 5.3%
Apple, Inc. (a)	3,160	1,894,325
Fusion-io, Inc. (a)(b)	105,317	2,992,056
Silicon Graphics International Corp. (a)(b)	359,957	3,484,384

		8,370,765

Internet Software & Services - 6.9%
Bazaarvoice, Inc. (a)	90,065	1,789,591
Cornerstone OnDemand, Inc. (a)(b)	77,909	1,701,533
LinkedIn Corp. (a)	23,736	2,420,835
MercadoLibre, Inc.	16,620	1,625,270
Rackspace Hosting, Inc. (a)	35,932	2,076,510
Yelp, Inc. (a)(b)	47,805	1,285,476

		10,899,215

Semiconductors & Semiconductor Equipment - 3.0%
NVIDIA Corp. (a)	200,658	3,088,127
Samsung Electronics Co., Ltd.	1,465	1,652,599

		4,740,726

Software - 5.0%
Citrix Systems, Inc. (a)	21,600	1,704,456
Intuit, Inc.	27,180	1,634,334
Red Hat, Inc. (a)	31,070	1,860,782
Salesforce.com, Inc. (a)	16,920	2,614,309

		7,813,881

		38,510,624

Financials - 19.1%
Capital Markets - 4.7%
Blackstone Group LP	174,470	2,781,052
CETIP SA - Mercados Organizados	47,000	780,136
CITIC Securities Co., Ltd. (a)(b)	1,033,800	2,075,236
Greenhill & Co., Inc.	38,881	1,696,767

		7,333,191

Commercial Banks - 3.4%
BOC Hong Kong Holdings Ltd.	651,500	1,797,827
Siam Commercial Bank PCL	347,500	1,616,410
Standard Chartered PLC	78,660	1,964,270

		5,378,507

Company	Shares	U.S. $ Value
Consumer Finance - 2.2%
Green Dot Corp. (a)(b)	128,283	3,402,065

Diversified Financial Services - 1.4%
Citigroup, Inc.	59,500	2,174,725

Insurance - 1.3%
AIA Group Ltd.	534,600	1,962,579

Real Estate Investment Trusts (REITs) - 1.2%
Weyerhaeuser Co.	86,777	1,902,152

Real Estate Management & Development - 4.9%
Ciputra Development Tbk PT	21,344,000	1,685,074
Guangzhou R&F Properties Co., Ltd. (b)	1,333,200	1,626,991
Hang Lung Properties Ltd.	486,000	1,789,310
Sun Hung Kai Properties Ltd.	214,000	2,662,873

		7,764,248

		29,917,467

Consumer Discretionary - 14.2%
Automobiles - 2.1%
Tesla Motors, Inc. (a)(b)	43,137	1,606,422
Toyota Motor Corp. (Sponsored ADR)	18,820	1,633,952

		3,240,374

Diversified Consumer Services - 0.8%
New Oriental Education & Technology Group (ADR) (a)	47,280	1,298,309

Hotels, Restaurants & Leisure - 1.7%
Ctrip.com International Ltd. (ADR) (a)(b)	124,720	2,698,941

Household Durables - 1.8%
Rinnai Corp.	39,400	2,849,578

Internet & Catalog Retail - 3.6%
Amazon.com, Inc. (a)	28,020	5,674,330

Specialty Retail - 3.4%
L’Occitane International SA	1,004,000	2,393,752
Zhongsheng Group Holdings Ltd. (b)	1,513,500	2,970,002

		5,363,754

Textiles, Apparel & Luxury Goods - 0.8%
Burberry Group PLC	51,320	1,230,360

		22,355,646

Energy - 12.2%
Energy Equipment & Services - 7.3%
Halliburton Co.	109,690	3,640,611
Heckmann Corp. (a)(b)	382,920	1,650,385
Nabors Industries Ltd. (a)	152,860	2,673,521
National Oilwell Varco, Inc.	22,150	1,760,261
Saipem SpA	32,370	1,672,409

		11,397,187

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 4.9%
Cameco Corp. (b)	111,113	2,385,011
Denbury Resources, Inc. (a)	123,680	2,254,687
Kinder Morgan, Inc./Delaware (b)	39,796	1,538,115
Santos Ltd.	107,080	1,581,170

		7,758,983

		19,156,170

Health Care - 9.7%
Biotechnology - 2.8%
Cepheid, Inc. (a)	36,145	1,511,945
Genomic Health, Inc. (a)	67,114	2,054,360
Seegene, Inc. (a)	12,590	780,706

		4,347,011

Health Care Equipment & Supplies - 1.1%
Given Imaging Ltd. (a)	91,528	1,714,320

Health Care Technology - 1.0%
athenahealth, Inc. (a)(b)	21,312	1,579,645

Life Sciences Tools & Services - 4.3%
Covance, Inc. (a)	46,660	2,222,416
Illumina, Inc. (a)(b)	85,845	4,516,305

		6,738,721

Pharmaceuticals - 0.5%
Roche Holding AG	4,540	790,098

		15,169,795

Materials - 9.4%
Chemicals - 4.1%
Dow Chemical Co. (The)	44,480	1,540,787
LG Chem Ltd.	6,300	2,062,550
Monsanto Co.	19,680	1,569,677
Stella Chemifa Corp.	35,600	855,930
Umicore SA	7,810	430,462

		6,459,406

Metals & Mining - 5.3%
Freeport-McMoRan Copper & Gold, Inc.	60,930	2,317,777
Goldcorp, Inc.	40,450	1,823,282
Ivanhoe Mines Ltd./CA (a)	147,194	2,315,378
Mongolian Mining Corp. (a)	1,888,500	1,797,310

		8,253,747

		14,713,153

Industrials - 7.7%
Construction & Engineering - 1.0%
Shaw Group, Inc. (The) (a)	50,550	1,602,940

Electrical Equipment - 3.1%
A123 Systems, Inc. (a)(b)	1,199,814	1,343,792

Company	Shares		U.S. $ Value
Babcock & Wilcox Co. (The) (a)		70,790	1,822,842
Polypore International, Inc. (a)(b)		49,210	1,730,224

			4,896,858

Machinery - 2.3%
FANUC Corp.		10,900	1,952,355
Weir Group PLC (The)		59,400	1,675,628

			3,627,983

Road & Rail - 1.3%
Zipcar, Inc. (a)(b)		131,841	1,952,565

			12,080,346

Telecommunication Services - 1.4%
Wireless Telecommunication Services - 1.4%
America Movil SAB de CV Series L (ADR)		65,600	1,628,848
Tower Bersama Infrastructure Tbk PT		1,749,500	565,499

			2,194,347

Consumer Staples - 0.3%
Food Products - 0.3%
Besunyen Holdings Co., Ltd.		5,698,000	517,173

Total Common Stocks (cost $147,928,831)			154,614,721

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
Market Vectors JR Gold Miners Expiration: Jan 2013, Exercise Price: $44.63 (a)(c) (cost $1,626,045)		2,000	75,000

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.7%
Time Deposit - 0.7%
State Street Time Deposit 0.01%, 4/02/12 (cost $1,032,689)	U.S.$	1,033	1,032,689

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $150,587,565)			155,722,410

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 23.5%
Investment Companies - 23.5%
AllianceBernstein Exchange Reserves - Class I, 0.22% (d) (cost $36,793,906)		36,793,906	36,793,906

U.S. $ Value
Total Investments - 122.7% (cost $187,381,471) (e)	192,516,316
Other assets less liabilities - (22.7)%	(35,554,538)

Net Assets - 100.0%	$156,961,778

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America N.A:
Canadian Dollar settling 4/16/12	4,248	$4,139,947	$4,257,684	$117,737
Euro settling 4/16/12	6,469	8,234,067	8,628,180	394,113
Great British Pound settling 4/16/12	8,891	13,680,404	14,219,968	539,564
Citibank N.A:
Euro settling 4/16/12	2,346	3,081,710	3,129,032	47,322
Westpac Banking Corp.:
Australian Dollar settling 4/16/12	3,715	3,763,741	3,842,521	78,780
Sale Contracts
Westpac Banking Corp.:
Japanese Yen settling 4/16/12	69,323	900,942	837,627	63,315

				$1,240,831

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,378,268 and gross unrealized depreciation of investments was $(14,243,423), resulting in net unrealized appreciation of $5,134,845.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN*

March 31, 2012 (unaudited)

60.2%	United States
7.2%	China
5.3%	Hong Kong
4.7%	Japan
4.2%	Canada
3.1%	United Kingdom
2.9%	South Korea
1.5%	Luxembourg
1.4%	Indonesia
1.2%	Mongolia
1.1%	Israel
1.1%	Italy
1.0%	Mexico
4.4%	Other
0.7%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Argentina, Australia, Belgium, Brazil, Switzerland and Thailand.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$36,858,025		$1,652,599		$	– 0	–	$38,510,624
Financials	12,736,897		17,180,570			– 0	–	29,917,467
Consumer Discretionary	12,911,954		9,443,692			– 0	–	22,355,646
Energy	15,902,591		3,253,579			– 0	–	19,156,170
Health Care	13,598,991		1,570,804			– 0	–	15,169,795
Materials	9,566,901		5,146,252			– 0	–	14,713,153
Industrials	8,452,363		3,627,983			– 0	–	12,080,346
Telecommunication Services	1,628,848		565,499			– 0	–	2,194,347
Consumer Staples	– 0	–	517,173			– 0	–	517,173
Options Purchased - Calls	– 0	–	75,000			– 0	–	75,000
Short-Term Investments	– 0	–	1,032,689			– 0	–	1,032,689
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	36,793,906		– 0	–		– 0	–	36,793,906

Total Investments in Securities	148,450,476		44,065,840	+		– 0	–	192,516,316
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	1,240,831			– 0	–	1,240,831
Liabilities:	– 0	–	– 0	–		– 0	–	– 0	–

Total	$148,450,476		$45,306,671		$	– 0	–	$193,757,147

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

There were no significant transfers between level 1 and level 2 during the reporting period.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Information Technology - 31.3%
Communications Equipment - 5.0%
Cisco Systems, Inc.	60,990	$1,289,939
Juniper Networks, Inc. (a)	12,150	277,992
QUALCOMM, Inc.	39,760	2,704,475

		4,272,406

Computers & Peripherals - 8.6%
Apple, Inc. (a)	12,270	7,355,497

Internet Software & Services - 2.9%
Google, Inc.-Class A (a)	3,890	2,494,423

IT Services - 1.2%
Visa, Inc.-Class A	8,670	1,023,060

Semiconductors & Semiconductor Equipment - 6.7%
ARM Holdings PLC (Sponsored ADR)	27,240	770,620
Broadcom Corp.-Class A (a)	28,260	1,110,618
Lam Research Corp. (a)	10,060	448,877
LSI Corp. (a)	53,080	460,735
Marvell Technology Group Ltd. (a)	87,210	1,371,813
NVIDIA Corp. (a)	31,970	492,018
Xilinx, Inc.	31,630	1,152,281

		5,806,962

Software - 6.9%
Intuit, Inc.	27,030	1,625,314
Oracle Corp.	84,600	2,466,936
Red Hat, Inc. (a)	14,630	876,190
TIBCO Software, Inc. (a)	31,100	948,550

		5,916,990

		26,869,338

Consumer Discretionary - 18.2%
Auto Components - 0.6%
BorgWarner, Inc. (a)	5,600	472,304

Automobiles - 1.2%
Harley-Davidson, Inc.	21,240	1,042,459

Hotels, Restaurants & Leisure - 4.8%
Las Vegas Sands Corp.	12,600	725,382
McDonald’s Corp.	14,775	1,449,427
Starbucks Corp.	17,640	985,900
Starwood Hotels & Resorts Worldwide, Inc.	9,100	513,331
Yum! Brands, Inc.	6,700	476,906

		4,150,946

Household Durables - 0.5%
Tempur-Pedic International, Inc. (a)	5,210	439,881

Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	5,000	1,012,550

Company	Shares	U.S. $ Value
priceline.com, Inc. (a)	1,838	1,318,765

		2,331,315

Media - 2.3%
CBS Corp.-Class B	27,460	931,169
Walt Disney Co. (The)	23,890	1,045,904

		1,977,073

Specialty Retail - 2.9%
Bed Bath & Beyond, Inc. (a)	13,460	885,264
GNC Holdings, Inc.	12,420	433,334
Home Depot, Inc. (The)	23,020	1,158,136

		2,476,734

Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	15,275	1,180,452
NIKE, Inc.-Class B	7,120	772,093
PVH Corp.	8,598	768,059

		2,720,604

		15,611,316

Health Care - 15.1%
Biotechnology - 1.8%
Gilead Sciences, Inc. (a)	27,070	1,322,370
Synageva BioPharma Corp. (a) (b)	4,920	176,480

		1,498,850

Health Care Equipment & Supplies - 5.2%
Baxter International, Inc.	9,750	582,855
Covidien PLC	19,130	1,046,028
HeartWare International, Inc. (a) (b)	10,120	664,783
St Jude Medical, Inc.	8,460	374,863
Stryker Corp.	22,700	1,259,396
Volcano Corp. (a)	18,760	531,846

		4,459,771

Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	11,820	509,560
HMS Holdings Corp. (a)	15,320	478,137
Humana, Inc.	4,920	455,002
McKesson Corp.	17,180	1,507,889
Mednax, Inc. (a)	6,050	449,938
UnitedHealth Group, Inc.	21,350	1,258,369

		4,658,895

Pharmaceuticals - 2.7%
Allergan, Inc./United States	10,070	960,980
Perrigo Co.	3,010	310,963
Watson Pharmaceuticals, Inc. (a)	15,550	1,042,783

		2,314,726

		12,932,242

Company	Shares	U.S. $ Value
Energy - 10.9%
Energy Equipment & Services - 4.6%
Halliburton Co.	24,480	812,491
National Oilwell Varco, Inc.	6,105	485,164
Saipem SpA	9,625	497,280
Schlumberger Ltd.	21,575	1,508,740
Technip SA	5,475	646,514

		3,950,189

Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	8,650	677,641
EOG Resources, Inc.	6,915	768,256
Exxon Mobil Corp.	29,600	2,567,208
Noble Energy, Inc.	7,325	716,238
Occidental Petroleum Corp.	6,750	642,803

		5,372,146

		9,322,335

Industrials - 10.6%
Aerospace & Defense - 3.5%
Boeing Co. (The)	19,130	1,422,698
United Technologies Corp.	19,180	1,590,789

		3,013,487

Air Freight & Logistics - 2.0%
FedEx Corp.	3,870	355,885
United Parcel Service, Inc.-Class B	17,340	1,399,685

		1,755,570

Electrical Equipment - 2.1%
AMETEK, Inc.	15,650	759,182
Emerson Electric Co.	19,150	999,247

		1,758,429

Industrial Conglomerates - 2.1%
Danaher Corp.	32,640	1,827,840

Machinery - 0.9%
Gardner Denver, Inc.	5,420	341,568
Parker Hannifin Corp.	4,650	393,158

		734,726

		9,090,052

Consumer Staples - 7.3%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	24,290	694,694

Food & Staples Retailing - 0.3%
CVS Caremark Corp.	5,720	256,256

Food Products - 1.6%
General Mills, Inc.	13,870	547,171
Kraft Foods, Inc.-Class A	21,210	806,192

		1,353,363

Tobacco - 4.6%
Altria Group, Inc.	47,360	1,462,003

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	28,270	2,505,005

		3,967,008

		6,271,321

Financials - 3.9%
Commercial Banks - 1.1%
Wells Fargo & Co.	28,360	968,210

Diversified Financial Services - 1.5%
CME Group, Inc.-Class A	1,920	555,514
IntercontinentalExchange, Inc. (a)	5,140	706,339

		1,261,853

Insurance - 1.3%
AON Corp.	7,120	349,307
MetLife, Inc.	10,540	393,669
Prudential Financial, Inc.	6,610	419,008

		1,161,984

		3,392,047

Materials - 1.7%
Chemicals - 1.7%
Monsanto Co.	10,760	858,218
Potash Corp. of Saskatchewan, Inc.	13,190	602,651

		1,460,869

Total Common Stocks (cost $67,498,273)		84,949,520

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.9%
Time Deposit - 1.9%
State Street Time Deposit 0.01%, 4/02/12 (cost $1,642,713)	$1,643	1,642,713

Total Investments Before Security Lending Collateral for Securities Loaned - 100.9% (cost $69,140,986)		86,592,233

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.0%
Investment Companies - 1.0%
AllianceBernstein Exchange Reserves-Class I, 0.22% (c) (cost $869,040)	869,040	869,040

Company	Shares	U.S. $ Value
Total Investments - 101.9% (cost $70,010,026) (d)		87,461,273
Other assets less liabilities - (1.9)%		(1,667,060)

Net Assets - 100.0%		$85,794,213

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,059,189 and gross unrealized depreciation of investments was $(607,942), resulting in net unrealized appreciation of $17,451,247.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Growth Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$26,869,338		$	– 0	–	$	– 0	–	$26,869,338
Consumer Discretionary	15,611,316			– 0	–		– 0	–	15,611,316
Health Care	12,932,242			– 0	–		– 0	–	12,932,242
Energy	8,178,541			1,143,794			– 0	–	9,322,335
Industrials	9,090,052			– 0	–		– 0	–	9,090,052
Consumer Staples	6,271,321			– 0	–		– 0	–	6,271,321
Financials	3,392,047			– 0	–		– 0	–	3,392,047
Materials	1,460,869			– 0	–		– 0	–	1,460,869
Short-Term Investments	– 0	–		1,642,713			– 0	–	1,642,713
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	869,040			– 0	–		– 0	–	869,040

Total Investments in Securities	84,674,766			2,786,507			– 0	–	87,461,273
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$84,674,766			$2,786,507		$	– 0	–	$87,461,273

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no significant transfers between level 1 and level 2 during the reporting period.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Information Technology - 16.7%
Communications Equipment - 1.3%
Cisco Systems, Inc.	562,310	$11,892,857

Computers & Peripherals - 2.6%
Apple, Inc. (a)	41,710	25,003,894

IT Services - 2.1%
Accenture PLC	56,443	3,640,573
Amdocs Ltd. (a)	268,390	8,475,756
Global Payments, Inc.	160,410	7,614,663

		19,730,992

Semiconductors & Semiconductor Equipment - 3.7%
Lam Research Corp. (a)	177,400	7,915,588
Marvell Technology Group Ltd. (a)	1,014,948	15,965,132
Xilinx, Inc.	305,630	11,134,101

		35,014,821

Software - 7.0%
Activision Blizzard, Inc.	658,753	8,445,214
Adobe Systems, Inc. (a)	206,330	7,079,182
CA, Inc.	209,870	5,784,017
Cadence Design Systems, Inc. (a)	697,220	8,255,085
Microsoft Corp.	747,560	24,108,810
Oracle Corp.	444,970	12,975,325

		66,647,633

		158,290,197

Financials - 16.2%
Capital Markets - 1.4%
BlackRock, Inc.-Class A	28,630	5,866,287
Goldman Sachs Group, Inc. (The)	61,420	7,638,805

		13,505,092

Commercial Banks - 4.1%
Fifth Third Bancorp	255,130	3,584,576
PNC Financial Services Group, Inc.	115,620	7,456,334
Wells Fargo & Co.	808,250	27,593,655

		38,634,565

Consumer Finance - 0.6%
Capital One Financial Corp.	100,020	5,575,115

Diversified Financial Services - 4.8%
IntercontinentalExchange, Inc. (a)	90,870	12,487,356
JPMorgan Chase & Co.	705,550	32,441,189

		44,928,545

Insurance - 5.3%
ACE Ltd.	247,570	18,122,124
Axis Capital Holdings Ltd.	167,101	5,542,740
Hartford Financial Services Group, Inc.	168,500	3,551,980
MetLife, Inc.	420,262	15,696,786

Company	Shares	U.S. $ Value
Travelers Cos., Inc. (The)	125,790	7,446,768

		50,360,398

		153,003,715

Health Care - 15.4%
Biotechnology - 2.5%
Amgen, Inc.	225,932	15,361,117
Gilead Sciences, Inc. (a)	173,820	8,491,107

		23,852,224

Health Care Equipment & Supplies - 1.2%
St Jude Medical, Inc.	179,199	7,940,308
Zimmer Holdings, Inc.	56,230	3,614,464

		11,554,772

Health Care Providers & Services - 6.2%
Cardinal Health, Inc.	171,520	7,394,227
Humana, Inc.	39,594	3,661,653
McKesson Corp.	158,430	13,905,401
UnitedHealth Group, Inc.	576,400	33,973,016

		58,934,297

Pharmaceuticals - 5.5%
Abbott Laboratories	106,900	6,551,901
Forest Laboratories, Inc. (a)	164,230	5,697,139
Johnson & Johnson	103,190	6,806,412
Merck & Co., Inc.	442,839	17,005,018
Pfizer, Inc.	679,970	15,408,120

		51,468,590

		145,809,883

Industrials - 15.1%
Aerospace & Defense - 2.6%
L-3 Communications Holdings, Inc.	74,360	5,262,457
Raytheon Co.	357,050	18,845,099

		24,107,556

Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	176,640	4,605,005
Corrections Corp. of America (a)	210,770	5,756,128

		10,361,133

Construction & Engineering - 1.2%
Foster Wheeler AG (a)	290,589	6,613,806
URS Corp.	118,450	5,036,494

		11,650,300

Electrical Equipment - 1.5%
AMETEK, Inc.	134,100	6,505,191
Hubbell, Inc.-Class B	94,100	7,394,378

		13,899,569

Company	Shares	U.S. $ Value
Industrial Conglomerates - 3.3%
General Electric Co.	1,571,940	31,548,836

Machinery - 3.4%
Actuant Corp.-Class A	222,080	6,438,099
Dover Corp.	207,750	13,075,785
Gardner Denver, Inc.	205,990	12,981,490

		32,495,374

Professional Services - 1.4%
Towers Watson & Co.	198,880	13,140,001

Road & Rail - 0.6%
Norfolk Southern Corp.	91,702	6,036,743

		143,239,512

Energy - 10.4%
Energy Equipment & Services - 3.6%
Diamond Offshore Drilling, Inc. (b)	212,840	14,207,070
Helmerich & Payne, Inc.	60,740	3,276,923
National Oilwell Varco, Inc.	214,297	17,030,183

		34,514,176

Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	255,140	27,361,213
Devon Energy Corp.	117,780	8,376,514
Exxon Mobil Corp.	204,570	17,742,356
Occidental Petroleum Corp.	114,200	10,875,266

		64,355,349

		98,869,525

Consumer Discretionary - 10.3%
Automobiles - 0.8%
Harley-Davidson, Inc.	150,030	7,363,472

Internet & Catalog Retail - 1.7%
Liberty Interactive Corp. (a)	868,845	16,586,251

Media - 6.7%
Comcast Corp.-Class A	537,370	16,126,474
DISH Network Corp.-Class A	187,280	6,167,130
Liberty Media Corp.-Liberty Capital (a)	74,158	6,537,028
Scripps Networks Interactive, Inc.-Class A	294,880	14,357,707
Time Warner, Inc.	103,406	3,903,576
Viacom, Inc.-Class B	335,060	15,901,948

		62,993,863

Specialty Retail - 1.1%
Bed Bath & Beyond, Inc. (a)	96,130	6,322,470
Lowe’s Cos., Inc.	124,780	3,915,597

		10,238,067

		97,181,653

Consumer Staples - 5.9%
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	483,107	21,643,193

Company	Shares	U.S. $ Value
Kroger Co. (The)	141,878	3,437,704

		25,080,897

Food Products - 0.9%
Smithfield Foods, Inc. (a)	378,030	8,328,001

Tobacco - 2.4%
Lorillard, Inc.	112,751	14,599,000
Philip Morris International, Inc.	88,310	7,825,149

		22,424,149

		55,833,047

Materials - 2.8%
Chemicals - 0.6%
CF Industries Holdings, Inc.	29,600	5,406,440

Metals & Mining - 1.5%
Newmont Mining Corp.	281,500	14,432,505

Paper & Forest Products - 0.7%
Domtar Corp.	67,530	6,441,011

		26,279,956

Utilities - 2.5%
Electric Utilities - 0.9%
Exelon Corp.	207,380	8,131,370

Multi-Utilities - 1.6%
Ameren Corp.	258,530	8,422,908
Public Service Enterprise Group, Inc.	221,140	6,769,095

		15,192,003

		23,323,373

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	481,610	15,040,680
Verizon Communications, Inc.	185,750	7,101,223

		22,141,903

Total Common Stocks (cost $762,355,093)		923,972,764

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.8%
Time Deposit - 3.8%
State Street Time Deposit 0.01%, 4/02/12 (cost $35,286,692)	$35,287	35,286,692

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 101.4% (cost $797,641,785)		959,259,456

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.5%
Investment Companies - 1.5%
AllianceBernstein Exchange Reserves-Class I, 0.22% (c) (cost $14,419,910)	14,419,910	14,419,910

Total Investments - 102.9% (cost $812,061,695) (d)		973,679,366
Other assets less liabilities - (2.9)%		(27,124,798)

Net Assets - 100.0%		$946,554,568

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $169,120,650 and gross unrealized depreciation of investments was $(7,502,979), resulting in net unrealized appreciation of $161,617,671.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$923,972,764		$	– 0	–	$	– 0	–	$923,972,764
Short-Term Investments	– 0	–		35,286,692			– 0	–	35,286,692
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	14,419,910			– 0	–		– 0	–	14,419,910

Total Investments in Securities	938,392,674			35,286,692			– 0	–	973,679,366
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$938,392,674			$35,286,692		$	– 0	–	$973,679,366

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no significant transfers between level 1 and level 2 during the reporting period.

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 27.9%
Industrial - 12.4%
Basic - 1.2%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	66	$68,199
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		250	255,000
ArcelorMittal
6.125%, 6/01/18		280	294,198
Dow Chemical Co. (The)
4.125%, 11/15/21		85	87,443
5.25%, 11/15/41		80	82,633
7.60%, 5/15/14		81	91,717
8.55%, 5/15/19		143	187,404
International Paper Co.
7.95%, 6/15/18		196	246,289
Teck Resources Ltd.
4.75%, 1/15/22		134	141,861

			1,454,744

Capital Goods - 0.6%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		41	42,357
Owens Corning
6.50%, 12/01/16		265	294,407
Republic Services, Inc.
5.25%, 11/15/21		150	171,031
5.50%, 9/15/19		230	266,155

			773,950

Communications - Media - 2.5%
CBS Corp.
3.375%, 3/01/22		251	242,295
5.75%, 4/15/20		83	95,402
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		280	405,910
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.50%, 3/01/16		95	99,774
3.80%, 3/15/22 (a)		165	163,359
4.75%, 10/01/14		160	173,910
Interpublic Group of Cos., Inc. (The)
4.00%, 3/15/22		32	31,335
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		320	403,458
TCI Communications, Inc.
7.875%, 2/15/26		210	273,109
Time Warner Cable, Inc.
7.50%, 4/01/14		145	163,207
Time Warner Entertainment Co. LP
8.375%, 3/15/23		371	493,497
Virgin Media Secured Finance PLC
5.25%, 1/15/21		200	215,002
WPP Finance UK
8.00%, 9/15/14		315	361,154

			3,121,412

	Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 1.3%
American Tower Corp.
5.05%, 9/01/20	340	351,322
AT&T Corp.
8.00%, 11/15/31	20	28,095
AT&T, Inc.
4.45%, 5/15/21	177	195,426
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	320	302,300
Telecom Italia Capital SA
6.175%, 6/18/14	355	373,637
6.375%, 11/15/33	40	36,000
Telefonica Emisiones SAU
5.462%, 2/16/21	120	116,660
United States Cellular Corp.
6.70%, 12/15/33	195	189,701

		1,593,141

Consumer Cyclical - Automotive - 0.3%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	300	327,088

Consumer Cyclical - Entertainment - 0.8%
Time Warner, Inc.
7.625%, 4/15/31	390	499,339
Viacom, Inc.
5.625%, 9/15/19	375	433,537

		932,876

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE Series J
5.625%, 2/15/13	372	386,336

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.60%, 3/15/19	180	222,038

Consumer Non-Cyclical - 0.9%
Ahold Finance USA LLC
6.875%, 5/01/29	290	354,093
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	206	219,039
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	350	370,045
Delhaize Group SA
5.875%, 2/01/14	105	112,905
Whirlpool Corp.
8.60%, 5/01/14	55	61,708

		1,117,790

Energy - 2.4%
Anadarko Petroleum Corp.
5.95%, 9/15/16	227	261,708
6.45%, 9/15/36	124	143,543

	Principal Amount (000)	U.S. $ Value
ConocoPhillips Holding Co.
6.95%, 4/15/29	155	208,236
Encana Corp.
3.90%, 11/15/21	351	341,698
Marathon Petroleum Corp.
3.50%, 3/01/16	50	52,093
5.125%, 3/01/21	180	195,775
Nabors Industries, Inc.
9.25%, 1/15/19	254	326,067
Noble Energy, Inc.
8.25%, 3/01/19	316	396,827
Noble Holding International Ltd.
4.90%, 8/01/20	32	34,189
Phillips 66
4.30%, 4/01/22 (a)	320	325,943
Southwestern Energy Co.
4.10%, 3/15/22 (a)	88	87,230
Valero Energy Corp.
6.125%, 2/01/20	177	203,353
Weatherford International Ltd./Bermuda
5.125%, 9/15/20	95	101,068
6.00%, 3/15/18	12	13,576
9.625%, 3/01/19	190	251,805

		2,943,111

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)	335	329,975

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20	64	71,147
Hewlett-Packard Co.
4.65%, 12/09/21	162	169,474
Intel Corp.
4.80%, 10/01/41	60	63,912
Motorola Solutions, Inc.
7.50%, 5/15/25	25	29,709
Xerox Corp.
8.25%, 5/15/14	375	423,446

		757,688

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14	210	225,828
5.75%, 12/15/16	155	173,379

		399,207

Transportation - Services - 0.7%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	420	417,524
Con-way, Inc.
6.70%, 5/01/34	263	251,537
Ryder System, Inc.
5.85%, 11/01/16	116	132,042

	Principal Amount (000)		U.S. $ Value
7.20%, 9/01/15		108	125,713

			926,816

			15,286,172

Financial Institutions - 11.3%
Banking - 7.4%
Bank of America Corp.
3.875%, 3/22/17		80	80,441
5.875%, 2/07/42		298	296,394
Series L
5.65%, 5/01/18		545	581,789
Barclays Bank PLC
5.125%, 1/08/20		230	240,570
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14		450	497,240
Citigroup, Inc.
4.50%, 1/14/22		85	85,333
6.50%, 8/19/13		355	375,562
8.50%, 5/22/19		340	419,178
Compass Bank
5.50%, 4/01/20		250	241,110
DNB Bank ASA
3.20%, 4/03/17 (a)		310	311,222
Fifth Third Bancorp
3.50%, 3/15/22		121	118,229
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21		88	87,113
5.75%, 1/24/22		310	318,909
6.00%, 6/15/20		395	415,622
7.50%, 2/15/19		180	205,656
HSBC Holdings PLC
4.00%, 3/30/22		203	201,218
5.10%, 4/05/21		194	209,726
JPMorgan Chase & Co.
4.40%, 7/22/20		420	435,713
4.50%, 1/24/22		210	218,471
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		82	82,624
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		342	344,428
Morgan Stanley
5.50%, 7/24/20-7/28/21		373	364,215
6.625%, 4/01/18		295	310,639
National Capital Trust II
5.486%, 3/23/15 (a)		122	117,023
National Westminster Bank PLC
6.50%, 9/07/21	GBP	50	70,988
Nationwide Building Society
6.25%, 2/25/20 (a)	U.S.$	330	342,061
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21		240	256,883
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (a)		400	398,096
Societe Generale SA
2.50%, 1/15/14 (a)		205	202,594

	Principal Amount (000)	U.S. $ Value
Standard Chartered PLC
6.409%, 1/30/17 (a)	100	95,006
UFJ Finance Aruba AEC
6.75%, 7/15/13	240	254,717
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	190	168,861
Union Bank NA
5.95%, 5/11/16	250	272,990
Wachovia Corp.
5.50%, 5/01/13	410	430,592

		9,051,213

Finance - 0.4%
General Electric Capital Corp.
4.65%, 10/17/21	127	135,169
SLM Corp.
7.25%, 1/25/22	145	151,499
Series A
5.375%, 5/15/14	248	256,086

		542,754

Insurance - 2.5%
Allstate Corp. (The)
6.125%, 5/15/37	237	232,556
American International Group, Inc.
6.40%, 12/15/20	215	243,322
Coventry Health Care, Inc.
6.30%, 8/15/14	280	307,123
Genworth Financial, Inc.
6.515%, 5/22/18	221	228,440
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	164	202,096
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	85	87,890
5.50%, 3/30/20	200	213,739
Humana, Inc.
6.30%, 8/01/18	50	57,536
7.20%, 6/15/18	85	101,845
Lincoln National Corp.
8.75%, 7/01/19	113	143,044
Markel Corp.
7.125%, 9/30/19	200	224,710
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	110	156,097
MetLife, Inc.
7.717%, 2/15/19	109	137,523
10.75%, 8/01/39	140	192,150
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	360	455,949
XL Group PLC
5.25%, 9/15/14	110	116,523

		3,100,543

Other Finance - 0.4%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	155	156,507

	Principal Amount (000)	U.S. $ Value
ORIX Corp.
4.71%, 4/27/15	312	328,849

		485,356

REITS - 0.6%
HCP, Inc.
5.375%, 2/01/21	327	352,369
Health Care REIT, Inc.
5.25%, 1/15/22	325	339,953
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	84	86,721

		779,043

		13,958,909

Utility - 3.2%
Electric - 1.6%
Ameren Corp.
8.875%, 5/15/14	49	55,578
Constellation Energy Group, Inc.
5.15%, 12/01/20	150	165,187
FirstEnergy Corp.
Series C
7.375%, 11/15/31	310	381,630
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	260	309,061
Nisource Finance Corp.
6.80%, 1/15/19	340	402,493
Pacific Gas & Electric Co.
4.50%, 12/15/41	125	125,133
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	235	247,223
TECO Finance, Inc.
4.00%, 3/15/16	95	100,978
5.15%, 3/15/20	120	132,597
Union Electric Co.
6.70%, 2/01/19	45	55,304

		1,975,184

Natural Gas - 1.6%
DCP Midstream LLC
5.35%, 3/15/20 (a)	108	118,471
Energy Transfer Partners LP
6.70%, 7/01/18	24	27,515
7.50%, 7/01/38	336	381,567
Enterprise Products Operating LLC
5.20%, 9/01/20	55	61,427
EQT Corp.
8.125%, 6/01/19	205	239,530
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	321	317,810
4.15%, 3/01/22	89	89,805
ONEOK, Inc.
4.25%, 2/01/22	310	313,762
TransCanada PipeLines Ltd.
6.35%, 5/15/67	235	242,898

	Principal Amount (000)	U.S. $ Value
Williams Partners LP
5.25%, 3/15/20	173	190,713

		1,983,498

		3,958,682

Non Corporate Sectors - 1.0%
Agencies - Not Government Guaranteed - 1.0%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)	340	369,308
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)	360	366,300
Petrobras International Finance Co.-Pifco
5.75%, 1/20/20	275	304,645
VTB Bank OJSC Via VTB Capital SA
6.609%, 10/31/12 (a)	135	138,206

		1,178,459

Total Corporates - Investment Grades (cost $31,928,727)		34,382,222

MORTGAGE PASS-THROUGHS - 27.7%
Agency Fixed Rate 30-Year - 21.6%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39	3,064	3,250,292
Series 2005
5.50%, 1/01/35	3,473	3,805,801
Series 2007
5.50%, 7/01/35	131	144,254
Federal National Mortgage Association
3.50%, 12/01/41	1,816	1,866,381
4.00%, TBA	3,065	3,213,222
4.00%, 1/01/41	1,765	1,849,908
4.50%, TBA	1,105	1,175,271
5.50%, 5/01/38-6/01/38	1,822	1,984,814
6.00%, 5/01/31-2/01/40	2,308	2,538,375
Series 2002
7.00%, 3/01/32	18	20,771
Series 2003
5.00%, 11/01/33	134	145,024
5.50%, 4/01/33-7/01/33	466	510,799
Series 2004
5.50%, 4/01/34-11/01/34	424	464,557
6.00%, 9/01/34	236	263,051
Series 2005
4.50%, 8/01/35	412	438,197
5.00%, 10/01/35	1,079	1,167,252
5.50%, 2/01/35	515	564,688
Series 2006
5.00%, 2/01/36	218	235,370
Series 2007
4.50%, 9/01/35-8/01/37	558	593,223
5.00%, 7/01/36	159	171,737
Series 2008
6.00%, 3/01/37	1,713	1,891,369
Series 2010
6.00%, 4/01/40	313	344,731

	Principal Amount (000)	U.S. $ Value
Government National Mortgage Association
Series 1994
9.00%, 9/15/24	5	6,003

		26,645,090

Agency Fixed Rate 15-Year - 3.7%
Federal National Mortgage Association
3.00%, TBA	1,240	1,283,594
4.50%, TBA	915	979,336
4.50%, 6/01/26	2,177	2,329,904

		4,592,834

Agency ARMs - 2.4%
Federal Home Loan Mortgage Corp.
2.713%, 4/01/36 (b)	603	642,778
3.419%, 10/01/39 (b)	801	849,576
5.151%, 11/01/35 (c)	314	331,860
Series 2007
2.608%, 1/01/37 (c)	67	71,748
Federal National Mortgage Association
Series 2003
2.781%, 12/01/33 (b)	182	193,800
Series 2006
2.332%, 3/01/36 (b)	118	124,669
2.374%, 2/01/36 (b)	179	190,400
2.549%, 11/01/36 (c)	153	162,754
Series 2007
2.348%, 3/01/34 (b)	308	324,116

		2,891,701

Total Mortgage Pass-Throughs (cost $32,946,435)		34,129,625

GOVERNMENTS - TREASURIES - 20.2%
United States - 20.2%
U.S. Treasury Bonds
4.50%, 2/15/36	1,705	2,081,166
4.625%, 2/15/40	2,935	3,665,539
5.375%, 2/15/31	490	659,050
U.S. Treasury Notes
0.875%, 11/30/16	3,900	3,883,546
1.00%, 8/31/16	10,620	10,665,634
1.50%, 6/30/16	1,155	1,185,589
2.00%, 11/15/21	2,780	2,736,779

Total Governments - Treasuries (cost $24,139,792)		24,877,303

ASSET-BACKED SECURITIES - 7.7%
Autos - Fixed Rate - 3.8%
Ally Auto Receivables Trust
Series 2011-5, Class A2
0.80%, 6/16/14	490	490,480
Series 2012-1, Class A2

	Principal Amount (000)		U.S. $ Value
0.71%, 9/15/14		387	387,209
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class A2
1.19%, 8/08/15		175	175,644
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16		176	175,607
Series 2012-1, Class A3
0.89%, 9/15/16		160	159,826
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (a)		258	257,966
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	521	522,290
Ford Credit Auto Lease Trust
Series 2011-B, Class A2
0.82%, 1/15/14	U.S.$	463	463,454
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (a)		496	496,637
Series 2012-A, Class A2
0.66%, 4/15/14		388	387,989
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		285	285,062
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)		455	455,742
Volkswagen Auto Lease Trust
Series 2011-A, Class A2
1.00%, 2/20/14		367	368,339

			4,626,245

Credit Cards - Floating Rate - 1.3%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.412%, 4/17/17 (c)		735	735,727
Discover Card Master Trust
Series 2009-A1, Class A1
1.542%, 12/15/14 (c)		180	180,442
Series 2009-A2, Class A
1.542%, 2/17/15 (c)		185	185,792
Series 2010-A1, Class A1
0.892%, 9/15/15 (c)		166	166,883
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
1.055%, 2/15/17 (a)(c)		320	320,000

			1,588,844

Autos - Floating Rate - 1.0%
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.942%, 2/15/17 (a)(c)		430	443,610

	Principal Amount (000)	U.S. $ Value
Series 2012-1, Class A
0.712%, 1/15/16 (c)	643	644,967
Navistar Financial Dealer Note Master Trust
Series 2011-1, Class A
1.399%, 10/25/16 (a)(c)	183	184,652

		1,273,229

Other ABS - Fixed Rate - 0.7%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	280	280,573
Series 2012-A, Class A3
0.94%, 5/15/17	241	241,451
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	155	155,580
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)	202	202,083

		879,687

Other ABS - Floating Rate - 0.4%
GE Dealer Floorplan Master Note Trust
Series 2012-1, Class A
0.812%, 2/20/17 (c)	480	482,083

Home Equity Loans - Fixed Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.369%, 12/25/32	71	63,120
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	65	59,382
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	153	138,315

		260,817

Credit Cards - Fixed Rate - 0.2%
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17	224	223,544

Home Equity Loans - Floating Rate - 0.1%
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.502%, 1/20/35 (c)	90	82,911
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.602%, 3/25/37 (c)(d)	134	364

		83,275

Total Asset-Backed Securities (cost $9,578,147)		9,417,724

	Principal Amount (000)	U.S. $ Value
AGENCIES - 6.7%
Agency Debentures - 6.7%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22	1,606	1,576,578
Federal National Mortgage Association
0.272%, 9/17/12 (c)	1,560	1,560,868
6.25%, 5/15/29	1,670	2,266,721
6.625%, 11/15/30	80	113,508
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20	3,365	2,761,137

Total Agencies (cost $7,917,632)		8,278,812

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.0%
Non-Agency Fixed Rate CMBS - 6.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47	455	504,798
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.241%, 4/10/37	235	164,962
Series 2007-GG9, Class A4
5.444%, 3/10/39	585	643,746
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	300	323,665
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44	545	604,339
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)	269	277,193
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.281%, 6/15/29	830	894,594
Series 2006-C1, Class A4
5.156%, 2/15/31	1,240	1,379,594
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	431	437,787
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A2
5.291%, 7/12/46	690	707,232
Series 2006-4, Class AM
5.204%, 12/12/49	285	279,888
Series 2007-9, Class A4
5.70%, 9/12/49	1,105	1,208,373

Total Commercial Mortgage-Backed Securities (cost $6,746,640)		7,426,171

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
Indonesia - 0.3%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		360	377,100

Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (a)		212	241,016

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		420	468,206

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		310	309,331

Total Quasi-Sovereigns (cost $1,297,130)			1,395,653

CORPORATES - NON-INVESTMENT GRADES - 1.1%
Industrial - 0.6%
Capital Goods - 0.3%
Ball Corp.
5.00%, 3/15/22		195	195,488
BE Aerospace, Inc.
5.25%, 4/01/22		190	191,900

			387,388

Consumer Cyclical - Entertainment - 0.0%
Greektown Holdings LLC
10.75%, 12/01/13 (d)(e)(f)		55	0

Consumer Cyclical - Other - 0.2%
Host Hotels & Resorts LP
5.25%, 3/15/22 (a)		125	124,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (a)		190	186,200

			310,575

Consumer Non-Cyclical - 0.0%
Voyager Learning Exchange
8.375%, 12/01/14 (d)(e)(f)		70	0

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		78	79,560

			777,523

Financial Institutions - 0.4%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	125	126,285

	Principal Amount (000)		U.S. $ Value
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	175	150,447

			276,732

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (e)		75	22,406
7.875%, 11/01/09 (e)		43	12,578

			34,984

Insurance - 0.2%
XL Group PLC
Series E
6.50%, 4/15/17		240	202,200

			513,916

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22		98	98,613

Total Corporates - Non-Investment Grades (cost $1,273,655)			1,390,052

GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		70	81,618

United Kingdom - 0.7%
Royal Bank of Scotland PLC (The)
2.625%, 5/11/12 (a)		895	896,594

Total Governments - Sovereign Agencies (cost $966,370)			978,212

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Non-Agency Fixed Rate - 0.3%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.288%, 5/25/35		185	163,182
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.396%, 5/25/36		148	69,298
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.705%, 7/25/36		316	176,424

			408,904

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.159%, 12/25/35 (c)		86	50,907

	Principal Amount (000)	U.S. $ Value
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.859%, 2/25/47 (c)	262	145,814

		196,721

Non-Agency ARMs - 0.2%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.52%, 3/25/36 (c)	298	187,830

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.732%, 5/28/35	50	36,886

Total Collateralized Mortgage Obligations (cost $1,345,087)		830,341

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Indonesia - 0.3%
Republic of Indonesia
5.25%, 1/17/42 (a)	350	365,750

Qatar - 0.3%
State of Qatar
4.50%, 1/20/22 (a)	360	375,660

Total Governments - Sovereign Bonds (cost $699,857)		741,410

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
California GO
7.625%, 3/01/40 (cost $413,429)	405	527,496

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Finance - 0.1%
Citigroup Capital XII
8.50%	7,000	179,156

REITS - 0.1%
Sovereign Real Estate Investment Trust
12.00% (a)	93	108,748

Total Preferred Stocks (cost $262,659)		287,904

COMMON STOCKS - 0.0%
Greektown Superholdings, Inc. (d)(f)(g) (cost $4)	41	2,460

Company	Shares		U.S. $ Value
WARRANTS - 0.0%
Talon Equity Co., expiring 11/15/24 (d)(g) (cost $0)		47	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.9%
Time Deposit - 2.9%
State Street Time Deposit 0.01%, 4/02/12 (cost $3,575,347)	U.S.$	3,575	3,575,347

Total Investments - 104.0% (cost $123,090,911) (h)			128,240,732
Other assets less liabilities - (4.0)% (i)			(4,967,250)

Net Assets - 100.0%			$123,273,482

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr Futures	12	June 2012	$1,472,458	$1,470,469	$(1,989)
Sold Contracts
U.S. T-Note 2 Yr Futures	15	June 2012	3,303,747	3,302,109	1,638

					$(351)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Indian Rupee settling 4/30/12 (1)	32,997	$638,983	$644,629	$5,646
BNP Paribas SA:
Australian Dollar settling 4/19/12	1,206	1,264,772	1,246,825	(17,947)
Credit Suisse London Branch (GFX):
South African Rand settling 5/14/12	4,951	635,706	641,554	5,848
Goldman Sachs International:
New Zealand Dollar settling 4/19/12 (2)	769	631,409	628,925	(2,484)
Royal Bank of Canada:
Canadian Dollar settling 4/03/12	1,989	2,001,562	1,994,098	(7,464)
Royal Bank of Scotland PLC:
Mexican Peso settling 4/27/12	8,370	650,745	652,668	1,923

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
UBS AG:
Norwegian Krone settling 5/23/12	7,057	$1,234,523	$1,236,843	$2,320
Sale Contracts
Barclays Bank PLC Wholesale:
Canadian Dollar settling 5/15/12	1,222	1,224,202	1,223,866	336
Citibank N.A.:
Japanese Yen settling 5/11/12	51,118	613,729	617,792	(4,063)
Goldman Sachs International:
Australian Dollar settling 4/19/12 (2)	600	631,409	619,874	11,535
HSBC BankUSA:
Canadian Dollar settling 4/03/12	3,211	3,249,451	3,218,993	30,458
Morgan Stanley And Co Inc:
Euro settling 5/10/12	2,489	3,320,217	3,320,148	69
State Street Bank and Trust Co.:
Great British Pound settling 5/10/12	59	93,513	93,676	(163)

				$26,014

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.
(2)	Represents a cross currency of Australian Dollar and New Zealand Dollar.

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$1,390	1/30/17	1.059%	3 Month LIBOR	$10,806
JPMorgan Chase Bank, N.A.	1,520	2/7/22	2.042%	3 Month LIBOR	28,819

					$39,625

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate market value of these securities amounted to $13,401,493 or 10.9% of net assets.
(b)	Variable rate coupon, rate shown as of March 31, 2012.
(c)	Floating Rate Security. Stated interest rate was in effect at March 31, 2012.
(d)	Illiquid security.
(e)	Security is in default and is non-income producing.
(f)	Fair valued.
(g)	Non-income producing security.
(h)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,230,315 and gross unrealized depreciation of investments was $(1,080,494), resulting in net unrealized appreciation of $5,149,821.
(i)	An amount of U.S. $4,125 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$34,382,222		$	– 0	–	$34,382,222
Mortgage Pass-Throughs		– 0	–	34,129,625			– 0	–	34,129,625
Governments - Treasuries		– 0	–	24,877,303			– 0	–	24,877,303
Asset-Backed Securities		– 0	–	7,711,862			1,705,862		9,417,724
Agencies		– 0	–	8,278,812			– 0	–	8,278,812
Commercial Mortgage-Backed Securities		– 0	–	5,772,948			1,653,223		7,426,171
Quasi-Sovereigns		– 0	–	1,395,653			– 0	–	1,395,653
Corporates - Non-Investment Grades		– 0	–	1,390,052			– 0	–^	1,390,052
Governments - Sovereign Agencies		– 0	–	978,212			– 0	–	978,212
Collateralized Mortgage Obligations		– 0	–	– 0	–		830,341		830,341
Governments - Sovereign Bonds		– 0	–	741,410			– 0	–	741,410
Local Governments - Municipal Bonds		– 0	–	527,496			– 0	–	527,496
Preferred Stocks		179,156		108,748			– 0	–	287,904
Common Stocks		– 0	–	– 0	–		2,460		2,460
Warrants		– 0	–	– 0	–		– 0	–^	– 0	–
Short-Term Investments		– 0	–	3,575,347			– 0	–	3,575,347

Total Investments in Securities		179,156		123,869,690			4,191,886		128,240,732
Other Financial Instruments* :
Assets:
Futures Contracts		1,638		– 0	–		– 0	–	1,638
Forward Currency Exchange Contracts		– 0	–	58,135			– 0	–	58,135
Interest Rate Swap Contracts		– 0	–	39,625			– 0	–	39,625
Liabilities:
Futures Contracts		(1,989)		– 0	–		– 0	–	(1,989)
Forward Currency Exchange Contracts		– 0	–	(32,121)			– 0	–	(32,121)

Total		$178,805		$123,935,329			$4,191,886		$128,306,020

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no significant transfers between level 1 and level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Corporates - Non- Investment Grades^
Balance as of 12/31/11	$1,028,906		$1,587,514		$	– 0	–
Accrued discounts/(premiums)	37		6,945			– 0	–
Realized gain (loss)	(21,532)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	44,275		58,764			– 0	–
Purchases	721,114		– 0	–		– 0	–
Sales	(66,938)		– 0	–		– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 3/31/12	$1,705,862		$1,653,223		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$44,275		$58,764		$	– 0	–

	Collateralized Mortgage Obligations		Common Stocks		Warrants^
Balance as of 12/31/11	$776,784		$2,870		$	– 0	–
Accrued discounts/(premiums)	2		– 0	–		– 0	–
Realized gain (loss)	(76,472)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	126,477		(410)			– 0	–
Purchases	– 0	–	– 0	–		– 0	–
Sales	(31,874)		– 0	–		– 0	–
Transfers in to Level 3	35,424		– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 3/31/12	$830,341		$2,460		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$61,098		$(410)		$	– 0	–

	Total
Balance as of 12/31/11	$3,396,074
Accrued discounts/(premiums)	6,984
Realized gain (loss)	(98,004)
Change in unrealized appreciation/depreciation	229,106
Purchases	721,114
Sales	(98,812)
Transfers in to Level 3	35,424
Transfers out of Level 3	– 0	–

Balance as of 3/31/12	$4,191,886

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$163,727

^	The Portfolio held a security with zero market value at period end.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at March 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 3/31/2012	Valuation Technique	Unobservable Input	Range

Asset-backed Securities	$1,705,862	Discounted Cash Flow	Loss Severity	0-99
			Constant Prepayment Rate	0-15% CPP
			Probability of Default	0-11 CDR
			Yield	0.67241-11
		Consensus Pricing	Offered Quotes	100.132312
Commercial Mortgage-Backed Securities	$1,653,223	Discounted Cash Flow	Yield	3.706-17.002
			Spread over Treasury	238-1611

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the dealer quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized dealers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the dealers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including CPR, Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged. In the future, as markets become more liquid and thus typically more observable, it is possible that these markets may be adjusted to Level 2.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 20.2%
Capital Markets - 4.6%
Aberdeen Asset Management PLC	323,940	$1,331,813
Azimut Holding SpA	77,625	843,330
Man Group PLC	617,612	1,333,792
Partners Group Holding AG	20,063	3,914,099
		7,423,034
Commercial Banks - 8.1%
Bangkok Bank PCL (NVDR)	181,900	1,092,042
Bank Rakyat Indonesia Persero Tbk PT	1,000,000	762,112
Chongqing Rural Commercial Bank (a)(b)	166,000	79,391
HDFC Bank Ltd.	80,230	813,225
HSBC Holdings PLC	136,311	1,210,743
Industrial & Commercial Bank of China-Class H	2,948,255	1,901,867
Itausa-Investimentos Itau SA (Preference Shares)	259,214	1,597,501
Sberbank of Russia (Sponsored ADR) (b)	77,192	1,033,601
Standard Chartered PLC	110,747	2,765,535
United Overseas Bank Ltd. (a)	114,000	1,664,853
		12,920,870
Consumer Finance - 0.2%
Muthoot Finance Ltd. (b)	144,060	356,445
Diversified Financial Services - 2.4%
Deutsche Boerse AG	21,550	1,451,031
FirstRand Ltd.	288,750	893,578
IG Group Holdings PLC	196,448	1,414,488
		3,759,097
Insurance - 4.0%
AIA Group Ltd.	872,200	3,201,948
Prudential PLC	271,910	3,258,139
		6,460,087
Real Estate Management & Development - 0.4%
BR Malls Participacoes SA	50,100	652,923
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp.	56,990	754,190
		32,326,646
Consumer Staples - 13.0%
Beverages - 3.3%
Anheuser-Busch InBev NV	54,852	3,994,803
Cia de Bebidas das Americas (Preference Shares)	30,648	1,268,431
		5,263,234
Food & Staples Retailing - 1.0%
Olam International Ltd.	492,262	925,079
Raia Drogasil SA	60,500	588,280
		1,513,359

Company	Shares	U.S. $ Value
Food Products - 4.3%
Danone	32,216	2,247,247
Nestle SA	73,932	4,651,547
		6,898,794
Household Products - 1.2%
Reckitt Benckiser Group PLC	33,910	1,918,560
Tobacco - 3.2%
British American Tobacco PLC	101,797	5,127,982
		20,721,929
Consumer Discretionary - 12.8%
Automobiles - 2.4%
Nissan Motor Co., Ltd.	206,800	2,223,520
Volkswagen AG (Preference Shares)	8,809	1,549,176
		3,772,696
Distributors - 0.9%
Li & Fung Ltd.	600,000	1,373,136
Diversified Consumer Services - 0.2%
Estacio Participacoes SA	28,600	308,647
Hotels, Restaurants & Leisure - 0.5%
Ajisen China Holdings Ltd. (a)	365,500	483,038
Shangri-La Asia Ltd.	162,500	355,670
		838,708
Internet & Catalog Retail - 0.7%
Rakuten, Inc.	1,072	1,123,673
Media - 2.0%
Eutelsat Communications	14,614	540,517
Informa PLC	119,373	843,639
Naspers Ltd.	16,300	917,061
SES SA (FDR)	38,464	954,650
		3,255,867
Multiline Retail - 0.4%
Golden Eagle Retail Group Ltd. (a)	233,000	593,856
Specialty Retail - 4.1%
Belle International Holdings Ltd.	805,000	1,444,604
Fast Retailing Co., Ltd.	6,100	1,399,532
Hennes & Mauritz AB-Class B	36,710	1,327,041
Yamada Denki Co., Ltd.	16,020	1,006,145
Zhongsheng Group Holdings Ltd. (a)	741,500	1,455,075
		6,632,397
Textiles, Apparel & Luxury Goods - 1.6%
Cie Financiere Richemont SA	33,745	2,115,149
Trinity Ltd.	574,000	472,303
		2,587,452
		20,486,432

Company	Shares	U.S. $ Value
Information Technology - 11.6%
Communications Equipment - 0.6%
ZTE Corp.-Class H (a)	348,400	936,952
Electronic Equipment, Instruments & Components - 0.6%
Murata Manufacturing Co., Ltd. (a)	17,400	1,038,154
Internet Software & Services - 3.2%
Baidu, Inc./China (Sponsored ADR) (b)	13,440	1,959,149
Mail.ru Group Ltd. (GDR) (b)(c)	27,180	1,071,805
Tencent Holdings Ltd.	76,000	2,123,458
		5,154,412
Semiconductors & Semiconductor Equipment - 4.8%
ARM Holdings PLC	142,635	1,345,689
ASML Holding NV	39,237	1,965,826
Samsung Electronics Co., Ltd.	3,850	4,343,008
		7,654,523
Software - 2.4%
SAP AG	34,847	2,433,911
Temenos Group AG (b)	75,639	1,400,953
		3,834,864
		18,618,905
Energy - 10.8%
Energy Equipment & Services - 3.7%
Saipem SpA	39,255	2,028,125
Schlumberger Ltd.	28,560	1,997,201
Technip SA	15,930	1,881,090
		5,906,416
Oil, Gas & Consumable Fuels - 7.1%
Adaro Energy Tbk PT	2,984,500	630,552
Afren PLC (b)	786,433	1,681,427
BG Group PLC	144,314	3,346,161
China Shenhua Energy Co., Ltd.-Class H	321,500	1,357,805
NovaTek OAO (Sponsored GDR) (c)	8,533	1,156,221
Tullow Oil PLC	50,908	1,244,274
Ultrapar Participacoes SA	85,600	1,875,702
		11,292,142
		17,198,558
Industrials - 10.8%
Aerospace & Defense - 0.7%
Safran SA	29,120	1,070,202
Construction & Engineering - 0.9%
Samsung Engineering Co., Ltd.	6,630	1,416,976
Electrical Equipment - 0.9%
Schneider Electric SA	23,320	1,525,613
Industrial Conglomerates - 0.9%
Bidvest Group Ltd.	61,128	1,435,344

Company	Shares	U.S. $ Value
Machinery - 4.2%
FANUC Corp.	16,800	3,009,134
Komatsu Ltd.	76,200	2,191,090
Weir Group PLC (The)	51,754	1,459,940
		6,660,164
Professional Services - 1.5%
Experian PLC	152,688	2,381,730
Road & Rail - 0.8%
All America Latina Logistica SA	255,500	1,266,688
Trading Companies & Distributors - 0.9%
Wolseley PLC	37,640	1,438,107
		17,194,824
Materials - 10.2%
Chemicals - 4.1%
Croda International PLC	46,420	1,563,419
Israel Chemicals Ltd.	165,280	1,909,464
Linde AG	10,710	1,921,214
Potash Corp. of Saskatchewan, Inc.	26,300	1,200,764
		6,594,861
Containers & Packaging - 0.9%
Klabin SA (Preference Shares)	298,900	1,381,969
Metals & Mining - 5.2%
African Minerals Ltd. (a)(b)	168,200	1,490,612
Antofagasta PLC	63,530	1,174,017
First Quantum Minerals Ltd.	86,440	1,648,292
Goldcorp, Inc.	40,840	1,840,861
Rio Tinto PLC	13,390	742,170
ThyssenKrupp AG	21,810	542,946
Xstrata PLC	56,500	967,949
		8,406,847
		16,383,677
Health Care - 7.1%
Health Care Equipment & Supplies - 0.4%
Elekta AB	12,190	617,057
Health Care Providers & Services - 0.7%
Fresenius Medical Care AG & Co. KGaA	15,145	1,072,113
Pharmaceuticals - 6.0%
Aspen Pharmacare Holdings Ltd. (b)	67,046	1,035,660
Bayer AG	15,497	1,089,886
Mitsubishi Tanabe Pharma Corp.	48,000	675,904
Novo Nordisk A/S-Class B (a)	13,151	1,826,143
Pharmstandard OJSC (GDR) (b)(c)	26,500	470,110
Sanofi	24,430	1,895,561
Shire PLC	71,913	2,300,956

Company	Shares		U.S. $ Value
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)		9,200	414,552
			9,708,772
			11,397,942
Utilities - 1.4%
Multi-Utilities - 1.4%
National Grid PLC		221,410	2,231,561
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.2%
Ziggo NV (b)		8,860	276,390
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L (ADR)		41,800	1,037,894
MTN Group Ltd.		47,083	830,229
			1,868,123
			2,144,513
Total Common Stocks (cost $137,410,878)			158,704,987
WARRANTS - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (b)(c) (cost $942,268)		280,920	1,084,632

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
State Street Time Deposit 0.01%, 4/02/12 (cost $418,358)	U.S.$	418	418,358
Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $138,771,504)			160,207,977

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 3.0%
Investment Companies - 3.0%
AllianceBernstein Exchange Reserves - Class I, 0.22% (d) (cost $4,817,578)		4,817,578	4,817,578

U.S. $ Value
Total Investments - 103.1% (cost $143,589,082) (e)	165,025,555
Other assets less liabilities - (3.1)%	(4,993,187)
Net Assets - 100.0%	$160,032,368

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America N A:
Canadian Dollar settling 5/15/12	665	$667,551	$666,127	$(1,424)
Barclays Bank PLCWholselale:
New Zealand Dollar settling 5/15/12	957	750,030	781,355	31,325
Citibank N A:
Australian Dollar settling 5/15/12	8,255	8,839,248	8,510,765	(328,483)
Credit Suisse London Branch (GFX):
Swedish Krona settling 5/15/12	2,707	405,053	408,484	3,431
Swiss Franc settling 5/15/12	2,153	2,373,370	2,386,227	12,857
Goldman Sachs International:
Euro settling 5/15/12	9,329	12,380,563	12,444,510	63,947
HSBC BankUSA:
Norwegian Krone settling 5/15/12	25,387	4,386,940	4,450,781	63,841
Swiss Franc settling 5/15/12	2,021	2,237,253	2,239,928	2,675
Royal Bank of Scotland PLC:
Australian Dollar settling 5/15/12	381	401,239	392,805	(8,434)
Norwegian Krone settling 5/15/12	20,140	3,512,830	3,530,891	18,061
Swedish Krona settling 5/15/12	32,889	4,928,963	4,962,916	33,953
Standard Chartered Bank:
Australian Dollar settling 5/15/12	1,860	1,977,136	1,917,628	(59,508)
Great British Pound settling 5/15/12	2,641	4,133,323	4,223,118	89,795
UBS AG:
Japanese Yen settling 5/15/12	589,075	7,667,901	7,119,534	(548,367)
Swedish Krona settling 5/15/12	18,022	2,698,106	2,719,501	21,395
Westpac Banking Corp.:
Australian Dollar settling 5/15/12	4,857	4,943,552	5,007,485	63,933
New Zealand Dollar settling 5/15/12	497	395,259	405,782	10,523
New Zealand Dollar settling 5/15/12	8,065	6,690,119	6,584,766	(105,353)
Sale Contracts
BNP Paribas SA:
Japanese Yen settling 5/15/12	214,002	2,607,196	2,586,418	20,778
Citibank N A:
Japanese Yen settling 5/15/12	397,705	4,958,897	4,806,645	152,252
Swiss Franc settling 5/15/12	5,219	5,724,182	5,784,356	(60,174)
Credit Suisse London Branch (GFX):
Canadian Dollar settling 5/15/12	665	664,302	666,127	(1,825)
Canadian Dollar settling 5/15/12	3,760	3,756,056	3,766,373	(10,317)
Goldman Sachs International:
Australian Dollar settling 5/15/12	3,413	3,506,875	3,518,745	(11,870)
Euro settling 5/15/12	4,923	6,520,907	6,567,083	(46,176)
Swiss Franc settling 5/15/12	3,397	3,721,353	3,764,985	(43,632)
Royal Bank of Canada:
Great British Pound settling 5/15/12	2,604	4,140,438	4,163,953	(23,515)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC:
Euro settling 5/15/12	7,472	$9,879,329	$9,967,347	$(88,018)
Great British Pound settling 5/15/12	1,070	1,631,001	1,710,995	(79,994)
New Zealand Dollar settling 5/15/12	5,455	4,421,823	4,453,800	(31,977)
Standard Chartered Bank:
Great British Pound settling 5/15/12	282	442,458	450,935	(8,477)
State Street Bank and Trust Company:
Great British Pound settling 5/15/12	7,374	11,694,427	11,791,471	(97,044)
UBS AG:
Euro settling 5/15/12	1,443	1,861,037	1,924,904	(63,867)
Japanese Yen settling 5/15/12	191,370	2,361,179	2,312,890	48,289
Japanese Yen settling 5/15/12	67,160	828,640	811,693	16,947
				$(964,453)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate market value of these securities amounted to $3,782,768 or 2.4% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,201,862 and gross unrealized depreciation of investments was $(7,765,389), resulting in net unrealized appreciation of $21,436,473.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

COUNTRY BREAKDOWN *

March 31, 2012 (unaudited)

26.6%	United Kingdom
7.9%	Japan
7.5%	Switzerland
7.4%	China
6.3%	France
6.3%	Germany
5.6%	Brazil
3.7%	Hong Kong
3.6%	South Korea
3.2%	South Africa
2.9%	Canada
2.5%	Belgium
2.3%	Russia
13.9%	Other
0.3%	Short-Term
100.0%	Total Investments

*	All data are as of March 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Denmark, India, Indonesia, Israel, Italy, Mexico, Netherlands, Singapore, Sweden, Taiwan, Thailand and United States.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$2,250,424		$30,076,222		$	– 0	–	$32,326,646
Consumer Staples	1,856,711		18,865,218			– 0	–	20,721,929
Consumer Discretionary	308,647		20,177,785			– 0	–	20,486,432
Information Technology	2,660,570		15,958,335			– 0	–	18,618,905
Energy	5,029,124		12,169,434			– 0	–	17,198,558
Industrials	1,266,688		15,928,136			– 0	–	17,194,824
Materials	6,071,886		10,311,791			– 0	–	16,383,677
Health Care	884,662		10,513,280			– 0	–	11,397,942
Utilities	– 0	–	2,231,561			– 0	–	2,231,561
Telecommunication Services	1,314,284		830,229			– 0	–	2,144,513
Warrants	– 0	–	– 0	–		1,084,632		1,084,632
Short-Term Investments	– 0	–	418,358			– 0	–	418,358
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	4,817,578		– 0	–		– 0	–	4,817,578

Total Investments in Securities	26,460,574		137,480,349+			1,084,632		165,025,555
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	654,002			– 0	–	654,002
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,618,455)			– 0	–	(1,618,455)

Total	$26,460,574		$136,515,896			$1,084,632		$164,061,102

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

There were no significant transfers between level 1 and level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Warrants		Total
Balance as of 12/31/11	$765,226		$765,226
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	319,406		319,406
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/12	$1,084,632		$1,084,632

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$319,406		$319,406

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Financials - 22.3%
Capital Markets - 2.4%
Deutsche Bank AG	282,060	$14,043,511
Macquarie Group Ltd.	474,180	14,345,410

		28,388,921

Commercial Banks - 11.6%
Australia & New Zealand Banking Group Ltd.	284,200	6,856,104
Banco do Brasil SA	547,900	7,788,767
Barclays PLC	3,014,970	11,361,787
BNP Paribas SA	343,759	16,352,668
HSBC Holdings PLC	1,122,656	9,971,669
KB Financial Group, Inc.	236,461	8,670,764
KBC Groep NV	211,270	5,313,676
Lloyds Banking Group PLC (a)	17,581,940	9,461,392
Mitsubishi UFJ Financial Group, Inc. (b)	2,537,000	12,731,595
National Australia Bank Ltd.	762,000	19,452,413
Societe Generale SA	371,564	10,902,733
Sumitomo Mitsui Financial Group, Inc.	412,200	13,642,882
Turkiye Is Bankasi-Class C	1,198,100	2,955,643
Turkiye Vakiflar Bankasi Tao-Class D	2,365,592	4,490,674

		139,952,767

Diversified Financial Services - 2.0%
ING Groep NV (a)	1,913,520	15,935,901
ORIX Corp. (b)	87,130	8,371,077

		24,306,978

Insurance - 5.5%
Aegon NV (a)	1,745,490	9,702,297
Allianz SE	163,080	19,463,847
Aviva PLC	1,122,900	5,960,123
Legal & General Group PLC	5,584,595	11,680,329
Muenchener Rueckversicherungs AG	86,910	13,106,113
Suncorp Group Ltd.	728,160	6,351,007

		66,263,716

Real Estate Management & Development - 0.8%
Evergrande Real Estate Group Ltd. (b)	9,557,000	5,108,296
New World Development Co., Ltd. (b)	4,248,000	5,115,006

		10,223,302

		269,135,684

Energy - 13.2%
Energy Equipment & Services - 0.7%
Seadrill Ltd.	242,570	9,108,496

Oil, Gas & Consumable Fuels - 12.5%
BP PLC	6,146,720	45,776,372
China Petroleum & Chemical Corp.-Class H	5,186,000	5,639,738
ENI SpA	637,800	14,946,935
Gazprom OAO (Sponsored ADR)	952,200	11,778,714
JX Holdings, Inc.	1,426,000	8,897,109
LUKOIL OAO (London) (Sponsored ADR)	104,530	6,355,424

Company	Shares	U.S. $ Value
Nexen, Inc. (Toronto)	522,378	9,578,719
Petroleo Brasileiro SA (Sponsored ADR)	357,600	9,140,256
PTT PCL	529,300	6,073,653
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	918,691	32,187,077

		150,373,997

		159,482,493

Consumer Discretionary - 12.7%
Auto Components - 3.1%
Bridgestone Corp.	293,500	7,177,713
Faurecia	97,756	2,637,689
GKN PLC	3,178,130	10,484,441
Magna International, Inc.-Class A	195,260	9,310,307
NGK Spark Plug Co., Ltd.	323,000	4,645,138
Sumitomo Rubber Industries Ltd.	229,900	3,084,361

		37,339,649

Automobiles - 6.4%
Bayerische Motoren Werke AG	110,300	9,922,188
Honda Motor Co., Ltd.	110,100	4,240,412
Kia Motors Corp.	80,950	5,311,945
Mazda Motor Corp. (a)(b)	5,140,000	9,104,753
Nissan Motor Co., Ltd.	1,915,200	20,592,291
Renault SA	198,450	10,467,371
Volkswagen AG (Preference Shares)	95,970	16,877,562

		76,516,522

Distributors - 0.2%
Jardine Cycle & Carriage Ltd.	58,000	2,231,302

Household Durables - 1.7%
Sharp Corp./Japan (b)	1,674,000	12,329,960
Sony Corp.	404,500	8,461,358

		20,791,318

Leisure Equipment & Products - 0.3%
Namco Bandai Holdings, Inc.	276,300	4,008,190

Media - 0.3%
Informa PLC	508,000	3,590,162

Specialty Retail - 0.2%
Shimamura Co., Ltd.	25,100	2,818,805

Textiles, Apparel & Luxury Goods - 0.5%
Yue Yuen Industrial Holdings Ltd.	1,675,500	5,892,459

		153,188,407

Materials - 11.3%
Chemicals - 3.5%
Agrium, Inc. (Toronto)	118,510	10,228,609
Air Water, Inc.	136,000	1,765,366
Koninklijke DSM NV	316,269	18,308,991
Mitsubishi Gas Chemical Co., Inc.	733,000	4,932,064
OCI Co., Ltd. (b)	18,170	3,702,614

Company	Shares	U.S. $ Value
Ube Industries Ltd./Japan	1,168,000	3,193,098

		42,130,742

Construction Materials - 0.4%
Taiheiyo Cement Corp. (b)	2,229,000	4,968,180

Metals & Mining - 7.4%
Anglo American PLC	257,000	9,633,251
Dowa Holdings Co., Ltd. (b)	494,000	3,314,149
Exxaro Resources Ltd.	180,700	4,678,350
Goldcorp, Inc.	101,970	4,596,292
JFE Holdings, Inc.	247,800	5,387,661
KGHM Polska Miedz SA	142,420	6,566,572
OneSteel Ltd. (b)	2,470,880	3,191,924
Rio Tinto PLC	334,840	18,559,241
ThyssenKrupp AG	448,510	11,165,376
Vale SA (Sponsored ADR) (Local Preference Shares)	598,510	13,580,192
Xstrata PLC	478,350	8,195,020

		88,868,028

		135,966,950

Health Care - 8.3%
Pharmaceuticals - 8.3%
AstraZeneca PLC	825,830	36,706,674
GlaxoSmithKline PLC	796,260	17,801,042
Novartis AG	369,890	20,476,237
Otsuka Holdings Co., Ltd.	161,600	4,790,560
Roche Holding AG	113,760	19,797,689

		99,572,202

Telecommunication Services - 7.8%
Diversified Telecommunication Services - 4.6%
Chorus Ltd. (a)(b)	17,644	53,002
Nippon Telegraph & Telephone Corp.	551,900	25,014,384
Telecom Italia SpA (ordinary shares)	11,258,700	13,401,189
Telecom Italia SpA (savings shares)	7,794,800	7,653,904
Vivendi SA	512,000	9,402,172

		55,524,651

Wireless Telecommunication Services - 3.2%
NTT DoCoMo, Inc. (b)	7,424	12,346,850
Vodafone Group PLC	9,728,575	26,834,759

		39,181,609

		94,706,260

Information Technology - 6.4%
Computers & Peripherals - 1.6%
Fujitsu Ltd.	2,073,000	11,004,687
Pegatron Corp.	1,621,000	2,537,402
Wistron Corp.	3,564,560	5,399,301

		18,941,390

Electronic Equipment, Instruments & Components - 1.1%
AU Optronics Corp.	10,198,990	4,694,555

Company	Shares	U.S. $ Value
LG Display Co., Ltd. (a)	335,990	7,879,238

		12,573,793

Office Electronics - 0.8%
Konica Minolta Holdings, Inc.	1,134,000	10,006,116

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Semiconductor Engineering, Inc.	9,096,211	9,231,450
GCL-Poly Energy Holdings Ltd. (b)	9,171,000	2,550,305
Samsung Electronics Co., Ltd.	13,150	14,833,910
Sumco Corp. (a)(b)	404,400	4,978,892

		31,594,557

Software - 0.3%
Nintendo Co., Ltd.	26,000	3,949,007

		77,064,863

Industrials - 6.3%
Aerospace & Defense - 0.2%
Safran SA	51,983	1,910,451

Airlines - 0.8%
Cathay Pacific Airways Ltd.	1,427,000	2,640,833
Deutsche Lufthansa (REG)	514,000	7,187,541

		9,828,374

Building Products - 1.1%
Asahi Glass Co., Ltd.	1,532,000	13,133,264

Construction & Engineering - 1.3%
Bouygues SA	505,785	15,423,837

Electrical Equipment - 1.1%
Sumitomo Electric Industries Ltd.	922,600	12,775,046

Industrial Conglomerates - 0.3%
Cookson Group PLC	331,760	3,664,334

Machinery - 0.2%
IHI Corp.	1,157,000	2,940,995

Road & Rail - 0.2%
East Japan Railway Co. (b)	44,600	2,815,551

Trading Companies & Distributors - 1.1%
Mitsubishi Corp.	398,900	9,335,043
Mitsui & Co., Ltd.	252,200	4,162,380

		13,497,423

		75,989,275

Consumer Staples - 6.1%
Beverages - 0.7%
Asahi Group Holdings Ltd.	364,900	8,109,009

Food & Staples Retailing - 1.6%
Delhaize Group SA	135,534	7,129,114
Koninklijke Ahold NV	908,200	12,584,060

		19,713,174

Company	Shares	U.S. $ Value
Food Products - 0.8%
Nestle SA	161,200	10,142,149

Tobacco - 3.0%
Imperial Tobacco Group PLC	383,080	15,539,930
Japan Tobacco, Inc.	3,555	20,122,920

		35,662,850

		73,627,182

Utilities - 3.7%
Electric Utilities - 1.9%
E.ON AG	596,000	14,278,390
EDP - Energias de Portugal SA	2,752,400	8,006,119

		22,284,509

Gas Utilities - 1.0%
Gas Natural SDG SA	780,240	12,471,930

Multi-Utilities - 0.8%
National Grid PLC	929,380	9,367,093

		44,123,532

Total Common Stocks (cost $1,179,090,283)		1,182,856,848

	Contracts
OPTIONS PURCHASED-PUTS - 0.4%
Options on Funds and Investment Trusts - 0.4%
iShares MSCI EAFE Index Fund Expiration: May 2012, Exercise Price: $52.00 (a)(c)	46,600	3,704,700
iShares MSCI Emerging Marketing Expiration: May 2012, Exercise Price: $42.00 (a)(c)	6,600	755,700

Total Options Purchased - Puts (cost $7,528,701)		4,460,400

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Time Deposit 0.01%, 4/02/12 (cost $4,749,027)	$4,749	4,749,027

		U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $1,191,368,011)		1,192,066,275

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 5.8%
Investment Companies - 5.8%
AllianceBernstein Exchange Reserves-Class I, 0.22% (d) (cost $69,577,620)	69,577,620	69,577,620
Total Investments - 104.7% (cost $1,260,945,631) (e)		1,261,643,895
Other assets less liabilities - (4.7)% (f)		(56,074,886)
Net Assets - 100.0%		$1,205,569,009

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index Futures	380	June 2012	$12,505,901	$12,208,953	$(296,948)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank N.A:
Australian Dollar settling 4/16/12	14,594	$14,788,188	$15,094,951	$306,763
New Zealand Dollar settling 7/13/12	15,444	12,596,312	12,557,922	(38,390)
Swiss Franc settling 4/16/12	22,919	24,002,472	25,393,044	1,390,572
Credit Suisse London Branch (GFX):
Australian Dollar settling 4/16/12	24,436	25,888,231	25,274,785	(613,446)
Swiss Franc settling 4/16/12	21,357	22,399,941	23,662,430	1,262,489
Deutsche Bank AG London:
Norwegian Krone settling 4/16/12	323,705	56,001,419	56,814,260	812,841
Swedish Krona settling 4/16/12	370,201	53,102,058	55,927,247	2,825,189
Goldman Sachs International:
Great British Pound settling 4/16/12	20,665	31,883,305	33,050,911	1,167,606
HSBC BankUSA:
Norwegian Krone settling 4/16/12	22,135	3,663,674	3,884,969	221,295
Royal Bank of Canada:
Euro settling 4/16/12	57,150	76,201,238	76,225,145	23,907

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC:
Great British Pound settling 4/16/12	12,096	$18,671,869	$19,345,938	$674,069
Swedish Krona settling 4/16/12	44,726	6,677,715	6,756,875	79,160
UBS AG:
Japanese Yen settling 4/16/12	715,581	9,224,353	8,646,340	(578,013)
Swiss Franc settling 4/16/12	22,314	24,679,615	24,722,736	43,121
Swiss Franc settling 7/13/12	45,464	50,339,424	50,427,977	88,553
Westpac Banking Corp:
Australian Dollar settling 4/16/12	17,322	17,682,644	17,916,591	233,947
New Zealand Dollar settling 4/16/12	13,620	11,220,837	11,142,311	(78,526)
Sale Contracts
Citibank N.A:
Japanese Yen settling 4/16/12	405,190	5,270,853	4,895,896	374,957
Credit Suisse London Branch (GFX):
Euro settling 4/16/12	5,261	7,094,958	7,016,981	77,977
Euro settling 4/16/12	11,761	14,901,775	15,686,508	(784,733)
Deutsche Bank AG London:
Euro settling 4/16/12	35,840	47,261,133	47,802,436	(541,303)
Great British Pound settling 4/16/12	13,052	20,840,781	20,874,933	(34,152)
Goldman Sachs International:
Canadian Dollar settling 4/16/12	4,700	4,569,007	4,710,716	(141,709)
Morgan Stanley And Co Inc:
Japanese Yen settling 4/16/12	2,311,188	29,997,897	27,926,002	2,071,895
Royal Bank of Scotland PLC:
Euro settling 4/16/12	66,920	85,050,636	89,256,111	(4,205,475)
Great British Pound settling 4/16/12	6,238	9,511,515	9,976,849	(465,334)
Standard Chartered Bank:
Japanese Yen settling 7/13/12	11,606,389	139,684,547	140,359,378	(674,831)
UBS AG:
Canadian Dollar settling 4/16/12	25,381	24,810,726	25,438,864	(628,138)
Swiss Franc settling 4/16/12	22,314	24,323,882	24,722,736	(398,854)
Swiss Franc settling 4/16/12	44,276	48,264,059	49,055,475	(791,416)

				$1,680,021

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
iShares MSCI EAFE Index Fund (c)	46,600	$43.00	May 2012	$(372,800)
iShares MSCI Emerging Marketing (c)	6,600	35.00	May 2012	(72,600)

(premium received $1,366,053)				$(445,400)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $110,384,564 and gross unrealized depreciation of investments was $(109,686,300), resulting in net unrealized appreciation of $698,264.

(f)	An amount of U.S. $902,597 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

March 31, 2012 (unaudited)

24.3%	Japan
24.1%	United Kingdom
8.9%	Germany
5.6%	France
4.8%	Netherlands
4.2%	Switzerland
4.2%	Australia
3.4%	South Korea
3.0%	Italy
2.8%	Canada
2.6%	Brazil
1.8%	Taiwan
1.5%	Russia
8.4%	Other
0.4%	Short-Term
100.0%	Total Investments

*	All data are as of March 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Belgium, China, Hong Kong, New Zealand, Norway, Poland, Portugal, Singapore, South Africa, Spain, Thailand, Turkey and United States.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$7,788,767		$261,346,917		$	– 0	–	$269,135,684
Energy	9,578,719		149,903,774			– 0	–	159,482,493
Consumer Discretionary	9,310,307		143,878,100			– 0	–	153,188,407
Materials	14,824,901		121,142,049			– 0	–	135,966,950
Health Care	– 0	–	99,572,202			– 0	–	99,572,202
Telecommunication Services	53,002		94,653,258			– 0	–	94,706,260
Information Technology	– 0	–	77,064,863			– 0	–	77,064,863
Industrials	– 0	–	75,989,275			– 0	–	75,989,275
Consumer Staples	– 0	–	73,627,182			– 0	–	73,627,182
Utilities	– 0	–	44,123,532			– 0	–	44,123,532
Options Purchased - Puts	– 0	–	4,460,400			– 0	–	4,460,400
Short-Term Investments	– 0	–	4,749,027			– 0	–	4,749,027
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	69,577,620		– 0	–		– 0	–	69,577,620

Total Investments in Securities	111,133,316		1,150,510,579+			– 0	–	1,261,643,895
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	11,654,341			– 0	–	11,654,341
Liabilities:
Futures Contracts	(296,948)		– 0	–		– 0	–	(296,948)
Forward Currency Exchange Contracts	– 0	–	(9,974,320)			– 0	–	(9,974,320)
Put Options Written	– 0	–	(445,400)			– 0	–	(445,400)

Total	$110,836,368		$1,151,745,200		$	– 0	–	$1,262,581,568

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

There were no significant transfers between level 1 and level 2 during the reporting period.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.0%
Technology - 30.1%
Communications Technology - 5.1%
Cisco Systems, Inc.	265,470	$5,614,691
QUALCOMM, Inc.	216,070	14,697,081

		20,311,772

Computer Services, Software & Systems - 11.3%
Citrix Systems, Inc. (a)	68,570	5,410,859
F5 Networks, Inc. (a)	8,720	1,176,851
Google, Inc.-Class A (a)	27,060	17,351,954
Informatica Corp. (a)	24,880	1,316,152
Intuit, Inc.	93,380	5,614,939
Oracle Corp.	322,920	9,416,347
Salesforce.com, Inc. (a)	15,250	2,356,278
TIBCO Software, Inc. (a)	74,132	2,261,026

		44,904,406

Computer Technology - 10.3%
Apple, Inc. (a)	56,905	34,112,841
EMC Corp./MA (a)	222,923	6,660,939

		40,773,780

Semiconductors & Component - 3.4%
Broadcom Corp.-Class A (a)	158,974	6,247,678
Marvell Technology Group Ltd. (a)	450,851	7,091,886

		13,339,564

		119,329,522

Consumer Discretionary - 14.1%
Auto Parts - 1.4%
BorgWarner, Inc. (a)	64,946	5,477,546

Cable Television Services - 2.4%
Comcast Corp.-Class A	318,320	9,552,783

Casinos & Gambling - 0.7%
Las Vegas Sands Corp.	50,020	2,879,652

Diversified Retail - 2.6%
Amazon.com, Inc. (a)	34,274	6,940,828
Dollar General Corp. (a)	71,262	3,292,304

		10,233,132

Entertainment - 3.1%
Walt Disney Co. (The)	279,510	12,236,948

Recreational Vehicles & Boats - 0.7%
Harley-Davidson, Inc.	54,800	2,689,584

Restaurants - 1.7%
Starbucks Corp.	123,585	6,907,166

Specialty Retail - 0.2%
Tractor Supply Co.	8,040	728,102

Company	Shares	U.S. $ Value
Textiles, Apparel & Shoes - 1.3%
Coach, Inc.	19,330	1,493,822
PVH Corp.	42,515	3,797,865

		5,291,687

		55,996,600

Energy - 12.5%
Oil Well Equipment & Services - 6.9%
FMC Technologies, Inc. (a)	75,465	3,804,945
National Oilwell Varco, Inc.	83,270	6,617,467
Oceaneering International, Inc.	43,180	2,326,970
Schlumberger Ltd.	210,235	14,701,734

		27,451,116

Oil: Crude Producers - 5.6%
Anadarko Petroleum Corp.	62,090	4,864,131
EOG Resources, Inc.	76,925	8,546,368
Noble Energy, Inc.	87,894	8,594,275

		22,004,774

		49,455,890

Producer Durables - 12.5%
Aerospace - 2.1%
Boeing Co. (The)	112,050	8,333,159

Diversified Manufacturing Operations - 3.3%
Danaher Corp.	199,442	11,168,752
Dover Corp.	30,660	1,929,740

		13,098,492

Scientific Instruments: Control & Filter - 2.7%
Flowserve Corp.	53,501	6,179,901
Rockwell Automation, Inc.	42,245	3,366,926
Roper Industries, Inc.	11,500	1,140,340

		10,687,167

Scientific Instruments: Electrical - 1.9%
AMETEK, Inc.	43,214	2,096,311
Emerson Electric Co.	106,320	5,547,778

		7,644,089

Transportation Miscellaneous - 2.5%
United Parcel Service, Inc.-Class B	119,760	9,667,027

		49,429,934

Health Care - 10.7%
Health Care Management Services - 1.4%
UnitedHealth Group, Inc.	96,432	5,683,702

Health Care Services - 1.5%
Express Scripts, Inc.-Class A (a)	108,370	5,871,486

Medical & Dental Instruments & Supplies - 3.7%
Covidien PLC	167,765	9,173,390

Company	Shares	U.S. $ Value
Stryker Corp.	103,000	5,714,440

		14,887,830

Medical Equipment - 0.9%
Illumina, Inc. (a)(b)	66,965	3,523,029

Pharmaceuticals - 3.2%
Allergan, Inc./United States	72,245	6,894,341
Gilead Sciences, Inc. (a)	54,360	2,655,486
Perrigo Co.	28,830	2,978,427

		12,528,254

		42,494,301

Materials & Processing - 7.2%
Chemicals: Diversified - 1.8%
Potash Corp. of Saskatchewan, Inc.	151,810	6,936,199

Copper - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	123,050	4,680,822

Fertilizers - 1.8%
Monsanto Co.	91,074	7,264,062

Metal Fabricating - 2.4%
Precision Castparts Corp.	54,860	9,485,294

		28,366,377

Financial Services - 6.5%
Diversified Financial Services - 5.0%
Blackstone Group LP	357,044	5,691,281
Goldman Sachs Group, Inc. (The)	28,735	3,573,772
JPMorgan Chase & Co.	226,550	10,416,769

		19,681,822

Financial Data & Systems - 0.9%
Visa, Inc.-Class A	29,340	3,462,120

Real Estate - 0.6%
CBRE Group, Inc. (a)	130,282	2,600,429

		25,744,371

Consumer Staples - 2.4%
Foods - 2.4%
General Mills, Inc.	152,940	6,033,483
Hershey Co. (The)	56,810	3,484,157

		9,517,640

Total Common Stocks (cost $332,170,561)		380,334,635

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.1%
Time Deposit - 5.1%
State Street Time Deposit 0.01%, 4/02/12 (Cost $20,234,682)	$20,235	20,234,682

Total Investments Before Security Lending Collateral for Securities Loaned - 101.1% (cost $352,405,243)		400,569,317

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.9%
Investment Companies - 0.9%
AllianceBernstein Exchange Reserves-Class I, 0.22% (c) (cost $3,582,628)	3,582,628	3,582,628

Total Investments - 102.0% (cost $355,987,871) (d)		404,151,945
Other assets less liabilities - (2.0)%		(7,764,884)

Net Assets - 100.0%		$396,387,061

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(d)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $52,335,136 and gross unrealized depreciation of investments was $(4,171,062), resulting in net unrealized appreciation of $48,164,074.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$380,334,635		$	– 0	–	$	– 0	–	$380,334,635
Short-Term Investments	– 0	–		20,234,682			– 0	–	20,234,682
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	3,582,628			– 0	–		– 0	–	3,582,628

Total Investments in Securities	383,917,263			20,234,682			– 0	–	404,151,945
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$383,917,263			$20,234,682		$	– 0	–	$404,151,945

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no significant transfers between level 1 and level 2 during the reporting period.

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.6%
CERTIFICATES OF DEPOSIT - 41.9%
Bank of Montreal Chicago
4/04/12	0.140%	$900	$900,000
Bank of Tokyo Mitsubishi UFJ NY
6/08/12	0.450%	1,000	1,000,000
Canadian Imp Bank Comm NY
8/06/12 (a)	0.258%	1,000	1,000,000
National Australia Bank NY
10/12/12 (a)	0.680%	1,200	1,200,000
Nordea Bank Finland NY
5/21/12	0.390%	1,000	1,000,000
Norinchukin Bank NY
4/05/12	0.590%	1,100	1,100,000
Rabobank Nederland NV NY
4/26/12	0.510%	1,100	1,100,000
Standard Chartered Bank NY
5/24/12	0.590%	700	700,000
Sumitomo Mitsui Bank NY
6/04/12	0.370%	900	900,000
Sumitomo Trust & Bank NY
4/17/12	0.510%	600	600,082
Svenska Handelsbanken NY
4/23/12	0.300%	1,000	1,000,000
Toronto Dominion Bank NY
7/30/12	0.280%	1,000	1,000,000
UBS AG Stamford CT
5/11/12	0.510%	500	499,937
Westpac Banking Corp. NY
7/11/12 (a)	0.332%	1,200	1,199,400

			13,199,419

MUNICIPAL OBLIGATIONS - 32.3%
California Infra & Eco Dev Bk (J Paul Getty Trust)
10/01/47 (b)	0.170%	1,200	1,200,000
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
7/01/36 (b)	0.170%	700	700,000
Dallas Fort Worth TX Intl Arpt (United Parcel Service)
5/01/32 (b)	0.170%	1,300	1,300,000
Houston TX Hgr Ed Fin Corp. (Rice Univ)
Series 2008B
5/15/48 (b)	0.150%	1,200	1,200,000
Loudoun Cnty VA IDA (Howard Hughes Med Inst)
2/15/38 (b)	0.160%	1,300	1,300,000
Massachusetts Dev Fin Agy (Smith College)
7/01/24 (b)	0.160%	1,171	1,171,000

	Yield*	Principal Amount (000)	U.S. $ Value
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 1999R
11/01/49 (b)	0.150%	600	600,000
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009E
12/01/30 (b)	0.170%	1,400	1,400,000
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993B
12/01/33 (b)	0.160%	1,300	1,300,000

			10,171,000

COMMERCIAL PAPER - 15.6%
Commonwealth Bank Australia
5/14/12 (c)	0.481%	1,100	1,099,384
HSBC Bank PLC
4/02/12	0.481%	1,200	1,200,000
State Street Corp.
6/06/12	0.350%	1,100	1,099,305
Straight-A Funding LLC
4/23/12	0.190%	523	522,942
Toyota Motor Credit Corp.
7/23/12	0.380%	1,000	998,818

			4,920,449

CORPORATES-INVESTMENT GRADES - 5.1%
Australia & New Zealand Banking Group Ltd.
7/07/12 (a) (c)	0.783%	1,000	1,000,704
Coca-Cola Co. (The)
5/15/12 (a)	0.553%	600	600,149

			1,600,853

U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS - 4.7%
Federal Farm Credit Bank
7/20/12 (a)	0.202%	500	499,954
4/23/12 (a)	0.252%	500	500,004
4/12/12 (a)	0.272%	500	500,005

			1,499,963

Total Investments - 99.6%
(cost $31,391,684) (d)			31,391,684
Other assets less liabilities - 0.4%			137,499

Net Assets - 100.0%			$31,529,183

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2012.

(b)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate market value of these securities amounted to $2,100,088 or 6.7% of net assets.
(d)	As of March 31, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

IDA	-	Industrial Development Authority/Agency

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
Certificates of Deposit	$	– 0	–	$13,199,419		$	– 0	–	$13,199,419
Municipal Obligations		– 0	–	10,171,000			– 0	–	10,171,000
Commercial Paper		– 0	–	4,920,449			– 0	–	4,920,449
Corporates - Investment Grades		– 0	–	1,600,853			– 0	–	1,600,853
U.S. Government & Government Sponsored Agency Obligations		– 0	–	1,499,963			– 0	–	1,499,963

Total Investments in Securities		– 0	–	31,391,684			– 0	–	31,391,684
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$31,391,684		$	– 0	–	$31,391,684

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no significant transfers between level 1 and level 2 during the reporting period.

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Retail - 25.2%
Regional Mall - 16.4%
CBL & Associates Properties, Inc.	45,030	$851,968
General Growth Properties, Inc.	116,900	1,986,131
Glimcher Realty Trust	180,178	1,841,419
Simon Property Group, Inc.	60,720	8,845,689

		13,525,207

Shopping Center/Other Retail - 8.8%
DDR Corp.	145,323	2,121,716
Kite Realty Group Trust (a)	141,900	747,813
Regency Centers Corp.	47,690	2,121,251
Retail Opportunity Investments Corp. (a)	82,806	996,984
Weingarten Realty Investors	49,400	1,305,642

		7,293,406

		20,818,613

Equity:Other - 23.3%
Diversified/Specialty - 13.8%
American Tower Corp.	19,630	1,237,082
CBRE Group, Inc. (b)	42,830	854,887
Crown Castle International Corp. (b)	8,340	444,856
Digital Realty Trust, Inc. (a)	31,530	2,332,274
Duke Realty Corp.	145,720	2,089,625
Forest City Enterprises, Inc. (b)	69,370	1,086,334
Lexington Realty Trust (a)	95,900	862,141
Weyerhaeuser Co.	115,860	2,539,651

		11,446,850

Health Care - 9.5%
HCP, Inc.	42,590	1,680,602
Health Care REIT, Inc.	41,851	2,300,131
Ventas, Inc.	67,320	3,843,972

		7,824,705

		19,271,555

Residential - 21.1%
Multi-Family - 10.2%
Associated Estates Realty Corp.	49,820	814,059
AvalonBay Communities, Inc.	2,950	416,983
BRE Properties, Inc.	28,850	1,458,367
Camden Property Trust	25,955	1,706,541
Equity Residential	27,710	1,735,200
Essex Property Trust, Inc.	6,990	1,059,055
Post Properties, Inc.	27,370	1,282,558

		8,472,763

Self Storage - 8.6%
CubeSmart	86,050	1,023,995
Extra Space Storage, Inc.	69,711	2,006,980
Public Storage	19,150	2,645,955
Sovran Self Storage, Inc.	29,361	1,463,059

		7,139,989

Company	Shares	U.S. $ Value
Student Housing - 2.3%
Education Realty Trust, Inc.	171,550	1,859,602

		17,472,354

Office - 13.2%
Office - 13.2%
Boston Properties, Inc.	23,359	2,452,461
Corporate Office Properties Trust	24,660	572,359
Douglas Emmett, Inc.	88,180	2,011,386
Kilroy Realty Corp.	24,584	1,145,860
Mack-Cali Realty Corp.	35,260	1,016,193
PS Business Parks, Inc.	16,000	1,048,640
SL Green Realty Corp.	34,030	2,639,027

		10,885,926

Lodging - 9.2%
Lodging - 9.2%
Ashford Hospitality Trust, Inc.	76,789	691,869
Hyatt Hotels Corp. (b)	20,820	889,430
Intercontinental Hotels Group PLC	44,660	1,037,615
LaSalle Hotel Properties	45,297	1,274,658
Pebblebrook Hotel Trust	45,120	1,018,810
Starwood Hotels & Resorts Worldwide, Inc.	24,770	1,397,276
Strategic Hotels & Resorts, Inc. (b)	199,380	1,311,920

		7,621,578

Industrials - 7.5%
Industrial Warehouse Distribution - 7.5%
EastGroup Properties, Inc.	28,340	1,423,235
ProLogis, Inc.	114,192	4,113,196
STAG Industrial, Inc.	50,490	704,840

		6,241,271

Total Common Stocks (cost $68,003,381)		82,311,297

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Steet Time Deposit 0.01%, 4/02/12 (Cost $311,548)	$312	311,548

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $68,314,929)		82,622,845

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 4.9%
Investment Companies - 4.9%
AllianceBernstein Exchange Reserves-Class I, 0.22% (c) (Cost $4,043,761)	4,043,761	4,043,761

Total Investments - 104.8% (cost $72,358,690) (d)		86,666,606
Other assets less liabilities - (4.8)%		(3,987,946)

Net Assets - 100.0%		$82,678,660

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,539,983 and gross unrealized depreciation of investments was $(232,067), resulting in net unrealized appreciation of $14,307,916.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	$85,317,443			$85,317,443			$85,317,443		$85,317,443
Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Retail	$20,818,613		$	– 0	–	$	– 0	–	$20,818,613
Equity:Other	19,271,555			– 0	–		– 0	–	19,271,555
Residential	17,472,354			– 0	–		– 0	–	17,472,354
Office	10,885,926			– 0	–		– 0	–	10,885,926
Lodging	6,583,963			1,037,615			– 0	–	7,621,578
Industrials	6,241,271			– 0	–		– 0	–	6,241,271
Short-Term Investments	– 0	–		311,548			– 0	–	311,548
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	4,043,761			– 0	–		– 0	–	4,043,761

Total Investments in Securities	85,317,443			1,349,163			– 0	–	86,666,606
Other Financial Instruments*

Total	$85,317,443			$1,349,163		$	– 0	–	$86,666,606

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no significant transfers between level 1 and level 2 during the reporting period.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 118.9%
Industrials - 29.0%
Aerospace & Defense - 2.1%
Hexcel Corp. (a)	37,370	$897,253
Keyw Holding Corp. (The) (a)(b)	47,753	370,086

		1,267,339

Building Products - 1.0%
Simpson Manufacturing Co., Inc.	18,987	612,331

Commercial Services & Supplies - 1.1%
Interface, Inc.	50,980	711,171

Construction & Engineering - 1.6%
Dycom Industries, Inc. (a)	41,271	964,091

Electrical Equipment - 2.0%
AMETEK, Inc.	15,620	757,726
Thermon Group Holdings, Inc. (a)	24,568	502,416

		1,260,142

Machinery - 10.9%
Actuant Corp.-Class A	28,500	826,215
Chart Industries, Inc. (a)	2,700	197,991
Gardner Denver, Inc.	9,380	591,128
IDEX Corp.	21,725	915,274
Lincoln Electric Holdings, Inc.	17,440	790,381
Middleby Corp. (a)	9,100	920,738
RBC Bearings, Inc. (a)	16,219	748,182
Robbins & Myers, Inc.	16,395	853,360
Valmont Industries, Inc.	7,511	881,866

		6,725,135

Marine - 1.7%
Kirby Corp. (a)	16,053	1,056,127

Professional Services - 5.5%
Advisory Board Co. (The) (a)	2,110	186,988
CoStar Group, Inc. (a)	18,516	1,278,530
RPX Corp. (a)	43,789	742,661
TrueBlue, Inc. (a)	66,428	1,187,733

		3,395,912

Road & Rail - 1.2%
Genesee & Wyoming, Inc.-Class A (a)	13,380	730,280

Trading Companies & Distributors - 1.9%
United Rentals, Inc. (a)(b)	27,900	1,196,631

		17,919,159

Information Technology - 28.3%
Communications Equipment - 3.2%
Aruba Networks, Inc. (a)	33,440	745,043
Ciena Corp. (a)	27,160	439,721

Company	Shares	U.S. $ Value
Netgear, Inc. (a)	20,350	777,370

		1,962,134

Internet Software & Services - 3.1%
Bazaarvoice, Inc. (a)	23,526	467,462
DealerTrack Holdings, Inc. (a)	40,921	1,238,269
ExactTarget, Inc. (a)	6,864	178,464

		1,884,195

IT Services - 2.5%
ServiceSource International, Inc. (a)	65,194	1,009,203
VeriFone Systems, Inc. (a)	10,269	532,653

		1,541,856

Semiconductors & Semiconductor Equipment - 8.4%
Entegris, Inc. (a)	78,417	732,415
Fairchild Semiconductor International, Inc. (a)	52,109	766,002
Hittite Microwave Corp. (a)	10,510	570,798
International Rectifier Corp. (a)	21,453	494,921
Mellanox Technologies Ltd. (a)	20,427	854,461
Semtech Corp. (a)	34,480	981,301
Teradyne, Inc. (a)	48,500	819,165

		5,219,063

Software - 11.1%
Aspen Technology, Inc. (a)	51,713	1,061,668
Cadence Design Systems, Inc. (a)	92,100	1,090,464
Fortinet, Inc. (a)	19,033	526,263
Informatica Corp. (a)	2,150	113,735
MICROS Systems, Inc. (a)	17,470	965,916
QLIK Technologies, Inc. (a)	32,394	1,036,608
SolarWinds, Inc. (a)	19,837	766,700
Synchronoss Technologies, Inc. (a)	22,659	723,275
TIBCO Software, Inc. (a)	19,400	591,700

		6,876,329

		17,483,577

Health Care - 22.6%
Biotechnology - 5.7%
Achillion Pharmaceuticals, Inc. (a)(b)	44,270	424,107
Amarin Corp. PLC (ADR) (a) (b)	26,120	295,678
Ariad Pharmaceuticals, Inc. (a)	37,920	604,824
Arqule, Inc. (a)	35,877	251,498
AVEO Pharmaceuticals, Inc. (a)	27,770	344,626
Cepheid, Inc. (a)	20,182	844,213
Ironwood Pharmaceuticals, Inc. (a)	29,927	398,328
Pharmacyclics, Inc. (a)(b)	11,790	327,290

		3,490,564

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 3.7%
NxStage Medical, Inc. (a)	37,352	719,773
Sirona Dental Systems, Inc. (a)	15,744	811,446
Volcano Corp. (a)	26,040	738,234

		2,269,453

Health Care Providers & Services - 9.2%
AMERIGROUP Corp. (a)	16,440	1,106,083
Catalyst Health Solutions, Inc. (a)	16,170	1,030,514
Centene Corp. (a)	25,830	1,264,895
HMS Holdings Corp. (a)	35,680	1,113,573
Mednax, Inc. (a)	16,077	1,195,647

		5,710,712

Health Care Technology - 1.7%
SXC Health Solutions Corp. (a)	13,881	1,040,520

Pharmaceuticals - 2.3%
Akorn, Inc. (a)	67,307	787,492
MAP Pharmaceuticals, Inc. (a)	23,530	337,891
Optimer Pharmaceuticals, Inc. (a)(b)	21,946	305,049

		1,430,432

		13,941,681

Consumer Discretionary - 21.7%
Distributors - 1.2%
LKQ Corp. (a)	23,230	724,079

Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	12,812	227,541

Hotels, Restaurants & Leisure - 5.7%
BJ’s Restaurants, Inc. (a)	15,295	770,103
Life Time Fitness, Inc. (a)	23,450	1,185,866
Orient-Express Hotels Ltd.-Class A (a)	73,600	750,720
Panera Bread Co.-Class A (a)	5,030	809,428

		3,516,117

Household Durables - 2.3%
Skullcandy, Inc. (a)(b)	29,292	463,692
Tempur-Pedic International, Inc. (a)	11,150	941,395

		1,405,087

Media - 1.1%
National CineMedia, Inc.	46,050	704,565

Specialty Retail - 11.0%
Dick’s Sporting Goods, Inc.	22,420	1,077,954
Francesca’s Holdings Corp. (a)	30,748	971,944
Hibbett Sports, Inc. (a)	21,910	1,195,190
Select Comfort Corp. (a)	39,040	1,264,506
Tractor Supply Co.	8,105	733,989
Ulta Salon Cosmetics & Fragrance, Inc.	8,030	745,907

Company	Shares	U.S. $ Value
Zumiez, Inc. (a)	23,020	831,252

		6,820,742

		13,398,131

Energy - 8.7%
Energy Equipment & Services - 5.0%
Dril-Quip, Inc. (a)	11,540	750,331
Oceaneering International, Inc.	15,985	861,432
Oil States International, Inc. (a)	9,290	725,177
Superior Energy Services, Inc. (a)	28,217	743,800

		3,080,740

Oil, Gas & Consumable Fuels - 3.7%
Matador Resources Co. (a)	48,880	535,236
Oasis Petroleum, Inc. (a)	24,315	749,632
Resolute Energy Corp. (a)(b)	27,690	315,112
SM Energy Co.	9,768	691,281

		2,291,261

		5,372,001

Financials - 5.3%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	8,220	919,078
Stifel Financial Corp. (a)	21,276	805,084

		1,724,162

Commercial Banks - 2.5%
Iberiabank Corp.	13,489	721,257
Signature Bank/New York NY (a)	12,916	814,224

		1,535,481

		3,259,643

Materials - 2.2%
Chemicals - 2.2%
PolyOne Corp.	41,650	599,760
Solutia, Inc.	26,690	745,719

		1,345,479

Consumer Staples - 1.1%
Food & Staples Retailing - 1.1%
Chefs’ Warehouse, Inc. (The) (a)	30,392	703,271

Total Common Stocks (cost $57,745,833)		73,422,942

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 4/02/12 (cost $314,785)	$315	314,785

Total Investments Before Security Lending Collateral for Securities Loaned - 119.4% (cost $58,060,618)		73,737,727

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 5.7%
Investment Companies - 5.7%
AllianceBernstein Exchange Reserves-Class I, 0.22% (c) (cost $3,532,926)	3,532,926	3,532,926

Total Investments - 125.1% (cost $61,593,544) (d)		77,270,653
Other assets less liabilities - (25.1)%		(15,483,884)

Net Assets - 100.0%		$61,786,769

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,217,835 and gross unrealized depreciation of investments was $(540,726), resulting in net unrealized appreciation of $15,677,109.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	$ 76,955,868			$ 76,955,868			$ 76,955,868		$ 76,955,868
Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$73,422,942		$	– 0	–	$	– 0	–	$73,422,942
Short-Term Investments	– 0	–		314,785			– 0	–	314,785
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,532,926			– 0	–		– 0	–	3,532,926

Total Investments in Securities	76,955,868			314,785			– 0	–	77,270,653
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$76,955,868			$314,785		$	– 0	–	$77,270,653

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no significant transfers between level 1 and level 2 during the reporting period.

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 28.6%
Capital Markets - 1.2%
Legg Mason, Inc.	227,840	$6,363,571

Commercial Banks - 10.5%
Associated Banc-Corp	439,710	6,138,352
CapitalSource, Inc.	994,070	6,560,862
Comerica, Inc.	224,690	7,270,969
First Niagara Financial Group, Inc.	719,710	7,081,946
Huntington Bancshares, Inc./OH	1,069,700	6,899,565
Popular, Inc. (a)	2,326,277	4,768,868
Susquehanna Bancshares, Inc. (b)	639,164	6,314,940
Webster Financial Corp.	142,040	3,220,047
Zions Bancorporation	347,670	7,460,998

		55,716,547

Insurance - 8.2%
Amtrust Financial Services, Inc. (b)	153,720	4,131,994
Aspen Insurance Holdings Ltd.	224,660	6,277,000
Endurance Specialty Holdings Ltd.	185,520	7,543,243
Platinum Underwriters Holdings Ltd.	173,220	6,322,530
Reinsurance Group of America, Inc.-Class A	121,850	7,246,419
Torchmark Corp.	128,470	6,404,230
Unum Group	223,370	5,468,098

		43,393,514

Real Estate Investment Trusts (REITs) - 8.1%
BioMed Realty Trust, Inc.	302,420	5,739,932
BRE Properties, Inc.	105,110	5,313,310
Camden Property Trust	82,460	5,421,745
DiamondRock Hospitality Co.	515,080	5,300,173
Entertainment Properties Trust	131,650	6,105,927
Glimcher Realty Trust	554,660	5,668,625
Home Properties, Inc.	61,700	3,764,317
Mid-America Apartment Communities, Inc.	82,400	5,523,272

		42,837,301

Thrifts & Mortgage Finance - 0.6%
Washington Federal, Inc.	200,280	3,368,710

		151,679,643

Information Technology - 17.3%
Computers & Peripherals - 0.6%
NCR Corp.(a)	145,940	3,168,357

Electronic Equipment, Instruments & Components - 8.8%
Anixter International, Inc. (a)	50,620	3,671,469
Arrow Electronics, Inc. (a)	158,490	6,651,825
AU Optronics Corp. (Sponsored ADR)	1,094,152	4,989,333
Avnet, Inc. (a)	191,200	6,957,768
Flextronics International Ltd. (a)	799,450	5,780,023
Ingram Micro, Inc.-Class A (a)	152,690	2,833,926
Insight Enterprises, Inc. (a)	211,560	4,639,511
TTM Technologies, Inc. (a)	520,242	5,977,581

Company	Shares	U.S. $ Value
Vishay Intertechnology, Inc. (a)	442,910	5,385,786

		46,887,222

IT Services - 2.3%
Amdocs Ltd. (a)	203,140	6,415,161
Convergys Corp. (a)	414,710	5,536,379

		11,951,540

Semiconductors & Semiconductor Equipment - 5.6%
Amkor Technology, Inc. (a)(b)	788,500	4,845,333
Entegris, Inc. (a)	668,730	6,245,938
Lam Research Corp. (a)	147,030	6,560,479
Micron Technology, Inc. (a)	868,690	7,036,389
MKS Instruments, Inc.	175,148	5,172,120

		29,860,259

		91,867,378

Consumer Discretionary - 15.6%
Auto Components - 4.0%
Cooper Tire & Rubber Co.	101,122	1,539,077
Dana Holding Corp.	395,940	6,137,070
Lear Corp.	163,230	7,588,563
TRW Automotive Holdings Corp. (a)	128,500	5,968,825

		21,233,535

Hotels, Restaurants & Leisure - 2.3%
MGM Resorts International (a)	458,850	6,249,537
Royal Caribbean Cruises Ltd.	209,470	6,164,702

		12,414,239

Household Durables - 2.6%
Meritage Homes Corp. (a)	133,140	3,602,768
Newell Rubbermaid, Inc.	314,900	5,608,369
NVR, Inc. (a)	6,605	4,797,410

		14,008,547

Media - 1.0%
Gannett Co., Inc.	342,140	5,245,006

Specialty Retail - 4.1%
ANN, Inc. (a)	242,121	6,934,345
Childrens Place Retail Stores, Inc. (The) (a)	94,770	4,896,766
GameStop Corp.-Class A (b)	221,000	4,826,640
Office Depot, Inc. (a)	1,462,890	5,046,971

		21,704,722

Textiles, Apparel & Luxury Goods - 1.6%
Jones Group, Inc. (The)	661,590	8,309,570

		82,915,619

Company	Shares	U.S. $ Value
Industrials - 12.4%
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	80,146	3,943,985

Building Products - 1.0%
Fortune Brands Home & Security, Inc. (a)	243,490	5,373,824

Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	206,260	6,214,614

Construction & Engineering - 0.9%
Tutor Perini Corp. (a)	319,730	4,981,393

Electrical Equipment - 2.1%
EnerSys (a)	138,850	4,811,152
General Cable Corp. (a)	224,310	6,522,935

		11,334,087

Machinery - 1.7%
Sauer-Danfoss, Inc.	66,848	3,141,856
Timken Co.	117,330	5,953,324

		9,095,180

Road & Rail - 2.6%
Avis Budget Group, Inc. (a)	242,030	3,424,725
Con-way, Inc.	204,520	6,669,397
Hertz Global Holdings, Inc. (a)	230,020	3,459,501

		13,553,623

Trading Companies & Distributors - 2.1%
Aircastle Ltd.	484,390	5,928,934
WESCO International, Inc. (a)	77,050	5,032,135

		10,961,069

		65,457,775

Materials - 6.4%
Chemicals - 3.7%
Ferro Corp. (a)	689,230	4,094,026
Huntsman Corp.	349,820	4,900,978
PolyOne Corp.	476,800	6,865,920
Westlake Chemical Corp. (b)	52,570	3,406,011

		19,266,935

Metals & Mining - 2.7%
Commercial Metals Co.	357,800	5,302,596
Reliance Steel & Aluminum Co.	86,585	4,890,321
Steel Dynamics, Inc.	293,830	4,272,288

		14,465,205

		33,732,140

Utilities - 6.2%
Electric Utilities - 4.2%
Great Plains Energy, Inc.	251,220	5,092,229
NV Energy, Inc.	398,320	6,420,918
PNM Resources, Inc.	308,420	5,644,086

Company	Shares	U.S. $ Value
Portland General Electric Co.	212,120	5,298,758

		22,455,991

Gas Utilities - 2.0%
Atmos Energy Corp.	178,760	5,623,790
UGI Corp.	180,900	4,929,525

		10,553,315

		33,009,306

Energy - 6.0%
Energy Equipment & Services - 1.1%
Bristow Group, Inc.	125,300	5,980,569

Oil, Gas & Consumable Fuels - 4.9%
Plains Exploration & Production Co. (a)	143,180	6,106,627
Stone Energy Corp. (a)	156,700	4,480,053
Teekay Corp.	162,090	5,632,627
Tesoro Corp. (a)	124,090	3,330,576
Western Refining, Inc. (b)	323,460	6,087,517

		25,637,400

		31,617,969

Consumer Staples - 4.1%
Beverages - 1.5%
Constellation Brands, Inc.-Class A (a)	340,345	8,028,739

Food Products - 2.6%
Dean Foods Co. (a)	530,320	6,422,175
Dole Food Co., Inc. (a)(b)	432,720	4,318,546
Tyson Foods, Inc.-Class A	154,570	2,960,015

		13,700,736

		21,729,475

Health Care - 2.6%
Health Care Providers & Services - 2.6%
Health Net, Inc. (a)	182,900	7,264,788
LifePoint Hospitals, Inc. (a)	167,435	6,603,636

		13,868,424

Total Common Stocks (cost $473,169,110)		525,877,729

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
State Street Time Deposit 0.01%, 4/02/12 (cost $4,488,201)	$4,488	4,488,201

		U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $477,657,311)		530,365,930

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 3.8%
Investment Companies - 3.8%
AllianceBernstein Exchange Reserves-Class I, 0.22% (c) (cost $19,872,135)	19,872,135	19,872,135

Total Investments - 103.8% (cost $497,529,446)(d)		550,238,065
Other assets less liabilities - (3.8)%		(20,075,576)

Net Assets - 100.0%		$530,162,489

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,251,519 and gross unrealized depreciation of investments was $(18,542,900), resulting in net unrealized appreciation of $52,708,619.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$525,877,729		$	– 0	–	$	– 0	–	$525,877,729
Short-Term Investments	– 0	–		4,488,201			– 0	–	4,488,201
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	19,872,135			– 0	–		– 0	–	19,872,135

Total Investments in Securities	545,749,864			4,488,201			– 0	–	550,238,065
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$545,749,864			$4,488,201		$	– 0	–	$550,238,065

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no significant transfers between level 1 and level 2 during the reporting period.

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 18.8%
Capital Markets - 1.6%
Legg Mason, Inc.	35,500	$991,515
Morgan Stanley	103,100	2,024,884

		3,016,399

Commercial Banks - 5.5%
BB&T Corp.	15,100	473,989
CIT Group, Inc. (a)	72,600	2,994,024
PNC Financial Services Group, Inc.	15,200	980,248
Regions Financial Corp.	36,700	241,853
Wells Fargo & Co.	158,200	5,400,948

		10,091,062

Diversified Financial Services - 8.9%
Bank of America Corp.	132,800	1,270,896
Citigroup, Inc.	160,800	5,877,240
JPMorgan Chase & Co.	167,300	7,692,454
Moody’s Corp.	33,000	1,389,300

		16,229,890

Insurance - 2.8%
ACE Ltd.	19,800	1,449,360
Berkshire Hathaway, Inc. (a)	11,900	965,685
Chubb Corp. (The)	15,500	1,071,205
Reinsurance Group of America, Inc.-Class A	17,600	1,046,672
Travelers Cos., Inc. (The)	10,300	609,760

		5,142,682

		34,480,033

Health Care - 16.8%
Biotechnology - 1.3%
Gilead Sciences, Inc. (a)	39,600	1,934,460
Vertex Pharmaceuticals, Inc. (a)	12,400	508,524

		2,442,984

Health Care Providers & Services - 4.6%
Aetna, Inc.	12,200	611,952
Health Net, Inc. (a)	28,800	1,143,936
UnitedHealth Group, Inc.	52,500	3,094,350
WellPoint, Inc.	48,500	3,579,300

		8,429,538

Pharmaceuticals - 10.9%
AstraZeneca PLC (Sponsored ADR)	60,200	2,678,298
Johnson & Johnson	83,700	5,520,852
Merck & Co., Inc.	82,600	3,171,840
Pfizer, Inc.	336,700	7,629,622
Roche Holding AG (Sponsored ADR)	20,500	894,620

		19,895,232

		30,767,754

Company	Shares	U.S. $ Value
Consumer Discretionary - 14.8%
Auto Components - 1.8%
Lear Corp.	32,600	1,515,574
TRW Automotive Holdings Corp. (a)	38,300	1,779,035

		3,294,609

Automobiles - 2.1%
Ford Motor Co.	121,900	1,522,531
General Motors Co. (a)	89,700	2,300,805

		3,823,336

Diversified Consumer Services - 0.7%
Apollo Group, Inc.-Class A (a)	32,400	1,251,936

Hotels, Restaurants & Leisure - 1.1%
MGM Resorts International (a)	146,000	1,988,520

Household Durables - 0.7%
Newell Rubbermaid, Inc.	37,400	666,094
NVR, Inc. (a)	850	617,380

		1,283,474

Media - 6.0%
CBS Corp.-Class B	49,000	1,661,590
DIRECTV (a)	30,100	1,485,134
Gannett Co., Inc.	97,300	1,491,609
McGraw-Hill Cos., Inc. (The)	20,300	983,941
News Corp.-Class A	64,400	1,268,036
Time Warner Cable, Inc.-Class A	29,000	2,363,500
Viacom, Inc.-Class B	38,800	1,841,448

		11,095,258

Multiline Retail - 0.8%
Macy’s, Inc.	36,900	1,466,037

Specialty Retail - 1.6%
GameStop Corp.-Class A (b)	24,700	539,448
Home Depot, Inc. (The)	10,600	533,286
Limited Brands, Inc.	9,800	470,400
Lowe’s Cos., Inc.	34,500	1,082,610
Staples, Inc.	16,400	265,352

		2,891,096

		27,094,266

Information Technology - 11.4%
Communications Equipment - 2.1%
Cisco Systems, Inc.	158,700	3,356,505
Motorola Solutions, Inc.	8,100	411,723

		3,768,228

Computers & Peripherals - 2.3%
Dell, Inc. (a)	11,100	184,260
Hewlett-Packard Co.	170,000	4,051,100

		4,235,360

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 1.1%
Corning, Inc.	146,000	2,055,680

IT Services - 0.6%
Visa, Inc.-Class A	9,900	1,168,200

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Semiconductor Engineering, Inc. (ADR)	95,435	489,582
Applied Materials, Inc.	185,900	2,312,596
Intel Corp.	127,300	3,578,403
Lam Research Corp. (a)	31,600	1,409,992
Micron Technology, Inc. (a)	230,000	1,863,000

		9,653,573

		20,881,041

Energy - 10.7%
Energy Equipment & Services - 1.0%
Transocean Ltd./Switzerland	32,500	1,777,750

Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	11,700	916,578
BP PLC (Sponsored ADR)	61,400	2,763,000
Chevron Corp.	37,500	4,021,500
Devon Energy Corp.	30,600	2,176,272
Exxon Mobil Corp.	43,800	3,798,774
Marathon Oil Corp.	62,900	1,993,930
Marathon Petroleum Corp.	39,900	1,730,064
Valero Energy Corp.	17,200	443,244

		17,843,362

		19,621,112

Consumer Staples - 10.0%
Beverages - 1.0%
Constellation Brands, Inc.-Class A (a)	74,900	1,766,891

Food & Staples Retailing - 2.4%
CVS Caremark Corp.	36,000	1,612,800
Kroger Co. (The)	118,300	2,866,409

		4,479,209

Food Products - 1.2%
Archer-Daniels-Midland Co.	18,100	573,046
ConAgra Foods, Inc.	34,400	903,344
Tyson Foods, Inc.-Class A	37,500	718,125

		2,194,515

Household Products - 2.3%
Procter & Gamble Co. (The)	61,600	4,140,136

Tobacco - 3.1%
Altria Group, Inc.	78,200	2,414,034
Lorillard, Inc.	20,000	2,589,600
Philip Morris International, Inc.	4,700	416,467
Reynolds American, Inc.	6,800	281,792

		5,701,893

		18,282,644

Company	Shares	U.S. $ Value
Industrials - 5.7%
Aerospace & Defense - 1.4%
General Dynamics Corp.	9,600	704,448
Northrop Grumman Corp.	31,700	1,936,236

		2,640,684

Airlines - 0.7%
Delta Air Lines, Inc. (a)	120,675	1,195,889

Building Products - 0.3%
Fortune Brands Home & Security, Inc. (a)	25,058	553,030

Industrial Conglomerates - 3.3%
General Electric Co.	305,300	6,127,371

		10,516,974

Utilities - 4.9%
Electric Utilities - 2.8%
American Electric Power Co., Inc.	35,400	1,365,732
Edison International	31,100	1,322,061
Great Plains Energy, Inc.	47,600	964,852
NV Energy, Inc.	89,400	1,441,128

		5,093,773

Gas Utilities - 0.7%
Atmos Energy Corp.	32,000	1,006,720
UGI Corp.	12,800	348,800

		1,355,520

Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	55,600	1,096,432
DTE Energy Co.	12,800	704,384
NiSource, Inc.	27,000	657,450

		2,458,266

		8,907,559

Telecommunication Services - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	103,800	3,241,674
CenturyLink, Inc.	82,800	3,200,220

		6,441,894

Materials - 0.9%
Chemicals - 0.9%
LyondellBasell Industries NV	38,800	1,693,620

Total Common Stocks (cost $157,388,525)		178,686,897

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.9%
Time Deposit - 1.9%
State Street Time Deposit 0.01%, 4/02/12 (cost $3,487,341)	$3,487	3,487,341

Total Investments Before Security Lending Collateral for Securities Loaned - 99.4% (cost $160,875,866)		182,174,238

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.3%
Investment Companies - 0.3%
AllianceBernstein Exchange Reserves-Class I, 0.22% (c) (cost $574,275)	574,275	574,275

Total Investments - 99.7% (cost $161,450,141) (d)		182,748,513
Other assets less liabilities - 0.3%		494,154

Net Assets - 100.0%		$183,242,667

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,440,925 and gross unrealized depreciation of investments was $(5,142,553), resulting in net unrealized appreciation of $21,298,372.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$34,480,033		$	– 0	–	$	– 0	–	$34,480,033
Health Care	29,873,134			894,620			– 0	–	30,767,754
Consumer Discretionary	27,094,266			– 0	–		– 0	–	27,094,266
Information Technology	20,881,041			– 0	–		– 0	–	20,881,041
Energy	19,621,112			– 0	–		– 0	–	19,621,112
Consumer Staples	18,282,644			– 0	–		– 0	–	18,282,644
Industrials	10,516,974			– 0	–		– 0	–	10,516,974
Utilities	8,907,559			– 0	–		– 0	–	8,907,559
Telecommunication Services	6,441,894			– 0	–		– 0	–	6,441,894
Materials	1,693,620			– 0	–		– 0	–	1,693,620
Short-Term Investments	– 0	–		3,487,341			– 0	–	3,487,341
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	574,275			– 0	–		– 0	–	574,275

Total Investments in Securities	178,366,552			4,381,961			– 0	–	182,748,513
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$178,366,552			$4,381,961		$	– 0	–	$182,748,513

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no significant transfers between level 1 and level 2 during the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	May 23, 2012